                                                      Registration No.33-77256

                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549
                        ________________________


                                FORM S-6
                     POST-EFFECTIVE AMENDMENT NO. 5
                     TO THE REGISTRATION STATEMENT
                                 UNDER
                       THE SECURITIES ACT OF l933
                      ___________________________


                         SEPARATE ACCOUNT THREE
                                   OF
                         THE MANUFACTURERS LIFE
                      INSURANCE COMPANY OF AMERICA
                         (Exact name of trust)

                         THE MANUFACTURERS LIFE
                      INSURANCE COMPANY OF AMERICA
                          (Name of depositor)
                      ___________________________
                         500 N. Woodward Avenue
                    Bloomfield Hills, Michigan 48304
          (Address of depositor's principal executive offices)

        JAMES D. GALLAGHER
  Secretary and General Counsel
The Manufacturers Life Insurance                     Notice to:
        Company of America              W. Randolph Thompson, Esq., Of Counsel
      500 N. Woodward Avenue               Jones & Blouch L.L.P., Suite 405W
 Bloomfield Hills, Michigan 48304          1025 Thomas Jefferson Street, N.W
(Name and Address of Agent for Service)       Washington, D.C. 20007-0805

     It is proposed that this filing will become effective:


     ____ immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ on December 31, 1996 pursuant to paragraph (b) of Rule 485 ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 pursuant to paragraph (a)(1) of Rule 485
     ----
     ____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485


                    Election Pursuant to Rule 24f-2
                    _______________________________

Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of its variable life contracts for sale under the Securities Act of 1933 and filed a Rule 24f-2 Notice on February 26, 1996 for its fiscal year ended December 31, 1995.

                         SEPARATE ACCOUNT THREE
                                   OF
          THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                   Registration Statement on Form S-6

                         Cross-Reference Sheet
Form
N-8B-2
Item No.                        Caption in Prospectus
_______         __________________________________________________________

   1 -----      Cover Page; General Information About Manufacturers Life of
                America, Separate Account Three, and NASL Series Trust
                (Manufacturers Life of America's Separate Account Three)
   2 -----      Cover Page; General Information About Manufacturers Life of
                America, Separate Account Three, and NASL Series Trust
                (Manufacturers Life Of America And Manufacturers Life)
   3 -----      *
   4 -----      Miscellaneous Matters (Distribution of the Policy)

   5 ----- General Information About Manufacturers Life Of America, Separate Account Three, and NASL Series Trust (Manufacturers Life of America's Separate Account Three)

   6 -----      General Information About Manufacturers Life of America,
                Separate Account Three, NASL Series Trust (Manufacturers Life of
                America's Separate Account Three)
   7 -----      *
   8 -----      *
   9 -----      Miscellaneous Matters (Pending Litigation)
  10 -----      Detailed Information About The Policies
  11 -----      General Information About Manufacturers Life Of America,
                Separate Account Three, and NASL Series Trust (NASL Series
                Trust)
  12 -----      General Information About Manufacturers Life Of America,
                Separate Account Three, and NASL Series Trust (NASL Series
                Trust)
  13 -----      Detailed Information About The Policies (Charges and
                Deductions)
  14 -----      Detailed Information About the Policies (Premium Provisions --
                Policy Issue and Initial Premium); Miscellaneous Matters
                (Responsibilities Assumed By Manufacturers Life)
  15 -----      Detailed Information About The Policies (Premium
                Provisions -- Policy Issue and Initial Premium)
  16 -----      General Information About Manufacturers Life Of America,
                Separate Account Three, and NASL Series Trust (NASL Series
                Trust)
  17 -----      Detailed Information About The Policies (Policy Values --
                Partial Withdrawals and Surrenders); Other Provisions --
                Payment of Proceeds)
  18 -----      General Information About Manufacturers Life Of America,
                Separate Account Three, and

                 NASL Series Trust
   19 -----      Detailed Information About The Policies (Other
                 Provisions -- Reports To Policyowners); Miscellaneous Matters (Responsibilities Assumed By Manufacturers Life)

   20 -----      General Information About Manufacturers Life Of America,
                 Separate Account Three, and NASL Series Trust; Miscellaneous
                 Matters (Responsibilities Assumed By  Manufacturers Life)
   21 -----      Detailed Information About The Policies (Policy
                 Values -- Policy Loans)
   22 -----      *
   23 -----      **
   24 -----      Detailed Information About the Policies (Other
                 General Policy Provisions)
   25 -----      General Information About Manufacturers Life Of America,
                 Separate Account Three, NASL Series Trust (Manufacturers
                 Life Of America And Manufacturers Life)
   26 -----      *
   27 -----      General Information About Manufacturers Life Of America,
                 Separate Account Three, and NASL Series Trust (Manufacturers
                 Life Of America And Manufacturers Life)
   28 -----      Miscellaneous Matters (Directors And Officers Of
                 Manufacturers Life Of America)
   29 -----      General Information About Manufacturers Life Of America,
                 Separate Account Three, and NASL  Series Trust (Manufacturers
                 Life Of America And Manufacturers Life)
   30 -----      *
   31 -----      *
   32 -----      *
   33 -----      *
   34 -----      *
   35 -----      Miscellaneous Matters (State Regulations)
   36 -----      *
   37 -----      *
   38 -----      Miscellaneous Matters (Distribution of the Policy;
                 Responsibilities Assumed By Manufacturers Life)
   39 -----      Miscellaneous Matters (Distribution of the
                 Policy)
   40 -----      *
   41(a)---      Miscellaneous Matters (Distribution of the
                 Policy)
   41(b)---      **
   41(c)---      **
   42 -----      *
   43 -----      *
   44 -----      Detailed Information About The Policies (Policy
                 Values -- Policy Value)
   45 -----      *
   46 -----      Detailed Information About The Policies (Policy
                 Values -- Partial Withdrawals and Surrenders; Other
                 Provisions -- Payment of Proceeds)
   47 -----      General Information About Manufacturers Life Of America,
                 Separate Account Three, and NASL Series Trust (NASL Series
                 Trust)

  48 -----       *
  49 -----       *
  50 -----       *
  51 -----       Detailed Information About The Policies
  52 -----       Detailed Information About The Policies (Miscellaneous
                 Matters -- Portfolio Share Substitution)
  53 -----       **
  54 -----       *
  55 -----       *
  56 -----       *
  57 -----       *
  58 -----       *
  59 -----       Financial Statements

*   Omitted since answer is negative or item is not applicable.
**  Omitted.

     Prospectus for

     Venture SVUL

     A Flexible Premium
     Survivorship Variable Life
     Insurance Policy


     Issued by

     The Manufacturers Life Insurance
     Company of America

     Prospectus

     The Manufacturers Life Insurance
     Company of America
     Separate Account Three
     Venture SVUL

     Flexible Premium Survivorship Variable Life Insurance Policy

This prospectus describes the Flexible Premium Survivorship Variable Life Insurance Policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policies are designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs. In this prospectus the term
"policyowner" means one or more policyowners.

The Policies provide for: (1) a Net Cash Surrender Value that can be received by partial withdrawals or surrender of the Policy; (2) Policy loans; and (3) an insurance benefit payable at the last surviving life insured's death.


Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Three (the "Separate Account") to which the policyowner allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of NASL Series Trust. The accompanying prospectus for NASL Series Trust, and the corresponding statements of additional information, describe the investment objectives of the Portfolios in which net premiums may be invested. The Portfolios available for allocation of net premiums are the following: the Emerging Growth Trust, the Quantitative Equity Trust (formerly Common Stock Fund), the Real Estate Securities Trust, the Balanced Trust, the Capital Growth Bond Trust, the Money Market Trust, the International Stock Trust, the Pacific Rim Emerging Markets Trust, the Equity Index Trust, the Equity Income Trust, the U.S. Government Securities Trust, the Growth and Income Trust, the Equity Trust, the Conservative Asset Allocation Trust, the Moderate Asset Allocation Trust, the Aggressive Asset Allocation Trust, the Blue Chip Growth Trust and the International Small Cap Trust (collectively the "NASL Trusts"). Other sub-accounts and Portfolios may be added in the future.


Prospective purchasers should ask a Manulife Financial representative if changing, or adding to, existing insurance coverage would be advantageous. Prospective purchasers should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

Because of the substantial nature of the surrender charges in the early years, the Policy is not suitable for short-term investment purposes. A policyowner contemplating surrender of a Policy should pay special attention to the sales charge limitation provisions described in this prospectus, which apply only during the first two years following the Policy Date or following an increase in face amount.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR NASL SERIES TRUST.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance
Company of America
500 N. Woodward Avenue
Bloomfield Hills, Michigan 48304

Service Office:
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
TELEPHONE: 1-800-827-4546
           (1-800-VARILIN [E])


The date of this Prospectus is December 31, 1996.

Prospectus Contents
                                                                           Page
                                                                           ____

Introduction to Policies ...............................................      6


General Information About Manufacturers Life of
     America, Separate Account Three,
     and NASL Series Trust
     Manufacturers Life of America and
     Manufacturers Life ................................................     15
     Manufacturers Life of America's Separate
     Account Three .....................................................     15
     NASL Series Trust .................................................     15
     What Are the Investment Objectives and Certain Policies
     of the Portfolios? ................................................     17
     Selection of Sub-account(s)
Detailed Information About the Policies ................................     19
     PREMIUM PROVISIONS ................................................     19
     Policy Issue and Initial Premium ..................................     19
     Premium Allocation ................................................     20
     Premium Limitations ...............................................     20
     Short-Term Cancellation Right and
     "Free Look" Provisions ............................................     20
     INSURANCE BENEFIT .................................................     21
     The Insurance Benefit .............................................     21
     No Lapse Guarantee ................................................     21
     Death Benefit Guarantee ...........................................     22
     Death Benefit Options .............................................     24
     Death Benefit Option Changes ......................................     25
     Face Amount Changes ...............................................     26
     POLICY VALUES .....................................................     27
     Policy Value ......................................................     27
     Transfers of Policy Value .........................................     28
     Policy Loans ......................................................     30
     Partial Withdrawals and Surrenders ................................     33
     CHARGES AND DEDUCTIONS ............................................     34
     Deductions from Premiums ..........................................     34
     Surrender Charges .................................................     34
     Deferred Sales Charge .............................................     35
     Monthly Deductions ................................................     39
     Other Charges .....................................................     40
     Special Provisions for Group or
     Sponsored Arrangements ............................................     41
     Special Provisions for Exchanges ..................................     42
     THE GENERAL ACCOUNT ...............................................     42
     OTHER GENERAL POLICY PROVISIONS ...................................     42
     Policy Default ....................................................     43
     Policy Reinstatement ..............................................     43
     Miscellaneous Policy Provisions ...................................     43

                                                                           Page
                                                                           ____


OTHER PROVISIONS .......................................................     44
     Supplementary Benefits ............................................     44
     Payment of Proceeds ...............................................     45
     Reports to Policyowners ...........................................     45
MISCELLANEOUS MATTERS ..................................................     45
     Portfolio Share Substitution ......................................     45
     Federal Income Tax Considerations .................................     46
     Tax Status of the Policy ..........................................     46
     Tax Treatment of Policy Benefits ..................................     48
     The Company's Taxes ...............................................     50
     Distribution of the Policy ........................................     50
     Responsibilities Assumed by
     Manufacturers Life ................................................     51
     Voting Rights .....................................................     51
     Executive Officers and Directors ..................................     52
     State Regulations .................................................     54
     Pending Litigation ................................................     55
     Additional Information ............................................     55
     Legal Matters .....................................................     55
     Experts ...........................................................     55
Financial Statements ...................................................     56
Appendices .............................................................     85
     A.  Sample Illustrations of Policy
     Values, Cash Surrender Values and
     Death Benefits ....................................................     85
     B.  Definitions ...................................................     95



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT
LAWFULLY BE MADE.  NO PERSON IS AUTHORIZED TO
MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS
OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS,
THE PROSPECTUS OF NASL SERIES TRUST, OR THE STATEMENT
OF ADDITIONAL INFORMATION OF NASL SERIES TRUST.




You are urged to examine this prospectus carefully.
The INTRODUCTION TO POLICIES will briefly describe the Flexible Premium Survivorship Variable
Life Insurance Policy. More detailed information will be found within.

Introduction to Policies

The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the corridor percentage test.

General

The Policy provides a death benefit at the time of the death of the last surviving life insured.

Premium payments may be made at any time and in any amount, subject to certain limitations.


After certain deductions, premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Three. Assets of the sub-accounts of Separate Account Three are invested in shares of a particular Portfolio of NASL Series Trust. Allocation instructions may be changed at any time and transfers among the accounts may be made, subject to certain restrictions. If the Policy is owned by two or more persons, the Company will require authorization from each policyowner before taking any action on the Policy.

The Portfolios currently offered are the: Emerging Growth Trust, Quantitative Equity Trust (formerly Common Stock Fund), Real Estate Securities Trust, Balanced Trust, Capital Growth Bond Trust, Money Market Trust, International Stock Trust, Pacific Rim Emerging Markets Trust, Equity Index Trust, Equity Income Trust, U.S. Government Securities Trust, Growth and Income Trust, Equity Trust, Conservative Asset Allocation Trust, Moderate Asset Allocation Trust, Aggressive Asset Allocation Trust, Blue Chip Growth Trust, and International Small Cap Trust.


The Policy has a Policy Value reflecting premiums paid, the investment performance of the accounts to which the policyowner has allocated premiums, and certain charges for expenses and cost of insurance. The policyowner may receive a portion of the Policy Value by taking a Policy loan or a partial withdrawal, or by full surrender of the Policy.

Death Benefit

Death Benefit Options. The policyowner elects to have the Policy's death benefit determined under one of two options:

-    a death benefit equal to the face amount of the Policy, or

-    a death benefit equal to the face amount of the Policy plus the Policy
     Value.

Under either option, the death benefit may have to be increased to a multiple of the Policy Value to satisfy the corridor percentage test under the definition of life insurance in the Internal Revenue Code. See Detailed Information About the Policies; Insurance Benefit- "The Insurance Benefit" and "Death Benefit Options."

The Policyowner May Change the Death Benefit Option. A change in the death benefit option may be requested after the Policy has been in force for two years.

See Detailed Information About the Policies; Insurance Benefit- "Death Benefit Option Changes."

The Policyowner May Increase the Face Amount. After the Policy has been in force for two years, an increase in the face amount of the Policy may be requested once per Policy Year. An increase in the face amount is subject to satisfactory evidence of insurability and will usually result in the Policy's being subject to new surrender charges. See Detailed Information About the Policies; Insurance Benefit- "Face Amount Changes."

The Policyowner May Decrease the Face Amount. A decrease in the face amount may be requested once per Policy Year after the Policy has been in force for two years, except during the two-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase, which will result in certain surrender charges being deducted from the Policy Value. During the two-year period following an increase, the deferred sales charge for the increase is subject to the Policy's sales charge limitation provisions. A decrease in face amount may result in certain surrender charges being deducted from the Policy Value. See Detailed Information About the Policies; Insurance Benefit- "Face Amount Changes."

Death Benefit Guarantee

As long as the Death Benefit Guarantee Cumulative Premium Test or, where applicable, the Fund Value Test is satisfied, the Company guarantees that the Policy will not go into default (i) prior to when the youngest life insured achieves or would have achieved Attained Age 100, if Death Benefit Option 1 is maintained through the life of the Policy, (ii) prior to when the youngest life insured attains or would have achieved Attained Age 85 if Death Benefit Option 2 is selected at any time regardless of the investment performance of the Funds underlying the Policy Value. See Detailed Information About the Policies; Premium Provisions- "Death Benefit Guarantee."

No Lapse Guarantee

As long as the No Lapse Guarantee Cumulative Premium Test is satisfied, the Company guarantees that the Policy will not go into default during the No Lapse Guarantee Period. For lives insured with an average Issue Age of up to and including age 70, the No Lapse Guarantee Period is 10 years. For lives insured with an average Issue Age of 71 and older, the No Lapse Guarantee Period decreases by one year for each year the average age exceeds 70, until average age 77. From average age 77 to 85 the No Lapse Guarantee Period is fixed at three years. The No Lapse Guarantee is not available to lives insured whose average Issue Age exceeds 85. See Detailed Information About the Policies; Premium Provisions- "No Lapse Guarantee."

Dollar Cost Averaging.

Manufacturers Life of America will offer policyowners a Dollar Cost Averaging program. Under the Dollar Cost Averaging program the policyowner will designate an amount which will be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Guaranteed Interest Account.

Each transfer under the Dollar Cost Averaging program must be of a minimum amount as set by Manufacturers Life of America. Once set, this minimum may be changed at any time at the discretion of Manufacturers Life of America. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer. Otherwise, there will be a charge of $5 for each transfer under this program. The charge will be deducted from the value of the Investment

Account out of which the transfer occurs. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the policyowner will be so notified.

Manufacturers Life of America reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

Asset Allocation Balancer Transfers. Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals Manufacturers Life of America will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation.


Currently, there is no charge for this program; however, Manufacturers Life of America reserves the right to institute a charge on 90 days' notice to the policyowner.


Manufacturers Life of America reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

Premium Payments Are Flexible

The policyowner may pay premiums at any time and in any amount, subject to certain limitations. See Detailed Information About the Policies; Premium Provisions- "Policy Issue" and "Premium Limitations."

The policyowner must pay at least the Initial Premium to put the Policy in force. See Detailed Information About the Policies; Premium Provisions- "Policy Limitations," Insurance Benefit- "No Lapse Guarantee" and "Death Benefit Guarantee."

After the Initial Premium is paid there is no minimum premium required. However, minimum premiums are required to maintain the Death Benefit Guarantee or the No Lapse Guarantee. See Detailed Information About the Policies; Insurance Benefit- "Death Benefit Guarantee" and "No Lapse Guarantee." In addition, certain premium payments may be required to keep the Policy from lapsing. See Detailed Information About the Policies; Other General Policy Provisions- "Policy Default."Certain maximum premium limitations apply to the Policy, to ensure that the Policy qualifies as life insurance under rules defined in the Internal Revenue Code. See Detailed Information About the Policies; Premium Provisions- "Premium Limitations."

Summary of Charges and Deductions

Charges under the Policy are assessed as described below:

(1)    Deductions from premiums

     - 2.35% of all premiums paid, for state and local taxes, and 1.25% of all premiums paid, for federal taxes, to the end of the tenth Policy Year. Currently, the Company expects this deduction to cease after the end of the tenth Policy Year.

     - a sales charge of 5.5% of the premiums paid, in the current Policy Year, up to a maximum of the Target Premium for the current Policy Year. This deduction is taken to the end of the tenth Policy Year. See Detailed Information About the Policies; Charges and Deductions - "Deductions from Premiums."

(2)    Surrender Charges

     - upon surrender, partial withdrawal in excess of the Withdrawal Tier Amount, decrease in face amount or lapse.

     - deferred underwriting charge of $4 for each $1,000 of face amount.

     - deferred sales charge of a maximum of 100% of the lower of first-year premium or the Target Premium (but in no event will the sum of the deferred sales charge and the sales charge deducted from premiums exceed the amount permitted by Section 27(a)(2) of the Investment Company Act of 1940). See Detailed Information About the Policies; Charges and Deductions - "Surrender Charges."


(3)    Monthly Deductions

     - administration charge of $.04 per $1,000 of face amount per month until the later of the end of the fifteenth Policy Year, or when the youngest life insured reaches Attained Age 55.
     The administration charge is 0 thereafter. This charge has a minimum of $30 per month and a maximum of $60 per month.

     -     cost of insurance charge.

     - mortality and expense risks charge of .067% deducted monthly through the later of the tenth Policy Year and the youngest life insured's Attained Age 55. It is currently expected to be .0125% thereafter.

     -      supplementary benefit(s) charge(s)

     If the Policy is still in force when the youngest of the lives insured reaches or would have reached Age 100 no further monthly deductions will be taken from the Policy Value. See Detailed Information About the Policies; Charges and Deductions -
     "Monthly Deductions."

(4)    Other Charges


     Investment Management Fees

     investment management fee of 1.05% assessed against the assets of the Emerging Growth Trust investment management fee of .70% assessed against the assets of the Quantitative Equity Trust (formerly Common Stock Trust)*

     investment management fee of .70% assessed against the assets of the Real Estate Securities Trust*

     investment management fee of .80% assessed against the assets of the Balanced Trust investment management fee of .65% assessed against the assets of the Capital Growth Bond Trust*

     investment management fee of .50% assessed against the assets of the Money Market Trust investment management fee of 1.05% assessed against the assets of the International Stock Trust investment management fee of .85% assessed against the assets of the Pacific Rim Emerging Markets Trust investment management fee of .25% assessed against the assets of the Equity Index Trust investment management fee of .925% assessed against the assets of the Blue Chip Growth Trust investment management fee of 1.10% assessed against the assets of the International Small Cap Trust

- investment management fee of .80% assessed against the assets of the Equity Income Trust

- investment management fee of .65% assessed against the assets of the U.S. Government Securities Trust

- investment management fee of .75% assessed against the assets of the Growth and Income Trust

- investment management fee of .75% assessed against the assets of the Equity Trust

- investment management fee of .75% assessed against the assets of the Conservative Asset Allocation Trust

- investment management fee of .75% assessed against the assets of the Moderate Asset Allocation Trust

- investment management fee of .75% assessed against the assets of the Aggressive Asset Allocation Trust

Expenses

- expenses of up to .75% assessed against the assets of the Pacific Rim Emerging Markets Trust and International Stock Trust

- expenses of up to .15% assessed against the assets of the Equity Index Trust

-     expenses of up to .50% assessed against the assets of all other Trusts*

*NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year beginning the effective date of this prospectus to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust (formerly Common Stock
Fund), Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets.



For all policies:
     - transfer fee of $25 per transfer if the policyowner elects to exercise the option to make more than twelve transfers in any Policy Year. (multiple requests received at the same time are treated as a single transfer).

     - transfer fee of $5 for each transfer under the Dollar Cost Averaging program when Policy Value does not exceed $15,000.


Manufacturers Life of America reserves the right to charge or establish a provision for any federal, state, or local taxes that may be attributable to the Separate Account or the operations of the Company with respect to the Policies in addition to the deductions for state, local, and federal taxes currently being made. See Detailed Information About the Policies; Charges and Deductions - "Other Charges."

Investment Options

After deductions from premiums for federal, state and local taxes and the premium charge, Net Premiums will be allocated, according to the policyowner's instructions, to any combination of the general account or one or more of the sub-accounts of Manufacturers Life of America's Separate Account Three.

Each sub-account of Separate Account Three invests its assets in the shares of one of the following:

-   Emerging Growth Trust
-   Quantitative Equity Trust (formerly Common Stock Fund)
-   Real Estate Securities Trust
-   Balanced Trust
-   Capital Growth Bond Trust
-   Money Market Trust
-   International Stock Trust
-   Pacific Rim Emerging Markets Trust
-   Equity Index Trust

-   Equity Income Trust
-   U.S. Government Securities Trust
-   Growth and Income Trust
-   Equity Trust
-   Conservative Asset Allocation Trust
-   Moderate Asset Allocation Trust
-   Aggressive Asset Allocation Trust
-   Blue Chip Growth Trust
-   International Small Cap Trust



The policyowner may change the allocation of Net Premiums among the general account and the sub-accounts at any time. See General Information About Manufacturers Life of America, Separate Account Three and NASL Series Trust and Detailed Information About the Policies; Premium Provisions - "Premium Allocation" and Policy Values - "Policy Value."


The Policy Value

The Policy has a Policy Value which reflects the following: premium payments made; investment performance of the sub-accounts to which amounts have been allocated; interest credited by the Company to amounts allocated to the general account; partial withdrawals; and deduction of charges described under "Charges and Deductions."

The Policy Value is the sum of the values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account.

Investment Account. An Investment Account is established under the Policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. An Investment Account measures the interest of the Policy in the corresponding sub-account.

The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account. See Detailed Information About the Policies; Policy Values-"Policy Value."

Guaranteed Interest Account. The Guaranteed Interest Account consists of that portion of the Policy Value based on net premiums allocated to, and amounts transferred to, the general account of the Company.

Manufacturers Life of America credits interest on amounts in the Guaranteed Interest Account at an effective annual rate guaranteed to be at least 4%. See Detailed Information About the Policies and The General Account.

Loan Account. When a Policy loan is made, Manufacturers Life of America will establish a Loan Account under the Policy and will transfer an amount from the Investment Accounts and the Guaranteed Interest Account to the Loan Account.

The Company will credit interest to amounts in the Loan Account at an effective annual rate of at least 4%. The actual rate credited on loan amounts will be the rate charged on loan amounts less an interest rate differential. See Detailed Information About the Policies; Policy Values- "Policy Loans."

Transfers Are Permitted. A policyowner may make transfers among Investment Accounts and the Guaranteed Interest Account, subject to certain restrictions.


Twelve transfers per Policy Year may be made at no cost to the policyowner; excess transfers will be permitted at a cost of $25 per transfer. All transfer requests received at the same time are treated as a single transfer request.
The maximum that may be transferred out of the Guaranteed Interest Account in any one Policy Year is the greater of $500 or 15% of the value in the Guaranteed Interest Account as of the previous Policy Anniversary.


Certain restrictions may apply to transfer requests. See Detailed Information About the Policies; Policy Values- "Policy Value."


Using the Policy Value

Borrowing Against the Policy Value. The policyowner may borrow against the Policy Value. In most states the minimum loan amount is $500.

Loan interest will be charged on a fixed basis at an effective annual rate of 5.75%. See Detailed Information About the Policies; Policy Values- "Policy Loans."

A Policyowner May Make a Partial Withdrawal of the Policy Value. After a Policy has been in force for two years the policyowner may make a partial withdrawal of the Policy Value. In most states the minimum withdrawal amount is $500. The policyowner may specify that the withdrawal is to be made from a specific Investment Account or the Guaranteed Interest Account.

A partial withdrawal may result in a reduction in the face amount of the Policy and may also result in the assessment of a portion of the surrender charges to which the Policy is subject. See Detailed Information About the Policies; Policy Values- "Partial Withdrawals and Surrenders" and Charges and Deductions- "Surrender Charges."

The Policy May Be Surrendered for Its Net Cash Surrender Value. The Net Cash Surrender Value is equal to the Policy Value less surrender charges, outstanding monthly deductions due and the value of the Loan Account.
Surrender of a Policy during the Surrender Charge Period will usually result in assessment of surrender charges. See Detailed Information About the Policies; Policy Values - "Partial Withdrawals and Surrenders" and Charges and Deductions - "Surrender Charges."


Supplementary Benefits

A policyowner may choose to add certain supplementary benefits to the Policy. These supplementary benefits include an estate preservation rider and a policy split option.

The cost of any supplementary benefits will be deducted from the Policy Value monthly. See Detailed Information About the Policies; Other Provisions - "Supplementary Benefits."


Default

Unless the Death Benefit Guarantee or No Lapse Guarantee is in effect, the Policy will go into default if the Net Cash Surrender Value at the beginning of any Policy Month would go below zero after deducting the monthly charges then due. The Policy will not go into default if the Policy qualifies for the Death Benefit Guarantee or No Lapse Guarantee. The Company will notify the policyowner in the event the Policy goes into default, and will allow a grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. If the required premium is not paid during the grace period the Policy will terminate. See Detailed Information About the Policies; Premium Provisions
- "Policy Default."

Reinstatement

A terminated policy may be reinstated by the policyowner within either the 21-day or five-year period following the date of termination, providing certain conditions are met. See Detailed Information About the Policies; Premium Provisions - "Policy Reinstatement."


Free Look

A Policy may be returned for a refund of premium within the latest of:

-      10 days after it is received
-      45 days after the application for the Policy is signed
- 10 days after Manufacturers Life of America mails or delivers a notice of this right of withdrawal.

If a policyowner requests an increase in face amount which results in new surrender charges, the "free look" provision will also apply to the increase. See Detailed Information About the Policies; Premium Provisions - "Short-Term Cancellation Right" and "Free Look" Provisions.


Federal Tax Matters

Manufacturers Life of America believes that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract, particularly if the policyowner pays the full amount of premiums permitted under such a Policy.

Assuming that a Policy qualifies as a life insurance contract for federal income tax payments, a policyowner should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See Miscellaneous Matters - "Federal Income Tax Considerations" (Tax Status of the Policy).

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59-1/2 any such distributions generally will be subject to a 10% penalty tax. See Miscellaneous Matters - "Federal Income Tax Considerations" (Tax Treatment of Policy Benefits).

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions. A policyowner considering the use of systematic Policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, in absence of additional payments. The premium payment necessary to avert lapse would increase with the average age of the lives insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See
Miscellaneous Matters - "Federal Income Tax Considerations" (Distributions from Policies Not Classified as Modified Endowment Contracts).

The United States Congress has in the past considered, and in the future may consider legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, or adopt new interpretations of existing laws, state tax laws or, if the policyowner is not a United States resident, foreign tax laws, may affect the tax consequences to him or her, the lives insured or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have a retroactive effect regardless of the date of enactment. The Company suggests that a tax adviser be consulted.

Estate and Generation-Skipping Taxes

The proceeds of this life insurance policy may be taxable under Estate and Generation-Skipping Tax provisions of the Internal Revenue Code. The policyowner should consult his or her tax adviser regarding these taxes.

General Information About Manufacturers
Life of America, Separate Account Three,
And NASL Series Trust


Manufacturers Life of America and Manufacturers Life


Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Manufacturers USA, a life insurance company organized in 1955 under the laws of Maine and redomesticated under the laws of Michigan on December 30, 1992, is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.), a life insurance company organized in 1983 under the laws of Michigan which in turn is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:
Standard and Poor's Insurance Rating Service -- AA+, A.M. Best Company -- A++, Duff & Phelps Credit Rating Co. -- AAA, and Moody's Investors Service, Inc. -- Aa3. However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.


Manufacturers Life of America's
Separate Account Three

Manufacturers Life of America established its Separate Account Three on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992 the Separate Account has been operated under Michigan law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.


NASL Series Trust

Each sub-account of the Separate Account will purchase shares only of a particular NASL Trust. NASL Series Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of NASL Trusts at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes consistent with the Policies. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying NASL Series Trust prospectus.

NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:

   PORTFOLIO                             SUBADVISER
Aggressive Growth Portfolios
   Pacific Rim Emerging Markets Trust    Manufacturers Adviser Corporation*
   International Small Cap Trust         Founders Asset Management, Inc.
   Emerging Growth Trust                 Warburg, Pincus Counsellors, Inc.
   International Stock Trust             Rowe Price-Fleming International, Inc.
Equity Portfolios
   Equity Trust                          Fidelity Management Trust Company
   Quantitative Equity Trust             Manufacturers Adviser Corporation*
   (formerly Common Stock Fund)
   Equity Index Trust                    Manufacturers Adviser Corporation*
   Blue Chip Growth Trust                T. Rowe Price Associates, Inc.
   Growth and Income Trust               Wellington Management Company
   Equity Income Trust                   T. Rowe Price Associates, Inc.
   Real Estate Securities Trust          Manufacturers Adviser Corporation*

Balanced Portfolios
   Balanced Trust                        Founders Asset Management, Inc.
   Aggressive Asset Allocation Trust     Fidelity Management Trust Company
   Moderate Asset Allocation Trust       Fidelity Management Trust Company
   Conservative Asset Allocation Trust   Fidelity Management Trust Company
Bond Portfolios
   Capital Growth Bond Trust             Manufacturers Adviser Corporation*
   U.S. Government Securities Trust      Salomon Brothers Asset Management Inc
Money Market Portfolio
   Money Market Trust                    Manufacturers Adviser Corporation*

* Manufacturers Adviser Corporation is an indirect wholly-owned subsidiary of Manufacturers Life.

What Are The Investment Objectives and Certain Policies Of The Portfolios?

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

AGGRESSIVE GROWTH PORTFOLIOS

Pacific Rim Emerging Markets Trust. The investment objective of the Pacific Rim Emerging Markets Trust is to achieve long-term growth of capital.
Manufacturers Adviser Corporation manages the Pacific Rim Emerging Markets Trust and seeks to achieve this investment objective by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries of the Pacific Rim region.

International Small Cap Trust. The investment objective of the International Small Cap Trust is to seek long term capital appreciation. Founders Asset Management, Inc. manages the International Small Cap Trust and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

Emerging Growth Trust. The investment objective of the Emerging Growth Trust is maximum capital appreciation. Warburg, Pincus Counsellors, Inc. manages the Emerging Growth Trust and will pursue this objective by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

International Stock Trust. The investment objective of the International Stock Trust is to achieve long-term growth of capital. Rowe Price-Fleming International, Inc. manages the International Stock Trust and seeks to obtain this objective by investing primarily in common stocks of established, non-U.S. companies.

EQUITY PORTFOLIOS

Equity Trust. The principal investment objective of the Equity Trust is growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital. Fidelity Management Trust Company manages the Equity Trust and seeks to attain the foregoing objective by investing primarily in common stocks of United States issuers or securities convertible into or which carry the right to buy common stocks.

Quantitative Equity Trust (formerly Common Stock Fund). The investment objective of the Quantitative Equity Trust is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. Manufacturers Adviser Corporation manages the Quantitative Equity Trust.

Equity Index Trust. The investment objective of the Equity Index Trust is to achieve investment results which approximate the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. Manufacturers Adviser Corporation manages the Equity Index Trust.


Blue Chip Growth Trust. The primary investment objective of the Blue Chip Growth Trust is to provide long-term growth of capital. Current income is a secondary objective, and many of the stocks in the Portfolio are expected to pay dividends. T. Rowe Price Associates, Inc. manages the Blue Chip Growth Trust.


Growth and Income Trust. The investment objective of the Growth and Income Trust is to provide long-term growth of capital and income consistent with prudent investment risk. Wellington Management Company manages the Growth and Income Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington Management Company believes are of high quality.

Equity-Income Trust. The investment objective of the Equity-Income Trust (prior to December 31, 1996, the "Value Equity Trust") is to provide substantial dividend income and also long term capital appreciation. T. Rowe Price Associates, Inc. manages the Equity-Income Trust and seeks to attain this objective by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Real Estate Securities Trust. The investment objective of the Real Estate Securities Trust is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. Manufacturers Adviser Corporation manages the Real Estate Securities Trust.

BALANCED PORTFOLIOS

Balanced Trust. The investment objective of the Balanced Trust is current income and capital appreciation. Founders Asset Management, Inc. is the manager of the Balanced Trust and seeks to attain this objective by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

Automatic Asset Allocation Trusts (Aggressive, Moderate and Conservative). The investment objective of each of the Automatic Asset Allocation Trusts is to realize the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive. The amount of each Portfolio's assets invested in each category of securities -- debt, equity, and money market -- is dependent upon the judgment of Fidelity Management Trust Company as to what percentages of each Portfolio's assets in each category will contribute to the limitation of risk and the achievement of its investment objective.

BOND PORTFOLIOS

Capital Growth Bond Trust. The investment objective of the Capital Growth Bond Trust is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. Manufacturers Adviser Corporation manages the Capital Growth Bond Trust. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

U.S. Government Securities Trust. The investment objective of the U.S. Government Securities Trust is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. Salomon Brothers Asset Management Inc manages the U.S. Government Securities Trust and seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

MONEY MARKET PORTFOLIO

Money Market Trust. The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. Manufacturers Adviser Corporation manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments.



A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.

Detailed Information About the Policies

Premium Provisions

Policy Issue and Initial Premium

To purchase a Policy, an applicant must submit a completed application. Manufacturers Life of America will issue a Policy only if it has a face amount of at least $250,000. A Policy will generally be issued to persons between ages 0 and 90. In certain circumstances the Company may at its sole discretion issue a Policy to persons above age 90. Before issuing a Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it. Each life insured will have a risk class of preferred/non-smoker, preferred/smoker, standard/non-smoker or standard/smoker as determined by underwriting rules. Persons failing to meet standard underwriting requirements may be eligible to purchase a Policy provided an additional rating is assigned. Acceptance of an application is subject to the Company's insurance underwriting rules.

Each Policy is issued with an Effective Date and a Policy Date. The Effective Date is the date we become obligated under this Policy and when we take the first Monthly Deductions, other than for backdated policies (which are described below). It is the later of the date the Company's underwriters approve issuance of the Policy, or the date at least the Initial Premium is received at the Manufacturers of America Service Office. The lives insured may be covered under the terms of a conditional insurance agreement between the Policy Date and the Effective Date.

Under certain circumstances a Policy may be issued with a backdated Policy Date. A Policy will not be backdated more than six months (12 months where required by state regulation) before the date of the application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated.


All premiums received for backdated Policies prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. As of the effective date, the premiums paid plus interest credited, net of deductions for federal, state and local taxes, and the premium charge, will be allocated among the Investment Accounts and/or the Guaranteed Interest Account in accordance with the policyowner's instructions.


All premiums received on or after the Effective Date of the Policy will be allocated among the Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Manufacturers Life of America Service Office.

The Policy Date is the date used to calculate the insurance age. It is the date from which Policy Months, Policy Years, and Policy Anniversaries are all determined. If the application accepted by the Company is accompanied by a check for at least the Initial Premium, the Policy Date is the date the application and check were received at the Manufacturers Life of America Service Office. If the application accepted by the Company is not accompanied by a check for at least the Initial Premium, the Policy Date is calculated as seven days after issuance of the Policy (which is also the "Issue Date"). Monthly deductions are made as of the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date on a backdated policy, they will be made as of the Effective Date instead of the dates they were due, as described above.

The Initial Premium must be received within 60 days after the Policy Date; however, the Initial Premium may be required within 30 days on Policies with Additional Ratings. If the Initial Premium is not paid or if the application is rejected, the Policy will be cancelled.

Premium Allocation

Net Premiums may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the Net Premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total percentage allocations equal 100. A policyowner may change the way in which Net Premiums are allocated at any time without charge. The change will take effect as of the date a written or telephone request for change, in a format which is satisfactory to the Company, is received at the Manufacturers Life of America Service Office.

Premium Limitations

After the payment of the Initial Premium, premiums may be paid at any time and in any amount during the lifetime of any of the lives insured subject to certain limitations. After the Initial Premium, all premiums must be paid to the Manufacturers Life of America Service Office. Unlike traditional insurance, premiums are not payable at specified intervals or in specified amounts. A Policy will be issued with a Planned Premium which is based on the amount of premium the policyowner wishes to pay. It is recommended that a premium amount that will satisfy the requirements of the No Lapse Guarantee Cumulative Premium Test or the Death Benefit Guarantee Cumulative Premium Test (see Insurance Benefit - "No Lapse Guarantee" and "Death Benefit Guarantee") be paid into the Policy as the Planned Premium. Manufacturers Life of America will send notices to the policyowner setting forth the Planned Premium at the payment interval selected by the policyowner, unless payment is being made pursuant to a pre-authorized payment plan. However, the policyowner is under no obligation to make the indicated payment. See Premium Provisions - "Policy Default."

Manufacturers Life of America will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case the Company will accept a payment of as little as $10. Manufacturers Life of America may change these minimums as of 90 days after written notice is sent to the policyowner. The Policies also limit the sum of the premiums that may be paid at any time, in order to preserve the qualification of the Policies as life insurance for federal tax purposes.
These limitations are set forth in each Policy. Manufacturers Life of America reserves the right to refuse or refund any premium payments that may cause the Policy to fail to qualify as life insurance under applicable tax law.

Short-Term Cancellation Right and
"Free Look" Provisions

A Policy may be returned for a refund of the premium within 10 days after it is received, within 45 days after the application for the Policy is signed, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund any premium paid. Manufacturers Life of America reserves the right to delay the refund of any premium paid by check until the check has cleared.


If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If the increase is cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

Insurance Benefit

The Insurance Benefit

If the Policy is in force at the time of the last surviving life insured's death, Manufacturers Life of America will pay, upon receipt of due proof of death, an insurance benefit based on the death benefit option selected by the policyowner. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, Manufacturers Life of America will pay interest from the date of death to the date of payment. If the last surviving life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and Manufacturers Life of America will pay only the Net Cash Surrender Value.

No Lapse Guarantee

In those states where it is permitted and if elected by the policyowner, as long as the No Lapse Guarantee Cumulative Premium Test (see below) is satisfied during the No Lapse Guarantee Period, as described below, Manufacturers Life of America will guarantee that the Policy will not go into default (see Other General Policy Provisions- "Policy Default"), even if a combination of Policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a Policy Month.

The No Lapse Guarantee Period is the first 10 Policy Years for lives insured with an average issue age up to and including 70. For lives insured with an average issue age of 71 and older, the No Lapse Guarantee Period decreases by one year for each year the average issue age exceeds 70, until the average Issue Age reaches 77. For lives insured with an average Issue Age between 77 and 85, the No Lapse Guarantee Period is three years. The No Lapse Guarantee is not offered to lives insured whose average Issue Age exceeds 85.

While the No Lapse Guarantee is in effect, Manufacturers Life of America will determine at the beginning of each Policy Month whether the No Lapse Guarantee Cumulative Premium Test, described below, has been met. If it has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the No Lapse Guarantee in effect. This required payment, as described in the notification to the policyowner, will be equal to the outstanding premium requirement as of the date the No Lapse Guarantee was not satisfied plus the Monthly No Lapse Guarantee Premium due for the next two Policy

Months. If the required payment is not received by the end of the grace period, or if a death benefit option change occurs, the No Lapse Guarantee will terminate, and the Policy may go into default. A death benefit option change will also terminate the No Lapse Guarantee if it is in effect at the time of the change. The No Lapse Guarantee cannot be reinstated after it has been terminated. See Other General Policy Provisions- "Policy Default," and Insurance Benefit "Death Benefit Option Changes."

No Lapse Guarantee Cumulative Premium Test

The No Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month, the sum of all premiums paid to date less any partial withdrawals and less any Policy Debt is at least equal to the sum of the Monthly No Lapse Guarantee Premiums due since the Policy Date, as follows:

The Policy will satisfy the No Lapse Guarantee Cumulative Premium Test if (a) is greater than or equal to (b), where:

(a) is the sum of all premiums paid, less any partial withdrawals and less any Policy Debt;

     and

(b) is the sum of the Monthly No Lapse Guarantee Premiums due since the Policy Date.

The Monthly No Lapse Guarantee Premium is one-twelfth of the No Lapse Guarantee Premium.

The No Lapse Guarantee Premium is equal to the Target Premium and any Additional Rating, if applicable. The No Lapse Guarantee Premium is set forth in the Policy. It is subject to change if the face amount of the Policy is changed (see Insurance Benefit- "Face Amount Changes"); or if there is any change in the supplementary benefits added to the Policy or in the risk class of any life insured.

Death Benefit Guarantee

Where permitted by state law and elected by the policyowner, if the Death Benefit Guarantee Cumulative Premium Test (see below) is satisfied any time before the Death Benefit Guarantee terminates, Manufacturers Life of America will guarantee that the Policy will not go into default (See Other General Policy Provisions - "Policy Default") even if a combination of Policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a Policy Month.

If after the tenth Policy Year the Death Benefit Guarantee Cumulative Premium Test is not satisfied but the Fund Value Test (see below) is satisfied, Manufacturers Life of America will keep the Death Benefit Guarantee in effect.

This Death Benefit Guarantee will expire at the end of a Policy Year specified in the Policy, currently (i) the year in which the youngest life insured reaches or would have reached Attained Age 100 if death benefit Option 1 is maintained throughout the life of the Policy and (ii) the year in which the youngest life insured reaches or would have reached Attained Age 85 if death benefit Option 2 is selected at any time. While the Death Benefit Guarantee is in effect, Manufacturers Life of America will determine at the beginning of each Policy Month whether the Death Benefit Guarantee Cumulative Premium Test or the Fund

Value Test has been satisfied. If neither has been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the Death Benefit Guarantee in effect. The required payment stated in the notice to the policyowner will be equal to the outstanding premium required to meet the Death Benefit Guarantee Cumulative Premium Test or the Fund Value Test at the date neither test was satisfied, plus the Monthly Minimum Death Benefit Guarantee Premium due for the next two Policy Months. If the required payment is not received by the end of the grace period, the Death Benefit Guarantee will terminate, and the Policy may go into default. Once the Death Benefit Guarantee is terminated, it cannot be reinstated.

Death Benefit Guarantee Cumulative Premium Test

The Death Benefit Guarantee Cumulative Premium Test will be satisfied if
(a) is greater than or equal to (b), where:

(a) is the sum of all premiums paid, less any partial withdrawals and less any Policy Debt;

     and

(b) is the sum of the Monthly Death Benefit Guarantee Premiums due since the Policy Date.

The Death Benefit Guarantee Premium is set forth in the Policy. It is subject to change if the face amount of the Policy or the death benefit option is changed (see Insurance Benefit- "Death Benefit Option Changes" and "Face Amount Changes") or if there is any change in the supplementary benefits added to the Policy or in the risk class of any life insured.

Fund Value Test. The Fund Value Test is applicable after the end of the tenth year of the Policy. The Fund Value Test is satisfied, if at the beginning of the Policy Month, the Net Policy Value is greater than or equal to the Gross Single Premium.

Death Benefit Options

The Policy permits the policyowner to select one of two death benefit options - Option 1 and Option 2. Under Option 1 the death benefit is the face amount of the Policy or, if greater, the Policy Value multiplied by the applicable percentage in the table set forth below. Under Option 2 the death benefit is the face amount of the Policy plus the Policy Value or, if greater, the Policy Value multiplied by the applicable percentage in the following table.

Age in the table below refers to the Age of the youngest life insured or the Age such person would have reached.

     Corridor
     Age                                               Percentage
     ___                                               __________

     40 & below                                            250%
     41                                                    243
     42                                                    236
     43                                                    229
     44                                                    222
     45                                                    215
     46                                                    209
     47                                                    203
     48                                                    197
     49                                                    191
     50                                                    185
     51                                                    178
     52                                                    171
     53                                                    164
     54                                                    157
     55                                                    150
     56                                                    146
     57                                                    142
     58                                                    138
     59                                                    134
     60                                                    130
     61                                                    128
     62                                                    126
     63                                                    124
     64                                                    122
     65                                                    120
     66                                                    119
     67                                                    118
     68                                                    117
     69                                                    116
     70                                                    115
     71                                                    113
     72                                                    111
     73                                                    109
     74                                                    107
     75-90                                                 105
     91                                                    104
     92                                                    103
     93                                                    102
     94                                                    101
     95 & above                                            100

Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever the "corridor percentages" are used to determine the amount of the death benefit. This will occur whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option. For example, assume the youngest life insured under a Policy with a face amount of $400,000 is currently Age 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $160,000 (250% x $160,000 =
$400,000). If the Policy Value is less than $160,000, an incremental change in Policy Value will have no effect on the death benefit. If the Policy Value is greater than $160,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5. Thus, if the Policy Value were to increase to $160,010, the death benefit would be increased to $400,025 (250% x $160,010 = $400,025).

If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $266,667 (250% x $266,667 = $666,667). At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $266,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $266,667, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5 in the same manner as would be the case under Option 1 when the corridor percentage determined the death benefit.

Death Benefit Option Changes

The death benefit option is selected initially by the policyowner in the application. After the Policy has been in force for two years the death benefit option may be changed effective as of the next Policy Anniversary following a request. Written requests for a change must be received by Manufacturers Life of America at least 30 days prior to a Policy Anniversary in order to become effective on that date. The Company reserves the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in death benefit option will result in a change in the Policy's face amount in order for the amount of the death benefit to remain exactly the same immediately after the change.

If the change in death benefit is from Option 1 to Option 2, the new face amount will be equal to the face amount prior to the change minus the Policy Value on the Effective Date of the change. Thereafter, the death benefit will vary with changes in the Policy Value. A change to Option 2 will not be allowed if it would cause the face amount of the Policy to go below the minimum face amount of $250,000.

If the change in death benefit is from Option 2 to Option 1, the new face amount will be equal to the face amount prior to the change plus the Policy Value on the Effective Date of the change. The increase in face amount resulting from a change to Option 1 will not affect the amount of surrender charges to which a Policy may be subject.

A policyowner may elect at issue the ability to switch from Option 2 to Option 1 within six months of a date certain. No evidence of insurability will be required if the policyowner exercises his or her ability to switch within six months of the chosen date. In the absence of such an election, a change from Option 2 to Option 1 will be subject to satisfactory evidence of insurability.

If satisfactory evidence of insurability is not provided, the policyowner may still switch from Option 2 to Option 1; however, the face amount of the Policy will remain at its previous level, thus reducing the death benefit.

A death benefit option change will terminate the No Lapse Guarantee, if it is in effect at the time of the death benefit option change. See Insurance Benefit - "No Lapse Guarantee." A change from Option 1 to Option 2 will also shorten the Death Benefit Guarantee Period to the year in which the lives insured reach average Attained Age 85.

Policyowners who wish to have level insurance coverage should generally select Option 1. Under Option 1 increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges.
This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

Policyowners who want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit should generally select Option 2. Under Option 2 the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

Face Amount Changes

Subject to certain limitations, a policyowner may, upon written request, increase or decrease the face amount of the Policy. A change in face amount may affect the Death Benefit Guarantee Premium and the No Lapse Guarantee Premium, the Guideline Single Premium, Guideline Level Premium, the monthly deductions and surrender charges (see "Charges and Deductions"). Currently, each face amount increase or decrease (other than a decrease resulting from a partial withdrawal or an increase or decrease for a corporate-owned Policy), must be at least $100,000. Manufacturers Life of America reserves the right to modify this minimum requirement as of 90 days after written notice is sent to the policyowner. The Company also reserves the right to limit a change in face amount to the extent necessary to prevent the Policy from failing to qualify as life insurance for tax purposes.

Increases. Increases in face amount are subject to satisfactory evidence of insurability. Increases may be made only once per Policy Year and only after the second Policy Anniversary, except for corporate-owned Policies, in which case increases may be made in any Policy Year, with no minimum amount requirement. An increase will become effective at the beginning of the next Policy Month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the Attained Age of any of the lives insured still living at the effective date of the increase would be greater than the maximum issue age for new Policies at that time. In addition, subject to certain conditions as set forth in the Policy, the policyowner may be entitled to increase the face amount of the Policy by a certain amount without further evidence of insurability if there is an increase in federal estate taxes within three years of the Policy Date. The policyowner is entitled to this benefit if both insureds are standard risks and under age 75 at time of issue. If the policyowner is considered a substandard risk in accordance with Manufacturers Life of America's normal underwriting practices, the benefit may not be available.

An increase in face amount will usually result in the Policy's being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See Charges and Deductions- "Surrender Charges." Any increase in face amount, following a prior decrease in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject. This is because surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first. As with the purchase of a Policy, a policyowner will have free look and sales charge limitation rights with respect to any increase resulting in new surrender charges.

An additional premium may be required for a face amount increase, and new Death Benefit Guarantee Premiums, No Lapse Guarantee Premiums, Guideline Annual Premium, and Target Premium will be determined.

Decreases. A decrease in the face amount may be requested only once per Policy Year and only after the Policy has been in force for two years, except for corporate-owned Policies, in which case decreases may be made in any Policy Year, with no minimum amount requirement. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase and have the deferred sales charge for the increase reduced by applicable limitations on sales charges attributable to the increase. A decrease in face amount will become effective at the beginning of the next Policy Month following the receipt of a properly executed request. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $250,000.

A decrease in face amount during the Surrender Charge Period will usually result in surrender charges being deducted from the Policy Value. See Charges and Deductions- "Surrender Charges." For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then (b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.


Policy Values

Policy Value

A Policy has a Policy Value, a portion of which is available to the policyowner by making a Policy loan or partial withdrawal or upon surrender of the Policy. See "Policy Loans" and "Partial Withdrawals and Surrenders" below. The Policy Value may also affect the amount of the death benefit. See Insurance Benefit - "Death Benefit Options." The Policy Value at any time is equal to the sum of the Values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "Policy Loans" and the Guaranteed Interest Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolios.

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are redeemed whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or redeemed for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit as of the end of the Business Day on which the transaction occurs. The number of units credited or redeemed will be based on the applicable unit values as of the Business Day on which the premium or transaction request is received at the Manufacturers Life of America Service Office or other office or entity so designated by Manufacturers Life of America.

Units are valued as of the end of each Business Day. When an order involving the crediting or redemption of units is received after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined as of the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made as of the next Business Day.

The value of a unit of each sub-account was initially fixed at $10. For each subsequent Business Day the unit value is determined by multiplying the unit value for the preceding Business Day by the "net investment factor" for the particular sub-account for such subsequent Business Day. The net investment factor for a sub-account for any Business Day is equal to (a) divided by (b), where:

     (a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any Policy transactions are made for that day;


     (b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all Policy transactions have been made for that day.


Manufacturers Life of America reserves the right to adjust the above formula for any taxes determined by it to be attributable to the operations of the sub-account.

Transfers of Policy Value


A policyowner may transfer amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts and/or the Company's general account. A policyowner is permitted to make twelve transfers each Policy Year free of charge. Additional transfers may be made at a cost of $25 per transfer. This charge will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the amount transferred from each bears to the total amount transferred. For this purpose all transfer requests received by Manufacturers Life of America on the same Business Day are treated as a single transfer request.

The maximum amount that may be transferred from the Guaranteed Interest Account in any one Policy Year is the greater of $500 or 15% of the Guaranteed Interest Account value as of the previous Policy Anniversary.


Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money Market Trust. Transfer request formats must be satisfactory to Manufacturers Life of America and in writing or by telephone, if a currently valid telephone transfer authorization form is on file.


Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses arising from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

The policyowner may effectively convert his or her Policy to a fixed benefit Policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account and remains in the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. That is, future values and minimum levels of benefits can be computed using guaranteed charges, guaranteed interest rate and the guaranteed Mortality Table for a given death benefit option, Face Amount of insurance and premium payment. Actual values will never be less than the minimum guaranteed values provided the entire Policy Value remains in the
Guaranteed Interest Account.

The Investment Account values to be transferred to the Guaranteed Interest Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the Issue Age, risk class of the Lives Insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the Policy Month. After the conversion has been effected, the policyholder may again transfer all or part of the Policy Value back into the Investment Accounts and/or allocate net premiums to the Investment Accounts. The Policy will then cease to be considered a fixed-benefit Policy. Transfers from the Guaranteed Interest Account will be subject to the limitations stated above.

Limitations. To the extent that total surrenders, partial withdrawals and transfers out of a sub-account exceed total net premium allocations and transfers into that sub-account, portfolio securities of the underlying Portfolio may have to be sold. Excessive sales of the investment portfolio securities in such a situation could be detrimental to that Portfolio and to policyowners with Policy Values allocated to sub-accounts investing in that Portfolio. To protect the interests of all policyowners, the Policy's transfer privilege is limited as described below.

So long as effecting net transfers out of a sub-account as of a particular Business Day would not reduce the number of shares of the underlying Portfolio outstanding at the close of the prior Business Day by more than 5%, all such transfers will be effected. However, net transfers out of a sub-account greater than 5% would be permitted only if, and to the extent that, in the judgment of Manufacturers Adviser Corporation, they would not result in detriment to the underlying Portfolio or to the interests of policyowners or others with assets allocated to that Portfolio. If and when transfers must be limited to avoid such detriment, some requests will not be effected. In determining which requests will be effected, transfers pursuant to the Dollar Cost Averaging program will be effected first, followed by Asset Allocation Balancer transfers, written requests next and telephone requests last. Within each such group, requests will be processed in the order received, to the extent possible. Policyowners whose transfer requests are not effected will be so notified. Current S.E.C. rules preclude the Company from processing at a later date those requests that were not effected. Accordingly, a new transfer request would have to be submitted in order to effect a transfer that was not effected because of the limitations described in this paragraph. Manufacturers Life of America may be permitted to limit transfers in certain other circumstances. See Other Provisions- "Payment of Proceeds."

Dollar Cost Averaging. Manufacturers Life of America will offer policyowners a Dollar Cost Averaging program. Under the Dollar Cost Averaging program the policyowner will designate an amount which will be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Guaranteed Interest Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount as set by Manufacturers Life of America. Once set, this minimum may be changed at any time at the discretion of Manufacturers Life of America. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer.
Otherwise, there will be a charge of $5 for each transfer under this program. The charge will be deducted from the value of the Investment Account out of which the transfer occurs. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the policyowner will be so notified.

Manufacturers Life of America reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.


Asset Allocation Balancer Transfers. Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, Manufacturers Life of America will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manulife of America otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, Manufacturers Life of America reserves the right to institute a charge on 90 days' written notice to the policyowner.


Manufacturers Life of America reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

Policy Loans

While the Policy is in force and has a loan value the policyowner may borrow against the Policy Value of his or her Policy. The Policy serves as the only security for the loan. In most states the minimum amount of any loan is $500. The maximum loan amount is the amount which would cause the Modified Policy Debt, as described below, to equal the loan value of the Policy as of the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next Policy Anniversary. The Modified Policy
Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next Policy Anniversary, all discounted from the next Policy Anniversary to such date at an annual rate of 4%. When a loan has been taken out, or when loan interest charges are borrowed, an amount equal to the Modified Policy Debt is transferred to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next Policy Anniversary.

For example, assume a Policy with a loan value of $5,000, no outstanding Policy loans and a loan interest rate of 5.75%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a Policy Anniversary, the maximum loan will be $4,917. This amount at 5.75% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available as of the next Policy Anniversary to cover the interest accrued on the Policy Debt. The current credited Interest Rate to the Loan Account is 4.5%.

When a loan is made, Manufacturers Life of America will deduct from the Investment Accounts or the Guaranteed Interest Account, and transfer to the Loan Account, an amount which will result in the Loan Account value's being equal to the Modified Policy Debt. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value.

A Policy loan may result in a Policy's failing to satisfy the Death Benefit Guarantee Cumulative Premium Test and/or the No Lapse Guarantee Cumulative Premium Test, since the Policy Debt is subtracted from the sum of the premiums paid in determining whether these tests are satisfied. As a result, the Death Benefit Guarantee and/or No Lapse Guarantee may terminate. See Insurance Benefit - "Death Benefit Guarantee," "No Lapse Guarantee," and Other General Policy Provisions - "Policy Default." Moreover, if the Death Benefit Guarantee or No Lapse Guarantee is not in force, a Policy loan may cause a Policy to be more susceptible to going into default, since a Policy loan will be reflected in the Net Cash Surrender Value. See Other General Policy Provisions - "Policy Default." A Policy loan will also affect future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Funds selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. Policy loans may have tax consequences. A policyowner considering the use of systematic Policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. See Miscellaneous Matters - "Federal Income Tax
Considerations" (Tax Treatment of Policy Benefits). Finally, a Policy loan will affect the amount payable on the death of the last surviving life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.

Interest Charged on Policy Loans. Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be fixed at an effective annual rate of 5.75%. If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

Interest Credited to the Loan Account. Manufacturers Life of America will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is the rate of interest charged on the Policy loan less an interest rate differential, currently 1.25%.

Loan Account Adjustments. When a loan is first taken out, and at specified events thereafter, the value of the Loan Account is adjusted. Whenever the Loan Account is adjusted, the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment, is transferred between the Loan Account and the Investment Accounts or the Guaranteed Interest Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account is equal to the Modified Policy Debt after the adjustment.

The specified events which cause an adjustment to the Loan Account are (i) a Policy Anniversary, (ii) a partial or full loan repayment, (iii) a new loan being taken out, or (iv) when an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that Policy Debt is effectively repaid upon termination (i.e., upon death of the last surviving life insured, surrender or lapse of the policy). In each of these instances, the Loan Account will be adjusted so that any excess of the Loan Account over the Modified Policy Debt after the repayment will be included in the termination proceeds.

Except as noted below in the Loan Repayments section, amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Guaranteed Interest Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

Loan Account Illustration. (Dollar amounts in this illustration have been rounded to the nearest dollar).

The operation of the Loan Account may be illustrated by consideration of a Policy with a loan value of $5,000, a loan interest rate of 5.75%, and a maximum loan amount on a Policy Anniversary of $4,917. If a loan in the maximum amount of $4,917 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next Policy Anniversary the value of the Loan Account will have increased to $5,225 ($5,000 x 1.045), reflecting interest credited at an effective annual rate of 4.5%. At that time the loan will have accrued interest charges of $283 ($4,917 x .0575) bringing the Policy Debt to $5,200.

If the accrued interest charges are paid on the Policy Anniversary, the Policy Debt will continue to be $4,917, and the Modified Policy Debt, reflecting interest for the next Policy Year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the Loan Account to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt. Since the Loan Account value was $5,225, a transfer of $225 will be required ($5,225 - $5,000).

If, however, the accrued interest charges of $283 are borrowed, an amount will be transferred from the Investment Accounts and the Guaranteed Interest Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the Policy Anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next Policy Anniversary, $299 ($5,200 x .0575), discounted at 4%, which results in a figure of $5,288. Since the value of the Loan Account was $5,225, a transfer of $63 will be required. This amount is equivalent to the 1.25% interest rate differential on the $5,000 transferred to the Loan Account on the previous Policy Anniversary.

Loan Repayments. Policy Debt may be repaid in whole or in part at any time prior to the death of the last surviving life insured provided the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and a transfer is made to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account at that time equals the Modified Policy Debt. Loan repayments will first be allocated to the Guaranteed Interest Account until the associated loan sub-account is reduced to zero. Loan repayments will then be allocated to each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

Partial Withdrawals and Surrenders

After a Policy has been in force for two Policy Years, the policyowner may make a partial withdrawal of the Net Cash Surrender Value. In most states the minimum amount that may be withdrawn is $500. The policyowner should specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one Policy Month.

A partial withdrawal made during the Surrender Charge Period will usually result in the assessment of a portion of the surrender charges to which the Policy is subject (see Charges and Deductions - "Surrender Charges") if the withdrawal is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value determined as of the previous Policy Anniversary. The portion of a partial withdrawal that is considered to be in excess of the Withdrawal Tier Amount includes all previous partial withdrawals that have occurred in the current Policy Year. If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced by the amount of the partial withdrawal and any surrender charges. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the corridor percentage set forth under Insurance Benefit - "Death Benefit Options" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount. Reductions in face amount resulting from partial withdrawals will not incur any surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e. against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount. If there has been a prior increase in face amount, then the face amount will be decreased in the same order as if the policyowner had requested the decrease. See Charges and Deductions - "Surrender Charges" (Charges on Partial Withdrawals).

A Policy may be surrendered for its Net Cash Surrender Value at any time while at least one of the lives insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Policy Debt. The Net Cash Surrender Value will be determined as of the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy during the Surrender Charge Period will usually result in the assessment by Manufacturers Life of America of surrender charges. See Charges and Deductions - "Surrender Charges."

Charges and Deductions

Charges under the Policy are assessed as (i) deductions from premiums, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or lapse, (iii) monthly deductions, and (iv) other charges. These charges are described below.

Deductions from Premiums

Manufacturers Life of America deducts a charge of 2.35% of each premium payment for state and local taxes. State and local taxes differ from state to state. The 2.35% rate is expected to be sufficient, on average, to pay state and local taxes where required.

Manufacturers Life of America also deducts a charge of 1.25% of each premium payment for federal taxes related to premium payments, an amount which is also expected to be sufficient to pay federal taxes.

Currently, it is the Company's intent to cease these deductions at the end of the tenth Policy Year. However, Manufacturers Life of America may continue these deductions beyond the tenth Policy Year. In addition, if any other taxes are incurred, it may make a charge for those taxes in addition to the deductions for federal, state or local taxes currently being made from premium payments. Manufacturers Life of America also deducts a sales charge of 5.5% of the premiums paid in each Policy Year, up to a maximum of the Target Premium in the then current Policy Year. This deduction is guaranteed to cease at the end of the tenth Policy Year, or 10 years after a face increase.

Surrender Charges

Manufacturers Life of America will assess surrender charges upon surrender, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, a requested decrease in face amount, or lapse. The charges will be assessed if any of the above transactions occurs within the Surrender Charge Period unless the charges have been previously deducted. There are two surrender charges - a deferred underwriting charge and a deferred sales charge. The charges will never exceed the allowable maximums under standard non-forfeiture law.

Deferred Underwriting Charge. The deferred underwriting charge is $4 for each $1,000 of face amount of life insurance coverage initially purchased or added by increase. The charge applies only to the first $1,000,000 of face amount initially purchased or the first $1,000,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $4,000.

The deferred underwriting charge is designed to cover the administrative expenses associated with underwriting and Policy issue, including the costs of processing applications, conducting medical examinations, determining each life insured's risk class and establishing Policy records. Manufacturers Life of America does not expect to recover from the deferred underwriting charge any amount in excess of its expenses associated with underwriting and Policy issue, including the costs of processing applications, conducting medical examinations, determining the risk classes of the lives insured and establishing Policy records.

Deferred Sales Charge

The maximum deferred sales charge is equal to the premiums paid in the first Policy Year up to a maximum of the Target Premium, multiplied by the percentages shown in Table 1 below (but in no event will the sum of the deferred sales charge and the sales charge deducted from premiums exceed the amount permitted by Section 27(a)(2) of the Investment Company Act of 1940).

This charge compensates the Company for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature. The deferred sales charge deducted in any Policy Year is not specifically related to sales expenses incurred in that year. Instead, the Company expects that the major portion of the sales expenses attributable to a Policy will be incurred during the first Policy Year, although the deferred sales charge might be deducted up to fifteen years later. Manufacturers Life of America anticipates that the aggregate amounts received under the Policies for sales charges will be insufficient to cover aggregate sales expenses. To the extent that sales expenses exceed sales charges, Manufacturers Life of America will pay the excess from its other assets or surplus, including amounts derived from the mortality and expense risks charge described below. Manufacturers Life of America may forego deducting a portion of the deferred sales charge if the Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following any increase. See Surrender Charges - "Sales Charge Limitation" below.

The Target Premium for the initial face amount is specified in the Policy. A Target Premium will be computed for each increase in face amount above the highest face amount of coverage previously in effect, except for an increase in face amount which results from a change in the death benefit option, and the policyowner will be advised of each new Target Premium. Target Premiums depend upon the face amount of insurance provided at issue or by an increase, except those increases attributable to a death benefit option change, and the issue age and sex (unless unisex rates are required by law) of each life insured.

Except for surrenders to which the sales charge limitation provisions described below apply, the maximum deferred sales charge will be in effect for at least the first six years of the Surrender Charge Period for lives insured with either an Average Issue Age (or an Average Attained Age at time of face increase) of 0-75. For Average Ages higher than 75, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to Table 1 as described below.

In order to determine the deferred sales charge applicable to a face amount increase, Manufacturers Life of America will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid on or subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the "Guideline Annual Premium" for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.

A "Guideline Annual Premium" is a hypothetical amount based on S.E.C. rules that is used to measure the maximum amount of the deferred sales charge that may be imposed upon surrender, partial withdrawal, a decrease in face amount or lapse during the first two years after issuance or after an increase in face amount.

     Table 1: The Deferred Underwriting Charge and the Surrender Charge
     Grading Percentages During the Surrender Charge Period
     (Applicable to the Initial Face Amount and Subsequent Increases)

     Surrender Charge       Average Age and Percentage of Charges** <F4>
     Period* <F3>                  Average Age:
     -----------------     ---------------------------------------
               0-75        76       77      78        79        80+
      12       100%       100%     100%    100%      100%      100%
      24       100%       100%     100%    100%      100%       90%
      36       100%       100%     100%    100%       90%       80%
      48       100%       100%     100%     90%       80%       70%
      60       100%       100%      90%     80%       70%       60%
      72       100%        90%      80%     70%       60%       50%
      84        90%        80%      70%     60%       50%       40%
      96        80%        70%      60%     50%       40%       30%
     108        70%        60%      50%     40%       30%       20%
     120        60%        50%      40%     30%       20%       10%
     132        50%        40%      30%     20%       10%        0%
     144        40%        30%      20%     10%        0%
     156        30%        20%      10%      0%
     168        20%        10%       0%
     180         0%         0%

* <F3> Periods shown are after end of Policy Month. Policy Months not shown may be calculated by linear extrapolation.</F3>

**<F4> Average Age refers to the average rated Issue Age of the lives insured when the Policy is first issued, or their average Attained Age at the time of a subsequent face amount increase.</F4>

The following example illustrates how deferred underwriting and sales charges are calculated using data from Table 1 above.

Assume a 42-year-old male and a 42-year-old female (standard risks), whose Policy was issued at an average Issue Age 35 and who have paid $9,000 in premiums in equal installments under a Policy with a Target Premium of $505 and a face amount of $250,000, surrender their Policy during the last month of the seventh Policy Year.

A deferred underwriting charge of $900 would be assessed. The maximum deferred underwriting charge of $1,000 ($4 per $1,000 of face amount x 250) would be multiplied by the 90% listed in Table 1 as applicable to surrenders during the last month of the seventh Policy Year (90% x ($4 x 250) = $900).

A deferred sales charge of $454.50 would be assessed. The deferred sales charge is equal to the lower of premiums paid in the first Policy Year (or first year after a face increase), in our example $9,000/7 = $1,285.71, or the Target Premium ($505). Therefore the deferred sales charge is $505. Because the surrender occurs during the last month of the seventh Policy Year, only 90% (from Table 1) of the maximum sales charge remains applicable [.90 x $505 = $454.50].

Sales Charge Limitation. The maximum sales charge that may be taken under the Policy is 9% of 20 guideline annual premiums (GAPs) or, if the insureds' joint life expectancy is less than 20 years, then the number of years of life expectancy would replace 20 GAPs in determining the maximum sales charge. However, if a Policy is surrendered or lapsed, or a face amount decrease is requested at any time during the first two years after issuance or after an increase in face amount, Manufacturers Life of America will forego taking that part of the deferred sales charge with respect to "premiums" paid for the initial face amount or such increase (including the portion of Policy Value treated as premiums for the increase, as described above), whichever is applicable, which exceeds the sum of (i) 30% of the premiums paid up to the lesser of one guideline annual premium or the cumulative premiums paid to the surrender date plus (ii) 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of two guideline annual premiums or the cumulative premiums paid to the surrender date, plus (iii) 9% of the premiums paid in excess of two guideline annual premiums.

The operation of the sales charge limitation that applies in the first two years after issuance, or after an increase in face amount, is illustrated by the following example. A 37-year-old male non-smoker and a 37-year-old female non-smoker purchased a Policy with a face amount in excess of $250,000 when their average Issue Age was 35. They have paid $2,000 in premiums in equal installments under the Policy and it has a guideline annual premium (GAP) of $1,614 and a Target Premium (TP) of $505. They surrender the Policy during the second Policy Year. In the absence of the sales charge limitation, the maximum deferred sales charge would be $505 as described in Charges and Deductions - "Deferred Sales Charge."

However, under the formula described above, the maximum sales charge allowable would be $523. This is calculated as the sum of:

(i)    30% of one GAP, or $484 [.30 x $1,614 = $484], because one GAP
     ($1,614) is less than premiums paid ($2,000);
plus

(ii) 10% of premiums paid in excess of one GAP, or $39 (.1 x $386 = $39) because premiums paid in excess of one GAP ($2,000 - $1,614 = $386) are less than the amount of a second GAP ($1,614);
plus

(iii)  $0, because no premiums in excess of two GAPs were paid.

Thus, (i) $484 plus (ii) $39 plus (iii) $0 equals $523.

Thus after applying the sales charge limitation calculation, the maximum allowable sales charge is $523. However, since Manufacturers Life of America has already deducted from premiums the sum of $27.78 (5.5% of $505) this amount is deducted from $523 to arrive at a maximum deferred sales charge of $495.22. The maximum deferred sales charge allowable is $495.22 which is equal to the smaller of the deferred sales charge ($505) and the maximum sales charge limitation ($495.22).

Since a deferred sales charge is deducted when a Policy terminates for failure to make the required payment following the Policy's going into default, the sales charge limitation will apply if the termination occurs during the two-year period following issuance or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the sales charge limitation will relate only to the sales charges applicable to the increase.

Charges on Partial Withdrawals. Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals in excess of the Withdrawal Tier Amount in each Policy Year, or a requested decrease in face amount. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal in excess of the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy less the Withdrawal Tier Amount immediately prior to the withdrawal. The surrender charges will be deducted from each Investment Account and the Guaranteed Interest Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal. If the amount in the account is insufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account. Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be redeemed based on the value of such units determined as of the end of the Business Day on which Manufacturers Life of America receives a written request for withdrawal at its Service Office.

Charges on Decreases in Face Amount. As with partial withdrawals, a portion of a Policy's surrender charges will be deducted upon a decrease, or a cancellation of an increase (other than by means of a Free Look), in face amount requested by the policyowner. Since surrender charges are determined separately for the initial face amount and each face amount increase, and since a decrease in face amount will have a different impact on each level of insurance coverage, the portion of the surrender charges to be deducted with respect to each level of insurance coverage will be determined separately.
Such portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction. As noted under "Insurance Benefit- Face Amount Changes," decreases are applied to the most recent increase first and thereafter to the next most recent increases successively. The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges are deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

Charges Remaining After Face Amount Decreases or Partial Withdrawals. Each time a portion of the deferred underwriting charge or a portion of the deferred sales charge for a face amount decrease or for a partial withdrawal is deducted, the remaining deferred underwriting charge and deferred sales charge will be reduced as described below.

The remaining deferred underwriting and sales charge will be calculated using Table 1 above. The actual remaining charges will be the result of (a) multiplied by (b), where:

(a)    is the grading percentage applicable as per Table 1, and

(b) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred sales charge deducted for that face amount decrease or partial withdrawal.

Monthly Deductions

Each month a deduction consisting of an administration charge, a charge for the cost of insurance, a charge for mortality and expense risks, and charge(s) for any supplementary benefit(s) (see Other Provisions - "Supplementary Benefits") is deducted from Policy Value. The monthly deduction will be allocated among the Investment Accounts and (other than the mortality and expense risks charge) the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Monthly Deductions due prior to the Effective Date will be taken as of the Effective Date instead of the dates they were due. Monthly deductions are due until the youngest of the lives insured attains or would have Attained Age 100.

Administration Charge. The monthly administration charge is $.04 per $1,000 of face amount until the later of the youngest living life insured's Attained Age 55 or the end of the fifteenth Policy Year. Thereafter, the charge is 0. This charge has a minimum of $30 per month and a maximum of $60 per month.

The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining Policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy. Manufacturers Life of America does not expect to recover from the monthly administration charge any amount in excess of its accumulated administrative expenses relating to the Policies and the Separate Account.

Cost of Insurance Charge. The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate is based on each life insured's Issue Age, the duration of the coverage, sex (unless unisex rates are required by law or are requested), risk class, and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Special Provisions for Group or Sponsored Arrangements"), the face amount of the Policy. The rate is determined separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the Attained Age of the lives insured. Any Additional Ratings as indicated in the Policy will be added to the cost of insurance rate.

The cost of insurance rates used by Manufacturers Life of America reflect its expectations as to future mortality experience as based on current experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of life insured. In no event will the cost of insurance rate exceed the guaranteed rate set forth in the Policy except to the extent that an extra rate is imposed because of an Additional Rating applicable to any life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Special Provisions for Group or Sponsored Arrangements"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables, except in the case of Group or Sponsored Arrangements, where the guaranteed rates are based on the 1980 Commissioners Extended Term Mortality Table.

If requested by the applicant, Manufacturers Life of America may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchase(s) in states where the unisex version of the Policy has been approved.

Currently, the State of Montana prohibits the issuance of policies with assumptions that distinguish between men and women in determining premiums and Policy benefits for Policies issued on the life of any of its residents.

Consequently, Policies issued to Montana residents will have premiums and benefits which do not differentiate on the basis of sex.

The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, the net amount at risk will be calculated separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

Mortality and Expense Risks Charge. Manufacturers Life of America deducts a monthly charge from the Policy Value for the mortality and expense risks it assumes under the Policies. This charge is made at the beginning of each Policy Month at a rate of .067% through the later of the tenth Policy Year and the youngest life insured's Attained Age 55. Currently, it is expected that this charge will reduce to .0125 per month thereafter. This drop in the Mortality and Expense Risks Charge is not guaranteed. It is assessed against the value of the policyowner's Investment Accounts by redemption of units in the same proportion as the value of each Investment Account bears to the total value of the Investment Accounts. The mortality risk assumed is that the lives insured may live for a shorter period of time than the Company estimated when it set the maximum mortality rates in the Policy. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than the Company estimated when it set the guaranteed administration charge in the Policy.
Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

Other Charges

Currently, Manufacturers Life of America makes no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge therefor, in addition to the deductions for federal, state or local taxes currently being made from premium payments.


Charges will be imposed on certain Transfers of Policy Values, including a $25 charge for each transfer in excess of twelve in a Policy Year and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values - "Transfers of Policy Value."

     The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects:


(i) the deduction of investment management and expense fees, with amounts as detailed in the caption "Management of the Trust" in the Prospectus for NASL Series Trust that accompanies this Prospectus, and

(ii)   other expenses already deducted from the assets of NASL Series
     Trust.


Special Provisions for Group or Sponsored Arrangements

Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

The charges and deductions described above may be reduced for Policies issued in connection with group or sponsored arrangements. Such arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents, immediate family members of the foregoing, and employees of agents of Manufacturers Life and its subsidiaries. Manufacturers Life of America will reduce or eliminate the above charges and deductions in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangement, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

Manufacturers Life of America may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

In addition, groups and persons purchasing under a sponsored arrangement may request increases in face amount within the first Policy Year, and decreases in face amount within one year of an increase in face amount. See Charges and Deductions - "Cost of Insurance Charge."

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience.

Special Provisions for Exchanges

Manufacturers Life of America will permit owners of certain life insurance policies issued either by the Company or Manufacturers Life to exchange their policies for the Policies described in this prospectus. Owners of certain policies may be entitled to convert their policies to the Policies described in this prospectus. If they elect to convert, they may receive a credit upon conversion in an amount up to their first-year premium. Charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Policy loans made under policies being exchanged may, in some circumstances, be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

The General Account

By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the S.E.C. has not reviewed the disclosures in this prospectus relating to the general account.

Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in its separate accounts. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

A policyowner may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions. See Policy Values - "Transfers of Policy Value."

Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account.

However, an allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. The Company may, at its sole discretion, credit a higher rate of interest, although it is not obligated to do so. The policyowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

Other General Policy Provisions

Policy Default

Unless the Death Benefit Guarantee or the No Lapse Guarantee is in effect, a Policy will go into default if the Policy's Net Cash Surrender Value at the beginning of any Policy Month would go below zero after deducting the monthly deductions then due. Manufacturers Life of America will notify the policyowner of the default and will allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero as of the date of default, plus the monthly deductions due as of the date of default and as of the beginning of each of the two Policy Months thereafter, based on the Policy Value as of the date of default. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value (subject to any applicable limitation on surrender charges; see Charges and Deductions - "Surrender Charges") as of the date of default less the monthly deductions then due will be paid to the policyowner. If the last surviving life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit payable will be reduced by any outstanding monthly deductions due as of the time of death.

Policy Reinstatement

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a)    All lives insured's risk classes are standard or preferred, and

(b)    All lives insured's Attained Ages are less than 46.

A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) The Policy must not have been surrendered for its Net Cash Surrender Value at the request of the policyowner;

(b) Evidence of all lives insured's insurability satisfactory to Manufacturers Life of America is furnished to it;

(c) A premium equal to the payment required during the 61-day grace period following default to keep the Policy in force is paid to Manufacturers Life of America; and


(d) An amount equal to any amounts paid by Manufacturers Life of America in connection with the termination of the Policy is repaid to Manufacturers Life of America.

If the reinstatement is approved, the date of reinstatement will be the later of the date of the policyowner's written request or the date the required payment is received at the Manufacturers Life of America Service Office.

Miscellaneous Policy Provisions

Beneficiary. One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes - primary, secondary and final.

Thereafter the beneficiary may be changed by the policyowner during the last surviving life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it unless an irrevocable designation has been elected. If the last surviving life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if one of the policyowners is the last surviving life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the last surviving life insured, the Company will pay the insurance benefit as if the beneficiary had died before the last surviving life insured.

Incontestability. Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the lifetime of the last surviving life insured for two years from the Issue Date. It will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the lifetime of the last surviving life insured for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

Misstatement of Age or Sex. If any life insured's stated Age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct Age and sex (unless unisex rates are required by law, or are requested).

Suicide Exclusion. Except for the last to die, if any of the lives insured die by suicide within two years after the Issue Date, whether each life insured is sane or insane, the Company will re-issue this Policy. The new policy(ies) on the survivor(s) will be any single life permanent policy that is available at time of re-issue. The suicide provision for any new policy(ies) will be effective as of the original Issue Date.

If the last surviving life insured, whether sane or insane, dies by suicide within two years from the Policy Date, Manufacturers Life of America will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the last surviving life insured should die by suicide within two years after a face amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase.

Assignment. Manufacturers Life of America will not be bound by an assignment until it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

Other Provisions

Supplementary Benefits

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including the Estate Preservation Rider, which rider provides additional term insurance at no extra charge during the first four policy years to protect against application of the "three year contemplation of death rule," and an option to split the Policy into two individual life policies upon divorce or certain federal tax law changes without evidence of insurability ("Policy Split Option"). More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company.
The cost of any supplementary benefits will be deducted as part of the monthly deduction. See Charges and Deductions - "Monthly Deductions."

Payment of Proceeds

As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any Policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment.

The Company may delay the payment of any Policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on the Guaranteed Interest Account value for up to six months; otherwise the Company may delay payment for any period during which (i) the New York Stock Exchange is closed for trading (except for normal holiday closings) or trading on the Exchange is otherwise restricted; or (ii) an emergency exists as defined by the S.E.C. or the S.E.C. requires that trading be restricted; or (iii) the S.E.C. permits a delay for the protection of policyowners. Also, Transfers may be denied under the circumstances stated in clauses (i), (ii) and (iii) above and under the circumstances previously set forth. See Policy Values - "Transfers of Policy Value."

Reports to Policyowners

Within 30 days after each Policy Anniversary, Manufacturers Life of America will send the policyowner a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last statement, the premiums paid and Policy transactions made during the period since the last statement and any other information required by law.

Within seven days after any transaction involving purchase, sale, or transfer of units of Investment Accounts, a confirmation statement will be sent.


Each policyowner will also be sent an annual and a semi-annual report for NASL Series Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.


Miscellaneous Matters

Portfolio Share Substitution


Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Trusts may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Trust or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.


Manufacturers Life of America also reserves the right to create new Separate Accounts, combine other separate accounts with the Separate Account (either from Manulife Series Fund, Inc. or another investment company), to establish additional sub-accounts within the Separate Account, to operate the Separate

Account as a management investment company or other form permitted by law, to transfer assets from this Separate Account to another separate account and from another separate account to this Separate Account, to de-register the Separate Account under the 1940 Act, and to eliminate Sub-Accounts. Any such change would be made only if permissible under applicable federal and state laws.

The investment objectives of the Separate Account will not be changed materially without first filing the change with the Insurance Commissioner of the State of Michigan. Policyowners will be advised of any such change at the time it is made.


Federal Income Tax Considerations

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, executive bonus plans, retiree medical benefit plans, charitable remainder trusts, and others, including split dollar insurance plans, with respect to which Manufacturers Life took the lead in establishing the method to be used to calculate the economic benefit arising from the death benefit component of survivorship split dollar arrangements with the "Greenberg to Greenberg" letter in 1983. The tax consequences of all such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies under such arrangement, the value of which depends in part on its tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

Tax Status of the Policy

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations to implement Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of
Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on the basis of a standard rate class, the Company has a reasonable belief (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5,
1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section
7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.


Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through NASL Series Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how NASL Series Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.


In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the policyowner has additional flexibility in allocating premium payments and Policy Values. These differences could result in a policyowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the policyowner of a pro rata share of the assets of the Separate Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary. Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.


Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay test"). The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is received which would cause the Policy to become a Modified Endowment Contract (MEC) within 23 days of the next policy anniversary, the Company will not apply the portion of the premium which would cause MEC status (excess premium) to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next policy anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If, in connection with the application or issue of the Policy, the policyowner acknowledges that the Policy is or will become a MEC, excess premiums that would cause MEC status will be credited as of the date received.


Further, if a transaction occurs which reduces the face amount of the Policy, the Policy will be retested, retroactive to the date of purchase, to determine compliance with the seven-pay test based on the lower face amount. Failure to comply would result in classification as a Modified Endowment Contract regardless of any efforts by the Company to provide a payment schedule that will not violate the seven-pay test.

The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

Distributions from Policies Classified as Modified Endowment Contracts. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59-1/2, is attributable to the policyowner becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy (described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10% additional tax.

Policy Loan Interest. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by that taxpayer will not be tax deductible to the extent the aggregate amount of such loans with respect to contracts covering such individual exceeds $50,000. The deduction of interest on Policy loans may also be subject to other restrictions under Section 264 of the Code.

Investment in the Policy. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount has been excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

Multiple Policies. All Modified Endowment Contracts that are issued by the Company (or its affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.


Taxation of Policy Split Option. This option permits a Policy to be split into two other individual Policies upon the occurrence of a divorce of the lives insured or certain changes in federal estate tax law. The purchase and exercise of the policy split option could have adverse tax consequences. For example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. It is also not clear whether the cost of the policy split option, which is deducted monthly from Policy Value, will be treated as a taxable distribution. Before purchasing the policy split option or exercising rights provided by the policy split option, please consult with a competent tax adviser regarding the possible consequences.


The Company's Taxes

As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain Policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company. The Company makes a charge to premiums to compensate it for the anticipated higher corporate income taxes.

At the present time, the Company makes no charge to the Separate Account for any federal, state or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

Distribution of the Policy

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. In the first Policy Year after issue (or after a face amount increase), a registered representative will receive first-year commissions not to exceed 65% of premiums paid up to the Target Premium and 2% of premiums in excess thereof. In years 2 through 5 inclusive (following issue or face amount increase), a commission of 2% of premiums paid in that period will be paid. Beginning with the first Policy year end's Anniversary, 0.15% of the previous unloaned Policy Value will be paid. In addition, registered representatives will be eligible for bonuses of up to 90% of first-year commissions. Registered representatives who meet certain standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.

Responsibilities Assumed by Manufacturers Life


Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life and Manufacturers USA for all sales commissions paid by Manufacturers Life and Manufacturers USA and will pay Manufacturers Life and Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers USA, has entered into a Stop Loss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers USA reinsures all aggregate claims in excess of 110% of the expected claims for all flexible premium variable life insurance policies issued by Manufacturers Life of America. Under the agreement Manufacturers Life of America will automatically reinsure the risk for any lives insured up to a maximum of $15,000,000 ($10,000,000 if either insured is over age 70), except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers Life of America may also consider reinsuring any non-aviation risks in excess of $15,000,000 and any aviation risk in excess of $5,000,000.


Voting Rights


As stated above, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts.


Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.


The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding NASL Trust. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting date.


Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.


Executive Officers and Directors

The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:


                     Position With
                     Manufacturers Life
Name                 of America               Principal Occupation



Sandra M. Cotter     Director                 Attorney 1989-present, Dykema
   (34)                                       Gossett

James D. Gallagher   Director, Secretary,     Vice President, Legal Services
   (42)              and General Counsel      --January 1996-present, The
                                              Manufacturers Life Insurance
                                              Company; Vice President,
                                              Secretary and General Counsel--
                                              1994-present, North American
                                              Security Life; Vice President
                                              and Associate General Counsel--
                                              1991-1994, The Prudential
                                              Insurance Company of America

Bruce Gordon         Director                 Vice President, U.S. Operations
   (53)                                       - Pensions -- 1990-present, The
                                              Manufacturers Life Insurance
                                              Company

Donald A. Guloien    Director and President   Senior Vice President, Business
   (39)                                       Development 1994-present, The
                                              Manufacturers Life Insurance
                                              Company; Vice President, U.S.
                                              Individual Business -- 1990-1994,
                                              The Manufacturers Life Insurance
                                              Company

Theodore Kilkuskie, Jr. Director              Vice President, U.S. Individual
   (41)                                       Insurance -- June 1995-present,
                                              The Manufacturers Life Insurance
                                              Company; Executive Vice President,
                                              Mutual Funds -- January 1995-May 1995,
                                              State Street Research; Vice President,
                                              Mutual Funds -- 1987-1994, Metropolitan
                                              Life Insurance Company

Joseph J. Pietroski  Director                 Senior Vice President, General
   (58)                                       Counsel and Corporate Secretary --
                                              1988-present, The Manufacturers
                                              Life Insurance Company


                             Position With
                             Manufacturers Life
Name                         of America                    Principal Occupation
John D. Richardson           Chairman and Director         Senior Vice President and General
   (58)                                                    Manager, U.S. Operations
                                                           1995-present, The Manufacturers
                                                           Life Insurance Company; Senior
                                                           Vice President and General
                                                           Manager, Canadian Operations
                                                           1992-1994, The Manufacturers Life
                                                           Insurance Company; Senior Vice
                                                           President, Financial Services
                                                           1992, The Manufacturers Life
                                                           Insurance Company; Executive Vice
                                                           Chairman and CFO -- 1989-1991,
                                                           Canada Trust

John R. Ostler               Vice President, Chief         Financial Vice President -- 1992-
   (43)                      Actuary and Treasurer         present, The Manufacturers Life
                                                           Insurance Company; Vice President,
                                                           Insurance Products -- 1990-1992,
                                                           The Manufacturers Life Insurance
                                                           Company


Douglas H. Myers             Vice President,               Assistant Vice President and
   (42)                      Finance and Compliance        Controller, U.S. Operations --
                             Controller                    1988-present, The Manufacturers
                                                           Life Insurance Company


Hugh McHaffie                Vice President                Vice President & Product Actuary --
   (37)                                                    June 1990-present, North American
                                                           Security Life



State Regulations

Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Pending Litigation


No litigation is pending that would have a material effect upon the Separate Account or NASL Series Trust.


Additional Information

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the cover page of this prospectus.


Legal Matters

The legal validity of the policies has been passed on by James D. Gallagher, Esq., Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington, D.C., has passed on certain matters relating to the federal securities laws.


Experts


The financial statements for the period ended December 31, 1995 of The Manufacturers Life Insurance Company of America and Separate Account Three of The Manufacturers Life Insurance Company of America appearing in this prospectus have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.

THE FOLLOWING FINANCIAL STATEMENTS OF SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA AND THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED SEPTEMBER 30, 1996 ARE UNAUDITED.

                           SEPARATE ACCOUNT THREE OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1996 (Unaudited)

                                                                         MANULIFE SERIES  FUND INC
                                          -------------------------------------------------------------------------------------
                                          EMERGING GROWTH                REAL ESTATE   BALANCED    CAPITAL GROWTH
                                               EQUITY      COMMON STOCK   SECURITIES    ASSETS         BOND        MONEY-MARKET
                                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ---------------  ------------  -----------  -----------  --------------  ------------
Investment in Manulife Series Fund, Inc.
at market value
 Emerging Growth Equity Fund,               $47,939,490
  2,279,998 shares (cost $48,423,350)
 Common Stock Fund,                                        $25,119,781
  1,317,870 shares (cost $20,913,546)
 Real Estate Securities Fund,                                            $13,516,354
  844,657 shares (cost $12,145,299)
 Balanced Assets Fund,                                                                 $30,351,786
  1,737,128 shares (cost $27,368,879)
 Capital Growth Bond Fund,                                                                           $13,710,082
  1,221,007 shares (cost $13,500,879)
 Money Market Fund,                                                                                                 $16,913,522
  1,585,607 shares (cost $17,517,647)
 International Fund,
  687,791 shares (cost $7,432,197)
 Pacific Rim Emerging Markets Fund,
  444,092 shares (cost $4,736,296)
 Equity Index Fund,
  240,592 shares (cost $2,486,917)

Investment in NASL Series Trust
 at market  value
 Equity Trust
  239,487 shares (cost $4,973,862)
 Value Equity Trust
  228,181 shares (cost $3,180,788)
 Growth and Income Trust
  186,771 shares (cost $3,255,123)
 U.S. Government Securities Trust
  93,147 shares (cost $1,210,093)
 Conservative Asset Allocation Trust
  22,539 shares (cost $263,758)
 Moderate Asset Allocation Trust
  29,852 shares (cost $363,308)
 Aggressive Asset Allocation Trust
  44,487 shares (cost $558,510)
                                            -----------    -----------   -----------   -----------   -----------    -----------
                                             47,939,490     25,119,781    13,516,354    30,351,786    13,710,082     16,913,522
Receivable for Policy -related
 Transactions                                    46,495         35,692         2,876        27,102       (27,540)        (2,213)
                                            -----------    -----------   -----------   -----------   -----------    -----------
NET ASSETS                                  $47,985,985    $25,155,473   $13,519,230   $30,378,888   $13,682,542    $16,911,309
                                            ===========    ===========   ===========   ===========   ===========    ===========
Units Outstanding                             1,351,174      1,004,921       488,284     1,423,606       724,147      1,033,118
                                            ===========    ===========   ===========   ===========   ===========    ===========
Net asset value per unit                         $35.51         $25.03        $27.69        $21.34        $18.89         $16.37
                                            ===========    ===========   ===========   ===========   ===========    ===========




                                                    MANULIFE SERIES  FUND INC                      NASL SERIES TRUST
                                          --------------------------------------------    -------------------------------------
                                                           PACIFIC RIM                                   *VALUE       *GROWTH
                                          INTERNATIONAL  EMERGING MARKETS  *EQUITY INDEX    *EQUITY      EQUITY     AND INCOME
                                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          -------------  ----------------  -------------  -----------  -----------  -----------

Investment in Manulife Series Fund, Inc.
at market  value
 Emerging Growth Equity Fund,
  2,279,998 shares (cost $48,423,350)
 Common Stock Fund,
  1,317,870 shares (cost $20,913,546)
 Real Estate Securities Fund,
  844,657 shares (cost $12,145,299)
 Balanced Assets Fund,
  1,737,128 shares (cost $27,368,879)
 Capital Growth Bond Fund,
  1,221,007 shares (cost $13,500,879)
 Money Market Fund,
  1,585,607 shares (cost $17,517,647)
 International Fund,                       $7,754,426
  687,791 shares (cost $7,432,197)
 Pacific Rim Emerging Markets Fund,                        $4,974,177
  444,092 shares (cost $4,736,296)
 Equity Index Fund,                                                        $2,558,579
  240,592 shares (cost $2,486,917)

 Investment in NASL Series Trust
  at market  value
 Equity Trust                                                                             $5,115,939
  239,487 shares (cost $4,973,862)
 Value Equity Trust                                                                                    $3,296,739
  228,181 shares (cost $3,180,788)
 Growth and Income Trust                                                                                            $3,335,078
  186,771 shares (cost $3,255,123)
 U.S. Government Securities Trust
  93,147 shares (cost $1,210,093)
 Conservative Asset Allocation Trust
  22,539 shares (cost $263,758)
 Moderate Asset Allocation Trust
  29,852 shares (cost $363,308)
 Aggressive Asset Allocation Trust
  44,487 shares (cost $558,510)
                                           ----------      ----------      ----------     ----------   ----------   ----------
                                            7,754,426       4,974,177       2,558,579      5,115,939    3,296,739    3,335,078
Receivable for Policy -related
 Transactions                                  25,624           3,627          98,363          1,902       11,890          644
                                           ----------      ----------      ----------     ----------   ----------   ----------
NET ASSETS                                 $7,780,050      $4,977,804      $2,656,942     $5,117,841   $3,308,629   $3,335,722
                                           ==========      ==========      ==========     ==========   ==========   ==========
Units Outstanding                             676,732         435,816         249,872        476,513      309,524      308,161
                                           ==========      ==========      ==========     ==========   ==========   ==========
Net asset value per unit                       $11.50          $11.42          $10.63         $10.74       $10.69       $10.82
                                           ==========      ==========      ==========     ==========   ==========   ==========



                                                                         NASL SERIES TRUST
                                          -------------------------------------------------------------------------
                                          *U.S. GOVERNMENT     CONSERVATIVE        *MODERATE         *AGGRESSIVE
                                              SECURITIES     ASSET ALLOCATION   ASSET ALLOCATION   ASSET ALLOCATION
                                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       TOTAL
                                          ----------------   ----------------   ----------------   ----------------  -----------
Investment in Manulife Series Fund, Inc.
at market  value
 Emerging Growth Equity Fund,                                                                                        $47,939,490
  2,279,998 shares (cost $48,423,350)
 Common Stock Fund,                                                                                                   25,119,781
  1,317,870 shares (cost $20,913,546)
 Real Estate Securities Fund,                                                                                         13,516,354
  844,657 shares (cost $12,145,299)
 Balanced Assets Fund,                                                                                                30,351,786
  1,737,128 shares (cost $27,368,879)
 Capital Growth Bond Fund,                                                                                            13,710,082
  1,221,007 shares (cost $13,500,879)
 Money Market Fund,                                                                                                   16,913,522
  1,585,607 shares (cost $17,517,647)
 International Fund,                                                                                                   7,754,426
  687,791 shares (cost $7,432,197)
 Pacific Rim Emerging Markets Fund,                                                                                    4,974,177
  444,092 shares (cost $4,736,296)
 Equity Index Fund,                                                                                                    2,558,579
  240,592 shares (cost $2,486,917)
 Investment in NASL Series Trust
  at market  value
 Equity Trust                                                                                                          5,115,939
  239,487 shares (cost $4,973,862)
 Value Equity Trust                                                                                                    3,296,739
  228,181 shares (cost $3,180,788)
 Growth and Income Trust                                                                                               3,335,078
  186,771 shares (cost $3,255,123)
 U.S. Government Securities Trust            $1,209,333                                                                1,209,333
  93,147 shares (cost $1,210,093)
 Conservative Asset Allocation Trust                             $253,814                                                253,814
  22,539 shares (cost $263,758)
 Moderate Asset Allocation Trust                                                   $357,740                              357,740
  29,852 shares (cost $363,308)
 Aggressive Asset Allocation Trust                                                                   $568,803            568,803
  44,487 shares (cost $558,510)
                                             ----------          --------          --------          --------       ------------
                                              1,209,333           253,814           357,740           568,803        176,975,643
Receivable for Policy -related
 Transactions                                      (290)              (23)              185             1,075            225,409
                                             ----------          --------          --------          --------       ------------
NET ASSETS                                   $1,209,043          $253,791          $357,925          $569,878       $177,201,052
                                             ==========          ========          ========          ========       ============
Units Outstanding                               121,159            24,935            34,838            54,768
                                             ==========          ========          ========          ========
Net asset value per unit                          $9.98            $10.18            $10.27            $10.41
                                             ==========          ========          ========          ========

* Reflects the period from commencement of operations February 14, 1996 through September 30, 1996

  See accompanying notes.

                           SEPARATE ACCOUNT THREE OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENT OF OPERATIONS
                  PERIOD ENDED SEPTEMBER 30, 1996 (UNAUDITED)




                                                                          MANULIFE SERIES FUND INC
                                                 -------------------------------------------------------------------------
                                                    EMERGING                              REAL ESTATE
                                                 GROWTH EQUITY        COMMON STOCK        SECURITIES       BALANCED ASSETS
                                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                 -------------       -------------       ------------      ---------------
Net Investment Income: Dividends                   $ 4,762,788       $   255,191          $   726,499        $ 1,124,361

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                                3,285,457           697,397              573,619          1,694,589
  Cost of securities sold                            2,771,946           575,375              553,549          1,549,853
                                                   -----------       -----------          -----------        -----------
Net realized gain (loss)                               513,511           122,022               20,070            144,736
                                                   -----------       -----------          -----------        -----------

Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                                  4,794,911         2,295,941              748,034          2,693,376
  End of Period                                       (483,860)        4,206,235            1,371,055          2,982,907
                                                   -----------       -----------          -----------        -----------
Net unrealized depreciation
  during the period                                 (5,278,771)        1,910,294              623,021            289,531
                                                   -----------       -----------          -----------        -----------
Net realized and unrealized  gain (loss)
  on investments                                    (4,765,260)        2,032,316              643,091            434,267
                                                   -----------       -----------          -----------        -----------
Net increase (decrease) in net
assets derived from operations                     $    (2,472)      $ 2,287,507          $ 1,369,590        $ 1,558,628
                                                   ===========       ===========          ===========        ===========




                                               CAPITAL                                              PACIFIC RIM
                                             GROWTH BOND      MONEY-MARKET     INTERNATIONAL     EMERGING MARKETS    *EQUITY INDEX
                                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                            -------------     -------------     ------------     ----------------    --------------
Net Investment Income: Dividends            $       498       $   676,573      $    17,405        $      5,570       $        0

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                         1,142,148        14,068,931          253,088             358,693          142,025
  Cost of securities sold                     1,214,395        13,357,768          220,322             303,239          138,134
                                            -----------       -----------      -----------         -----------        ---------
Net realized gain (loss)                        (72,247)          711,163           32,766              55,454            3,891
                                            -----------       -----------      -----------         -----------        ---------

Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                             153,798           233,720           99,777              88,856                0
  End of Period                                 209,203          (604,125)         322,229             237,881           71,662
                                            -----------       -----------      -----------         -----------        ---------
Net unrealized depreciation
  during the period                              55,405          (837,845)         222,452             149,025           71,662
                                            -----------       -----------      -----------         -----------        ---------
Net realized and unrealized  gain (loss)
  on investments                                (16,842)         (126,682)         255,218             204,479           75,553
                                            -----------       -----------      -----------         -----------        ---------
Net increase (decrease) in net
assets derived from operations              $   (16,344)       $  549,891      $   272,623         $   210,049        $  75,553
                                            ===========       ===========      ===========         ===========        =========




                                                                           NASL SERIES TRUST
                                                 -------------------------------------------------------------------------
                                                                        *VALUE             *GROWTH        *U.S. GOVERNMENT
                                                    *EQUITY              EQUITY           AND INCOME          SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                 -------------       -------------       ------------      ---------------
Net Investment Income: Dividends                   $    26,181        $    8,790           $    1,952        $    26,995

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                                   21,177           156,834               34,273             88,792
  Cost of securities sold                               21,417           134,296                9,306             92,449
                                                   -----------       -----------          -----------         ----------
Net realized gain (loss)                                  (240)           22,538               24,967             (3,657)
                                                   -----------       -----------          -----------         ----------
Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                                          0                 0                    0                  0
  End of Period                                        142,077           115,951               79,955               (760)
                                                   -----------       -----------          -----------         ----------
Net unrealized depreciation
  during the period                                    142,077           115,951               79,955               (760)
                                                   -----------       -----------          -----------         ----------
Net realized and unrealized  gain (loss)
  on investments                                       141,837           138,489              104,922             (4,417)
                                                   -----------       -----------          -----------         ----------
Net increase (decrease) in net
assets derived from operations                     $   168,018       $   147,279          $   106,874         $   22,578
                                                   ===========       ===========          ===========         ==========




                                                 *CONSERVATIVE        *MODERATE           *AGGRESSIVE
                                               ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           TOTAL
                                               ----------------    ----------------    ----------------    ---------------
Net Investment Income: Dividends                   $     8,660       $     2,105          $    11,072        $ 7,654,640

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                                   18,218            16,323               52,562         22,604,126
  Cost of securities sold                               11,494             2,140               52,251         21,007,934
                                                   -----------       -----------          -----------        -----------
Net realized gain (loss)                                 6,724            14,183                  311          1,596,192
                                                   -----------       -----------          -----------        -----------
Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                                          0                 0                    0         11,108,413
  End of Period                                         (9,944)           (5,568)              10,293          8,645,191
                                                   -----------       -----------          -----------        -----------
Net unrealized depreciation
  during the period                                     (9,944)           (5,568)              10,293         (2,463,222)
                                                   -----------       -----------          -----------        -----------
Net realized and unrealized  gain (loss)
  on investments                                        (3,220)            8,615               10,604           (867,030)
                                                   -----------       -----------          -----------        -----------
Net increase (decrease) in net
assets derived from operations                     $     5,440       $    10,720          $    21,676        $ 6,787,610
                                                   ===========       ===========          ===========        ===========


* Reflects the period from commencement of operations February 14, 1996 through September 30, 1996.

                           SEPARATE ACCOUNT THREE OF
            THE MANUFACTURERS  LIFE  INSURANCE  COMPANY  OF  AMERICA
                       STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1996 and DECEMBER 31, 1995 (Unaudited)


                                                                           MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                        EMERGING GROWTH                                COMMON STOCK
                                                       EQUITY SUB-ACCOUNT                               SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
FROM OPERATIONS
Net investment income (loss)                    $ 4,762,788           $   721,489           $   255,191           $         0
Net realized gain (loss)                            513,511               206,155               122,022                (6,193)
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                        (5,278,771)            4,716,823             1,910,294             2,734,230
                                                -----------           -----------           -----------           -----------
                                                     (2,472)            5,644,467             2,287,507             2,728,037
                                                -----------           -----------           -----------           -----------

FROM CAPTIAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                       16,984,332            15,025,111             7,299,290             6,620,667
  Transfer on death                                       0              (202,957)                    0                     0
  Transfer of terminations                       (3,386,826)           (3,281,049)           (1,622,836)           (1,485,111)
  Transfer of policy loans                         (501,398)             (390,119)              (93,992)             (349,518)
  Net interfund transfers                            45,826             3,663,152             1,622,756             2,202,823
                                                -----------           -----------           -----------           -----------
                                                 13,141,934            14,814,138             7,205,218             6,988,861
                                                -----------           -----------           -----------           -----------
Net increase in net assets                       13,139,462            20,458,605             9,492,725             9,716,898

NET ASSETS
  Beginning of Year                              34,846,523            14,387,918            15,662,748             5,945,850
                                                -----------           -----------           -----------           -----------
  End of Period                                 $47,985,985           $34,846,523           $25,155,473           $15,662,748
                                                ===========           ===========           ===========           ===========



                                                                          MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                     REAL ESTATE SECURITIES                         BALANCED ASSETS
                                                           SUB-ACCOUNT                                SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
FROM OPERATIONS
Net investment income (loss)                    $   726,499           $   142,066           $ 1,124,361           $    24,806
Net realized gain (loss)                             20,070               (18,103)              144,736               (29,726)
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                           623,021             1,028,578               289,531             3,757,506
                                                -----------           -----------           -----------           -----------
                                                  1,369,590             1,152,541             1,558,628             3,752,586
                                                -----------           -----------           -----------           -----------

FROM CAPTIAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                        3,402,476             4,344,151             8,219,368             7,806,794
  Transfer on death                                       0                     0                     0                     0
  Transfer of terminations                         (984,300)           (1,139,201)           (1,913,420)           (1,853,986)
  Transfer of policy loans                          (45,916)              (80,626)             (201,490)             (304,332)
  Net interfund transfers                           219,930                42,920              (417,936)            1,681,177
                                                -----------           -----------           -----------           -----------
                                                  2,592,190             3,167,244             5,686,522             7,329,653
                                                -----------           -----------           -----------           -----------
Net increase in net assets                        3,961,780             4,319,785             7,245,150            11,082,239

NET ASSETS
  Beginning of Year                               9,557,450             5,237,665            23,133,738            12,051,499
                                                -----------           -----------           -----------           -----------
  End of Period                                 $13,519,230           $ 9,557,450           $30,378,888           $23,133,738
                                                ===========           ===========           ===========           ===========



                                                                             MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                          CAPITAL GROWTH                              MONEY-MARKET
                                                         BOND SUB-ACCOUNT                              SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
FROM OPERATIONS
Net investment income (loss)                    $       498           $   726,517           $   676,573           $       468
Net realized gain (loss)                            (72,247)              (31,655)              711,163               215,301
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                            55,405               696,780              (837,845)              308,730
                                                -----------           -----------           -----------           -----------
                                                    (16,344)            1,391,642               549,891               524,499
                                                -----------           -----------           -----------           -----------

FROM CAPTIAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                        3,714,654             3,332,849            18,870,472            17,598,898
  Transfer on death                                       0                                           0
  Transfer of terminations                         (891,643)             (716,686)           (2,010,894)           (1,962,294)
  Transfer of policy loans                          (21,166)             (159,472)              (34,762)              (66,223)
  Net interfund transfers                           422,889             1,564,644           (13,488,785)          (10,196,735)
                                                -----------           -----------           -----------           -----------
                                                  3,224,734             4,021,335             3,336,031             5,373,646
                                                -----------           -----------           -----------           -----------
Net increase in net assets                        3,208,390             5,412,977             3,885,922             5,898,145

                                                                             MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                          CAPITAL GROWTH                              MONEY-MARKET
                                                         BOND SUB-ACCOUNT                              SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
NET ASSETS
  Beginning of Year                              10,474,152             5,061,175            13,025,387             7,127,242
                                                -----------           -----------           -----------           -----------
  End of Period                                 $13,682,542           $10,474,152           $16,911,309           $13,025,387
                                                ===========           ===========           ===========           ===========



                                                                            MANULIFE SERIES FUND INC
                                          ----------------------------------------------------------------------------------------
                                                                                            PACIFIC RIM
                                                   INTERNATIONAL                          EMERGING MARKETS           *EQUITY INDEX
                                                    SUB-ACCOUNT                             SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------------       -------------------------------       -------------
                                          PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                           SEPT. 30/96         DEC. 31/95        SEPT. 30/96         DEC. 31/95        SEPT. 30/96
                                          ------------       ------------       ------------        -----------       -------------
FROM OPERATIONS
Net investment income (loss)               $    17,405        $    59,169        $     5,570        $    19,281       $          0
Net realized gain (loss)                        32,766              9,897             55,454              6,582              3,891
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                      222,452            103,183            149,025             97,489             71,662
                                           -----------        -----------        -----------        -----------        -----------
                                               272,623            172,249            210,049            123,352             75,553
                                           -----------        -----------        -----------        -----------        -----------

FROM CAPTIAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                   3,064,951          1,353,292          1,915,966            812,122          1,949,583
  Transfer on death                                  0                                     0                                     0
  Transfer of terminations                    (363,237)          (180,239)          (231,746)          (131,282)           (67,724)
  Transfer of policy loans                     (24,975)            (2,743)           (31,059)            (3,509)                 0
  Net interfund transfers                    2,296,320            863,795          1,446,837            622,581            699,530
                                           -----------        -----------        -----------        -----------        -----------
                                             4,973,059          2,034,105          3,099,998          1,299,912          2,581,389
                                           -----------        -----------        -----------        -----------        -----------
Net increase in net assets                   5,245,682          2,206,354          3,310,047          1,423,264          2,656,942

NET ASSETS
  Beginning of Year                          2,534,368            328,014          1,667,757            244,493                  0
                                           -----------        -----------        -----------        -----------        -----------
  End of Period                            $ 7,780,050        $ 2,534,368        $ 4,977,804        $ 1,667,757         $2,656,942
                                           ===========        ===========        ===========        ===========        ===========



                                                                             NASL SERIES TRUST
                                               --------------------------------------------------------------------------------
                                                                        *VALUE                *GROWTH          *U.S. GOVERNMENT
                                                  *EQUITY               EQUITY              AND INCOME             SECURITIES
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               ------------          ------------          ------------        ----------------
                                               PERIOD ENDED          PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                SEPT. 30/96           SEPT. 30/96           SEPT. 30/96           SEPT. 30/96
                                               ------------          ------------          ------------        ----------------
FROM OPERATIONS
Net investment income (loss)                   $     26,181           $     8,790           $     1,952           $    26,995
Net realized gain (loss)                               (240)               22,538                24,967                (3,657)
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                           142,077               115,951                79,955                  (760)
                                                -----------           -----------           -----------           -----------
                                                    168,018               147,279               106,874                22,578
                                                -----------           -----------           -----------           -----------

FROM CAPTIAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                        2,585,524             1,793,203               982,709               451,282
  Transfer on death                                       0                     0                     0                     0
  Transfer of terminations                         (125,831)              (70,356)              (41,719)              (19,545)
  Transfer of policy loans                          (20,491)               (1,735)                    0               (30,576)
  Net interfund transfers                         2,510,621             1,440,238             2,287,858               785,304
                                                -----------           -----------           -----------           -----------
                                                  4,949,823             3,161,350             3,228,848             1,186,465
                                                -----------           -----------           -----------           -----------
Net increase in net assets                        5,117,841             3,308,629             3,335,722             1,209,043

NET ASSETS
  Beginning of Year                                       0                     0                     0                     0
                                                -----------           -----------           -----------           -----------
  End of Period                                 $ 5,117,841           $ 3,308,629           $ 3,335,722           $ 1,209,043
                                                ===========           ===========           ===========           ===========

                                                                  NASL SERIES TRUST
                                            -----------------------------------------------------------
                                               *CONSERVATIVE          *MODERATE            *AGGRESSIVE
                                             ASSET ALLOCATION      ASSET ALLOCATION     ASSET ALLOCATION
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ----------------      ----------------     ----------------
                                               PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                SEPT. 30/96           SEPT. 30/96           SEPT. 30/96
                                             ----------------      ---------------      ----------------
FROM OPERATIONS
Net investment income (loss)                     $    8,660            $    2,105           $    11,072
Net realized gain (loss)                              6,724                14,183                   311
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                            (9,944)               (5,568)               10,293
                                                -----------           -----------           -----------
                                                      5,440                10,720                21,676
                                                -----------           -----------           -----------



                                                                  NASL SERIES TRUST
                                            -----------------------------------------------------------
                                               *CONSERVATIVE          *MODERATE            *AGGRESSIVE
                                             ASSET ALLOCATION      ASSET ALLOCATION     ASSET ALLOCATION
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ----------------      ----------------     ----------------
                                               PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                SEPT. 30/96           SEPT. 30/96           SEPT. 30/96
                                             ----------------      ---------------      ----------------
FROM CAPTIAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                          126,544               223,819               282,023
  Transfer on death                                       0                     0                     0
  Transfer of terminations                          (22,387)              (12,150)              (34,611)
  Transfer of policy loans                                0                     0                     0
  Net interfund transfers                           144,194               135,536               300,790
                                                -----------           -----------           -----------
                                                    248,351               347,205               548,202
                                                -----------           -----------           -----------
Net increase in net assets                          253,791               357,925               569,878

NET ASSETS
  Beginning of Year                                       0                     0                     0
                                                -----------           -----------           -----------
  End of Period                                 $   253,791           $   357,925           $   569,878
                                                ===========           ===========           ===========



                                                            TOTAL
                                               ----------------------------------
                                               PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95
                                               ------------           -----------
FROM OPERATIONS
Net investment income (loss)                  $   7,654,640          $  1,693,796
Net realized gain (loss)                      $   1,596,192               352,258
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                     $  (2,463,222)           13,443,319
                                              -------------          ------------
                                              $   6,787,610            15,489,373
                                              -------------          ------------

FROM CAPTIAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                    $  71,866,196            56,893,884
  Transfer on death                           $           0              (202,957)
  Transfer of terminations                    $ (11,799,225)          (10,749,848)
  Transfer of policy loans                    $  (1,007,560)           (1,356,542)
  Net interfund transfers                     $     451,908               444,357
                                              -------------          ------------
                                              $  59,511,319            45,028,894
                                              -------------          ------------
Net increase in net assets                    $  66,298,929            60,518,267

NET ASSETS
  Beginning of Year                           $ 110,902,123            50,383,856
                                              -------------          ------------
  End of Period                               $ 177,201,052          $110,902,123
                                              =============          ============

* Reflects the period from commencement of operations February 14, 1996 through September 30, 1996

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               September 30, 1996




1.   ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of sixteen investment sub-accounts, nine investment sub-accounts for Manulife Series Fund, Inc., and seven investment sub-accounts for NASL Series Trust, available for allocation of net premiums under certain variable life insurance policies issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.)(the Parent), (formerly The Manufacturers Life Insurance Company of Michigan), as a separate investment account on February 6, 1987. The parent is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

The assets of the Separate Accounts are the property of The Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be chargeable with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in The Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.




2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments - Investments are made among the nine Funds of Manulife Series Fund, Inc. and among the seven Funds of the NASL Series Trust and are valued at the reported net asset values of these Funds. Transactions are recorded on the trade date. Net investment income and net realized and unrealized gain (loss) on investments in Manulife Series Fund, Inc. are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)



2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES  IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4.   PURCHASES AND SALES OF MANULIFE SERIES FUND, INC. SHARES

Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the period ended September 30, 1996 were $91,413,758 and $22,604,126 respectively, and for the year ended December 31, 1995 were $58,905,751 and $13,953,509.

5.   RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

THE FOLLOWING FINANCIAL STATEMENTS OF SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED DECEMBER 31, 1995 ARE AUDITED.

Report of Independent Auditors


To the Board of Directors
The Manufacturers Life Insurance
    Company of America

We have audited the statement of assets and liabilities of Separate Account Three of The Manufacturers Life Insurance Company of America (comprising, respectively, the Emerging Growth Equity Sub-Account, Common Stock Sub-Account, Real Estate Securities Sub-Account, Balanced Assets Sub-Account, Capital Growth Bond Sub-Account, Money Market Sub-Account, International Sub-Account and Pacific Rim Emerging Markets Sub-Account) as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the periods presented herein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.



                                              Ernst & Young LLP


Philadelphia, Pennsylvania
February 2, 1996

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                      Statement of Assets and Liabilities

                               December 31, 1995


                                                                                                  REAL ESTATE
                                                   EMERGING GROWTH          COMMON STOCK          SECURITIES      BALANCED ASSETS
                                                  EQUITY SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                  ------------------        ------------          -----------     ---------------
ASSETS
Investment in Manulife Series Fund, Inc.--
  at market value:
    Emerging Growth Equity Fund,
      1,503,318 shares (cost $29,944,573)            $34,739,484
    Common Stock Fund,
      899,788 shares (cost $13,242,646)                                     $15,538,587
    Real Estate Securities Fund,
      632,442 shares (cost $8,803,902)                                                             $9,551,936
    Balanced Assets Fund,
      1,347,671 shares (cost $20,423,372)                                                                           $23,116,748
    Capital Growth Bond Fund,
      925,335 shares (cost $10,299,253)
    Money Market Fund,
      1,065,704 shares (cost $11,317,951)
    International Fund,
      232,902 shares (cost $2,384,926)
    Pacific Rim Emerging Markets Fund,
      154,166 shares (cost $1,507,605)
                                                     -----------            -----------            ----------       -----------
                                                      34,739,484             15,538,587             9,551,936        23,116,748
Receivable for policy-related
  transactions                                           107,039                124,161                 5,514            16,990
                                                     -----------            -----------            ----------       -----------
Net assets                                           $34,846,523            $15,662,748            $9,557,450       $23,133,738
                                                     ===========            ===========            ==========       ===========
Units outstanding                                        994,478                697,983               386,785         1,147,507
                                                     ===========            ===========            ==========       ===========
Net asset value per unit                                  $35.04                 $22.44                $24.71            $20.16
                                                     ===========            ===========            ==========       ===========

See accompanying notes.

                                                                                                     PACIFIC RIM
                                                CAPITAL GROWTH     MONEY MARKET    INTERNATIONAL   EMERGING MARKETS
                                               BOND SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT           TOTAL
                                               ----------------    ------------    -------------   ----------------         -----
ASSETS
Investment in Manulife Series Fund, Inc.--
 at market value:
  Emerging Growth Equity Fund,
   1,503,318 shares (cost $29,944,573)                                                                                  $34,739,484
  Common Stock Fund,
   899,788 shares (cost $13,242,646)                                                                                     15,538,587
  Real Estate Securities Fund,
   632,442 shares (cost $8,803,902)                                                                                       9,551,936
  Balanced Assets Fund,
   1,347,671 shares (cost $20,423,372)                                                                                   23,116,748
  Capital Growth Bond Fund,
   925,335 shares (cost $10,299,253)            $10,453,051                                                              10,453,051
  Money Market Fund,
   1,065,704 shares (cost $11,317,951)                             $11,551,671                                           11,551,671
  International Fund,
   232,902 shares (cost $2,384,926)                                                 $2,484,703                            2,484,703
  Pacific Rim Emerging Markets Fund,
   154,166 shares (cost $1,507,605)                                                                  $1,596,461           1,596,461
                                                -----------        -----------      ----------       ----------        ------------
                                                 10,453,051         11,551,671       2,484,703        1,596,461         109,032,641
Receivable for policy-related
  transactions                                       21,101          1,473,716          49,665           71,296           1,869,482
                                                -----------        -----------      ----------       ----------        ------------
Net assets                                      $10,474,152        $13,025,387      $2,534,368       $1,667,757        $110,902,123
                                                ===========        ===========      ==========       ==========        ============
Units outstanding                                   550,981            825,436         233,582          158,081
                                                ===========        ===========      ==========       ==========
Net asset value per unit                             $19.01             $15.78          $10.85           $10.55
                                                ===========        ===========      ==========       ==========


                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                            Statement of Operations

                          Year ended December 31, 1995


                                                 EMERGING GROWTH      COMMON STOCK    REAL ESTATE SECURITIES    BALANCED ASSETS
                                                EQUITY SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                ------------------    ------------    ----------------------    ---------------
Investment income:
  Dividend income                                  $  721,489        $       --           $  142,066              $   24,806
                                                   ----------        ----------           ----------              ----------
Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from
     security transactions:
      Proceeds from sales                           1,274,886           798,694              812,232                 739,327
      Cost of securities sold                       1,068,731           804,887              830,335                 769,053
                                                   ----------        ----------           ----------              ----------
Net realized gain (loss)                              206,155            (6,193)             (18,103)                (29,726)
                                                   ----------        ----------           ----------              ----------

Unrealized appreciation (depreciation)
 of investments:
   Beginning of year                                   78,088          (438,289)            (280,544)             (1,064,130)
   End of year                                      4,794,911         2,295,941              748,034               2,693,376
                                                   ----------        ----------           ----------              ----------
Net unrealized appreciation during the year         4,716,823         2,734,230            1,028,578               3,757,506
                                                   ----------        ----------           ----------              ----------
Net realized and unrealized gain
  on investments                                    4,922,978         2,728,037            1,010,475               3,727,780
                                                   ----------        ----------           ----------              ----------
Net increase in net assets derived
  from operations                                  $5,644,467        $2,728,037           $1,152,541              $3,752,586
                                                   ==========        ==========           ==========              ==========

See accompanying notes.

                                                                                            PACIFIC RIM
                                            CAPITAL GROWTH   MONEY MARKET  INTERNATIONAL  EMERGING MARKETS
                                           BOND SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        TOTAL
                                           ----------------  ------------  -------------  ----------------     -----
Investment income:
  Dividend income                             $  726,517     $     468       $ 59,169         $  19,281    $ 1,693,796
                                              ----------     ---------       --------         ---------    -----------
Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from
      security transactions:
        Proceeds from sales                      798,441     8,849,535        344,439           335,955     13,953,509
        Cost of securities sold                  830,096     8,634,234        334,542           329,373     13,601,251
                                              ----------     ---------       --------         ---------    -----------
Net realized gain (loss)                         (31,655)      215,301          9,897             6,582        352,258
                                              ----------     ---------       --------         ---------    -----------

Unrealized appreciation (depreciation)
  of investments:
    Beginning of year                           (542,982)      (75,010)        (3,406)           (8,633)    (2,334,906)
    End of year                                  153,798       233,720         99,777            88,856     11,108,413
                                              ----------     ---------       --------         ---------    -----------
Net unrealized appreciation during the year      696,780       308,730        103,183            97,489     13,443,319
                                              ----------     ---------       --------         ---------    -----------
Net realized and unrealized gain
  on investments                                 665,125       524,031        113,080           104,071     13,795,577
                                              ----------     ---------       --------         ---------    -----------
Net increase in net assets derived
  from operations                             $1,391,642     $ 524,499       $172,249         $ 123,352    $15,489,373
                                              ==========     =========       ========         =========    ===========

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                      Statements of Changes in Net Assets

                     Years ended December 31, 1995 and 1994


                                    EMERGING GROWTH               COMMON STOCK            REAL ESTATE SECURITIES
                                   EQUITY SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
                                ------------------------    ------------------------     ------------------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                DEC. 31/95    DEC. 31/94    DEC. 31/95    DEC. 31/94     DEC. 31/95    DEC. 31/94
                                ----------    ----------    ----------    ----------     ----------    ----------
FROM OPERATIONS
Investment income             $   721,489    $    43,907    $        --    $  267,928     $  142,066    $   75,896
Net realized gain (loss)          206,155        211,186         (6,193)         (341)       (18,103)       31,029
Unrealized appreciation
  (depreciation) of invest-
  ments during the year         4,716,823       (255,344)     2,734,230      (435,910)     1,028,578      (305,376)
                              -----------    -----------    -----------    ----------     ----------    ----------
Increase (decrease) in net
  assets derived from
  operations                    5,644,467           (251)     2,728,037      (168,323)     1,152,541      (198,451)
                              -----------    -----------    -----------    ----------     ----------    ----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums     15,025,111     12,590,008      6,620,667     5,554,746      4,344,151     4,874,992
  Transfer on death              (202,957)            --             --            --             --            --
  Transfer of terminations     (3,281,049)    (1,565,370)    (1,485,111)     (649,516)    (1,139,201)     (663,869)
  Transfer of policy loans       (390,119)       (86,018)      (349,518)      (36,417)       (80,626)       (6,117)
  Net interfund transfers       3,663,152        823,390      2,202,823       421,280         42,920       318,546
                              -----------    -----------    -----------    ----------     ----------    ----------
                               14,814,138     11,762,010      6,988,861     5,290,093      3,167,244     4,523,552
                              -----------    -----------    -----------    ----------     ----------    ----------
Net increase in net assets     20,458,605     11,761,759      9,716,898     5,121,770      4,319,785     4,325,101

NET ASSETS
Beginning of year              14,387,918      2,626,159      5,945,850       824,080      5,237,665       912,564
                              -----------    -----------    -----------    ----------     ----------    ----------
End of year                   $34,846,523    $14,387,918    $15,662,748    $5,945,850     $9,557,450    $5,237,665
                              ===========    ===========    ===========    ==========     ==========    ==========

See accompanying notes.

                                      BALANCED ASSETS             CAPITAL GROWTH               MONEY MARKET
                                        SUB-ACCOUNT              BOND SUB-ACCOUNT               SUB-ACCOUNT
                              --------------------------    -------------------------    -------------------------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                               DEC. 31/95     DEC. 31/94     DEC. 31/95    DEC. 31/94     DEC. 31/95    DEC. 31/94
                              -----------    -----------    -----------   -----------    -----------    ----------
FROM OPERATIONS
Investment income             $    24,806    $   603,014    $   726,517    $  311,297    $       468    $  186,610
Net realized gain (loss)          (29,726)        (1,270)       (31,655)        8,755        215,301        12,880
Unrealized appreciation
  (depreciation) of invest-
  ments during the year         3,757,506       (954,131)       696,780      (497,582)       308,730       (50,726)
                              -----------    -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net
  assets derived from
  operations                    3,752,586       (352,387)     1,391,642      (177,530)       524,499       148,764
                              -----------    -----------    -----------    ----------    -----------    ----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums      7,806,794      9,721,164      3,332,849     3,709,555     17,598,898     9,185,855
  Transfer on death                    --             --             --            --             --            --
  Transfer of terminations     (1,853,986)    (1,044,780)      (716,686)     (306,914)    (1,962,294)   (1,053,809)
  Transfer of policy loans       (304,332)      (153,402)      (159,472)      (57,452)       (66,223)         (110)
  Net interfund transfers       1,681,177        150,911      1,564,644      (184,732)   (10,196,735)   (1,923,048)
                              -----------    -----------    -----------    ----------    -----------    ----------
                                7,329,653      8,673,893      4,021,335     3,160,457      5,373,646     6,208,888
                              -----------    -----------    -----------    ----------    -----------    ----------
Net increase in net assets     11,082,239      8,321,506      5,412,977     2,982,927      5,898,145     6,357,652

NET ASSETS
Beginning of year              12,051,499      3,729,993      5,061,175     2,078,248      7,127,242       769,590
                              -----------    -----------    -----------    ----------    -----------    ----------
End of year                   $23,133,738    $12,051,499    $10,474,152    $5,061,175    $13,025,387    $7,127,242
                              ===========    ===========    ===========    ==========    ===========    ==========

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                Statements of Changes in Net Assets (continued)

                     Years ended December 31, 1995 and 1994


                                                                       PACIFIC RIM
                                        INTERNATIONAL               EMERGING MARKETS
                                         SUB-ACCOUNT                   SUB-ACCOUNT                      TOTAL
                                ----------------------------   ---------------------------    --------------------------
                                YEAR ENDED     *PERIOD ENDED   YEAR ENDED    *PERIOD ENDED     YEAR ENDED     YEAR ENDED
                                DEC. 31/95       DEC. 31/94    DEC. 31/95     DEC. 31/94       DEC. 31/95     DEC. 31/94
                                ----------     -------------   ----------    -------------    -----------    -----------
FROM OPERATIONS
Investment income               $   59,169        $    851     $   19,281       $    871      $  1,693,796    $1,490,374
Net realized gain (loss)             9,897              (2)         6,582            (57)          352,258       262,180
Unrealized appreciation
  (depreciation) of
  invest-ments during the
  year                             103,183          (3,406)        97,489         (8,633)       13,443,319    (2,511,108)
                                ----------        --------     ----------       --------      ------------    -----------
Increase (decrease) in net
  assets derived from
  operations                       172,249          (2,557)       123,352         (7,819)       15,489,373      (758,554)
                                ----------        --------     ----------       --------      ------------    -----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums       1,353,292          73,368        812,122         41,337        56,893,884     45,751,025
  Transfer on death                     --              --             --             --          (202,957)            --
  Transfer of terminations       (180,239)          (4,461)      (131,282)        (2,998)      (10,749,848)    (5,291,717)
  Transfer of policy loans         (2,743)            (768)        (3,509)          (768)       (1,356,542)      (341,052)
  Net interfund transfers          863,795         262,432        622,581        214,741           444,357         83,520
                                ----------        --------     ----------       --------      ------------    -----------
                                 2,034,105         330,571      1,299,912        252,312        45,028,894     40,201,776
                                ----------        --------     ----------       --------      ------------    -----------
Net increase in net assets       2,206,354         328,014      1,423,264        244,493        60,518,267     39,443,222


NET ASSETS
Beginning of year                  328,014              --        244,493             --        50,383,856     10,940,634
                                ----------        --------     ----------       --------      ------------    -----------
End of year                     $2,534,368        $328,014     $1,667,757       $244,493      $110,902,123    $50,383,856
                                ==========        ========     ==========       ========      ============    ===========

*Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.

See accompanying notes.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of eight investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under single premium variable life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").


The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.)
("MRC"), as a separate investment account on February 6, 1987. MRC is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.


The assets of the Separate Accounts are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be charged with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements.

a. Valuation of Investments - Investments are made among the eight Funds of Manulife Series Fund, Inc. and are valued at the reported net asset values of these Funds. Transactions are recorded on the trade date. Net investment income and net realized and unrealized gain (loss) on investments in Manulife Series Fund, Inc. are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

     The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


3. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4. PURCHASES AND SALES OF MANULIFE SERIES FUND, INC. SHARES

Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the year ended December 31, 1995 were $58,905,751 and $13,953,509, respectively, and for the year ended December 31, 1994 were $47,012,777 and $5,377,813, respectively.

5. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

THE FOLLOWING FINANCIAL STATEMENTS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED SEPTEMBER 30, 1996 ARE UNAUDITED.

              The Manufacturers Life Insurance Company of America

                                 Balance Sheet

                                                                      September 30        December 31
                                                                          1996               1995
                                                                      ------------       ------------
                                                                      (Unaudited)
Assets
Bonds, at amortized cost (market $58,250,725 --1996
     and $66,046,733- - 1995)                                          $57,763,786        $62,757,202
Stocks                                                                  19,658,787         22,584,259
Short-term investments                                                   1,666,000                  0
Policy loans                                                             8,633,442          6,955,292
                                                                      ------------       ------------
Total investments                                                       87,722,015         92,296,753

Cash on hand and on deposit                                              7,118,793          9,674,362
Insurance premiums deferred and uncollected                              1,329,534            504,818
Accrued investment income                                                1,050,518          1,059,536
Separate account assets                                                603,572,134        480,404,450
Funds receivable on reinsurance ceded                                       74,035             73,300
Receivable for undelivered securities                                    1,864,999            146,328
Taxes recoverable                                                        8,926,316          3,308,316
Investment in subsidiary                                                 1,590,846          1,080,184
Other assets                                                               199,392            193,715
                                                                      ------------       ------------
                                                                      $713,448,582       $588,741,762
                                                                      ============       ============

Liabilities, capital and surplus
Aggregate policy reserves                                              $69,370,778        $63,426,096
Contract deposit funds                                                   6,044,164          6,462,516
Amounts due from separate accounts                                     (52,800,170)       (39,799,129)
Interest maintenance and asset valuation reserves                        5,503,906          4,742,400
Policy and contract claims                                                 294,457            582,853
Provision for policyholder dividends payable                             1,792,087          2,346,258
Amounts due to affiliates                                               11,529,256          9,049,217
Accrued liabilities                                                      5,361,074          5,147,865
Amounts payable for undelivered securities                               1,666,000             80,821
Separate account liablilities                                          603,572,134        480,404,450
                                                                      ------------       ------------
Total liabilities                                                      652,333,686        532,443,347


Capital and surplus:
    Common shares, par value $1.00; authorized,
        5,000,000 shares; issued and outstanding shares
        (4,501,858 -- 1996, 4,501,857 -- 1995)                           4,501,858          4,501,857
   Preferred shared, par value $100; authorized,
        5,000,000 shares; issued and outstanding shares
        (105,000 -- 1996 and 1995)                                      10,500,000         10,500,000
   Surplus note                                                          8,500,000          8,500,000
   Capital paid in excess of par value                                  78,500,179         63,500,180
   Surplus                                                             (40,887,141)       (30,703,622)
                                                                      ------------       ------------
Total capital and surplus                                               61,114,896         56,298,415
                                                                      ------------       ------------
Total liablilities, capital, and surplus                              $713,448,582       $588,741,762
                                                                      ============       ============

              The Manufacturers Life Insurance Company of America

                            Statement of Operations
                                  (Unaudited)

                                                          Three Months Ended               Nine Months Ended
                                                             September  30                    September 30
                                                          1996           1995              1996           1995
                                                       -----------    -----------      ------------    -----------
Revenues:
   Life premiums                                       $37,441,887    $26,917,056      $115,841,149    $82,246,124
   Annuity deposits                                      9,109,896      9,176,744        27,904,066     29,606,973
   Life premiums, reinsurance assumed                     (831,831)      (372,238)        1,101,533      5,540,618
   Investment income, net of investment expenses         1,437,890      1,197,939         4,188,644      3,854,192
   Amortization of interest maintenance reserve              6,169          8,353            23,309         14,172
   Commission and expense allowances on
        reinsurance ceded                                   43,397              0           147,093
   Foreign exchange gain (loss)                             (1,451)      (329,945)           40,625       (329,662)
  Other revenue                                            (19,985)        37,106            68,843         92,821
                                                       -----------    -----------      ------------    -----------
Total revenues                                          47,185,972     36,635,015       149,315,262    121,025,238


Benefits paid or provided:
   Increase (decrease) in aggregate policy reserves     (2,507,208)       412,750         5,944,682     10,575,029
   Increase (decrease) in liability for deposit funds      531,581       (381,781)         (418,352)      (223,494)
   Transfers to separate accounts, net                  26,345,507     19,094,364        83,952,586     65,495,626
   Death benefits                                          (68,162)       694,831         2,782,394      2,163,196
   Annuity benefits                                         66,181       (506,892)          401,929         30,802
   Disability benefits                                      46,294              0           151,750
   Surrender benefits                                    8,169,058      6,683,913        17,953,597     12,938,150
                                                       -----------    -----------      ------------    -----------
                                                        32,583,251     25,997,185       110,768,586     90,979,309

Insurance expenses:
   Management fee                                        6,587,000      5,289,000        16,820,000     16,764,000
   Commissions                                           6,896,707      4,471,643        20,718,353     13,449,277
   General expenses                                      3,908,813      4,665,024        15,695,580      9,470,575
   Commission and expense allowances
      on reinsurance assumed                                55,942         13,329           386,701        942,979
   Interest expense                                        142,375              0           427,125              0
                                                       -----------    -----------      ------------    -----------
                                                        17,590,837     14,438,996        54,047,759     40,626,831
                                                       -----------    -----------      ------------    -----------
Loss before policyholder's dividends
   and federal income tax                               (2,988,116)    (3,801,166)      (15,501,083)   (10,580,902)
Dividends to policyholders                                  45,402        263,345           569,900      2,172,621
                                                       -----------    -----------      ------------    -----------
Loss before federal income tax                          (3,033,518)    (4,064,511)      (16,070,983)   (12,753,523)
Federal income tax benefit                              (1,009,802)             0        (5,388,798)             0
                                                       -----------    -----------      ------------    -----------
Net loss  from operations after policyholders'
   dividends and federal income tax                     (2,023,716)    (4,064,511)      (10,682,185)   (12,753,523)
Net realized capital loss                                   48,859         38,348           (90,480)       630,788
                                                       -----------    -----------      ------------    -----------
Net loss from operations                               ($1,974,857)   ($4,026,163)     ($10,772,665)  ($12,122,735)
                                                       ===========    ===========      ============    ===========

              The Manufacturers Life Insurance Company of America

                  Statement of Changes in Capital and Surplus
                                  (Unaudited)

                                                            Capital
                                                            Paid in
                                                           Excess of
                                          Capital          Par Value         Surplus           Total
                                         -----------      -----------     ------------      -----------
Balance, December 31, 1995               $23,501,857      $63,500,180     ($30,703,622)     $56,298,415

Net loss from operations                                                   (10,772,665)     (10,772,665)
Issuance of common shares                          1       14,999,999                        15,000,000
Increase in asset valuation reserve                                         (1,118,541)      (1,118,541)
Increase in nonadmitted assets                                                  58,854           58,854
Change in net unrealized capital
   gains                                                                     1,754,077        1,754,077
Change in liability for reinsurance
   in unauthorized companies                                                  (105,244)        (105,244)
                                         -----------      -----------     ------------      -----------
Balance, September 30, 1996              $23,501,858      $78,500,179     ($40,887,141)     $61,114,896
                                         ===========      ===========     ============      ===========

              The Manufacturers Life Insurance Company of America

                            Statement of Cash Flows
                                  (Unaudited)

                                                           Nine Months Ended
                                                              September 30
                                                        1996                 1995
                                                    ------------         ------------
Operating activities:
Premiums collected, net                             $144,041,813         $117,159,968
Policy benefits paid, net                            (21,547,307)         (15,137,221)
Commissions and other expenses paid                  (51,399,430)         (43,854,220)
Net investment income                                  4,116,058            3,569,190
Other income and expenses                             (2,402,311)          (1,351,829)
Transfers to separate accounts, net                  (96,953,627)         (72,596,690)
                                                    ------------         ------------
Net cash (used in) provided by
   operating activities                              (24,144,804)         (12,210,802)

Investing activities
Sale, maturity, or repayment of investments           85,756,967           62,744,420
Purchase of investments                              (77,501,732)         (67,892,880)
                                                    ------------         ------------
Net cash used in investing activities                  8,255,235           (5,148,460)

Financing activities
Issuance of stock                                     15,000,000            5,150,000
                                                    ------------         ------------
Net cash provided by financing activities             15,000,000            5,150,000
                                                    ------------         ------------

Net increase in cash and short-term
   investments                                          (889,569)         (12,209,262)
Cash and short-term investments
   at beginning of year                                9,674,362           15,983,758
                                                    ------------         ------------
Cash and short-term investments
   at end of year                                   $  8,784,793         $  3,774,496
                                                    ============         ============

              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               September 30, 1996



1.   ORGANIZATION

ORGANIZATION

The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of Manulife Reinsurance Corporation (USA) (The Parent), (formerly Manufacturers Life Insurance Company of Michigan), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).

The Company issues and sells variable universal life and variable annuity products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional insurance for the Taiwanese market. At September 30, 1996 the Company had assets of $16,056,539 and liabilities of $10,333,710 in the Taiwan branch.

During the nine months ended September 30, 1996, the Company received a capital contribution of $15,000,000 from the Parent in return for one share of common stock (par value $1).


2.   SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited financial statements of The Manufacturers Life Insurance Company of America have been prepared in accordance with accounting practices for interim financial information and with the instructions to Form 10-Q and Article 10 of regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the financial statements and footnotes thereto included in the Annual Report on Form 10-K of the Company the year ended December 31, 1995. In the opinion of management, all adjustments (consisting solely of normal recurring adjustments) necessary for a fair presentation of the financial statements for these interim periods have been included. The results of interim periods are not necessarily indicative of the results to be obtained for a full fiscal year.

              The Manufacturers Life Insurance Company of America

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

In April 1993, the Financial Accounting Standard Board issued Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation as amended is effective for 1996 annual financial statements and thereafter, will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). Upon the effective date of the Interpretation, in order for financial statements to be described as being prepared in accordance with GAAP, life insurance companies will be required to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements. Thus the accompanying financial statements are presented in accordance with statutory accounting practices prescribed by the Insurance Department of the State of Michigan.

All amounts presented are expressed in U.S. Dollars.

STOCKS

Stocks are carried at market value.

BONDS

Bonds not backed by other loans are carried at amortized cost as computed using the interest method. Loan backed bonds and other structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are updated periodically and are accounted for using the prospective method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

POLICY LOANS

Policy loans are reported at unpaid principal balances which approximate fair value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve and Interest Maintenance Reserve were determined by NAIC prescribed formulas and are reported as liabilities rather than as valuation allowances or appropriations of surplus.

POLICY AND CONTRACT CLAIMS

Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

              The Manufacturers Life Insurance Company of America

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Both premium and investment income are recorded when due.

REINSURANCE

Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

POLICY RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.


3.   INVESTMENTS AND INVESTMENT INCOME

The amortized cost and market value of investments in fixed maturities (bonds) as of September 30, 1996 is summarized as follows:


                                                                                      QUOTED OR
                                                       GROSS          GROSS           ESTIMATED
                                    AMORTIZED       UNREALIZED      UNREALIZE          MARKET
                                      COST             GAINS          LOSSES            VALUE
                                   -----------      -----------     -----------      -----------
                                   <C
U.S. Government                    $23,574,727        $432,425       $(199,428)      $23,807,724
Foreign Government                   9,258,320          75,039         (43,707)        9,289,652
Corporate                           24,930,739         558,435        (335,825)       25,153,349
                                   -----------      ----------      ----------       -----------
                                   $57,763,786      $1,065,899       $(578,960)      $58,250,725
                                   ===========      ==========      ==========       ===========

              The Manufacturers Life Insurance Company of America

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

Proceeds from sales of investments in debt securities during 1996 were $81,149,600. Gross gains of $1,101,200 and gross losses of $1,615,209 were realized on those sales.

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1995 is summarized as follows:


                                                                                              QUOTED OR
                                                         GROSS               GROSS            ESTIMATED
                                      AMORTIZED        UNREALIZED         UNREALIZED            MARKET
                                          COST           GAINS              LOSSES              VALUE
                                     -----------       ----------         ----------         -----------
United States Government             $15,145,033       $  681,032          $(57,916)         $15,768,149
Foreign Government                     6,071,376          157,635                --            6,229,011
Corporate                             31,046,219        2,508,780                --           33,554,999
Mortgage-backed securities:
      U.S. Government agencies         9,522,771               --                --            9,522,771
Corporate                                971,803               --                --              971,803
                                     -----------       ----------          --------          -----------
                                     $62,757,202       $3,347,447          $(57,916)         $66,046,733
                                     ===========       ==========          ========          ===========



The amortized cost and market value of fixed maturities at September 30, 1996 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.



   YEARS TO MATURITY                 AMORTIZED COST       MARKET VALUE
   -----------------                 --------------       ------------
One year or less                      $ 3,370,562         $ 3,370,561
Greater than 1; up to 5 years           3,177,517           3,207,447
Greater than 5; up to 10 years         27,522,948          27,717,746
Due after 10 years                     23,692,759          23,954,971
                                       -----------         -----------
                                       $57,763,786         $58,250,725
                                       ===========         ===========


At September 30, 1996, $10,644,347 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

              The Manufacturers Life Insurance Company of America

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

Major categories of net investment income for the first nine months were as follows:



                                      NET INVESTMENT INCOME
                                     1996               1995
                                  ---------          ----------
Gross investment income:
   Bond Income                   $3,285,074          $3,190,652
   Policy Loans                     434,845             296,205
   Short-term investments           645,903             624,593
   Dividend Income                   95,983               7,848
                                 ----------          ----------
                                  4,461,805           4.119,298
Investment Expenses                (273,161)           (265,106)
                                 ----------          ----------
Net investment income            $4,188,644          $3,854,192
                                 ==========          ==========




4.   RELATED PARTY TRANSACTIONS

Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $17,090,426 in the first nine months of 1996, and $17,029,106 in 1995. In addition, there was $4,916,476 agents' bonuses in 1996 and $3,697,487 in 1995 which were allocated to the Company and are included in commissions.

In addition, the Company has several reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife Financial under the terms of a stop loss reinsurance agreement.

              The Manufacturers Life Insurance Company of America

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

(d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

Selected amounts relating to the above treaties reflected in the financial statements are as follows:


                                             1996             1995
                                           __________       __________

Life and annuity premiums assumed         $ 1,101,533      $ 5,540,618
Other life and annuity
 consideration ceded                         (371,518)        (431,357)
Commissions and expense allowances
 on reinsurance assumed                      (386,701)        (942,979)
Policy reserves assumed                    45,019,396       47,386,235
Policy reserves ceded                       3,853,375        3,833,247




5.   FEDERAL INCOME TAX

The Company joins the Parent, The Manufacturers Life Insurance Co. (USA) and Manulife Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Taxes recoverable in the financial statements represent tax-related amounts receivable from affiliates.

              The Manufacturers Life Insurance Company of America

6.   STATUTORY RESTRICTIONS ON DIVIDENDS

The Company is subject to statutory limitations on the payment of dividends to its Parent. The Company cannot pay dividends during 1996 without the prior approval of insurance regulatory authorities.


7.   INVESTMENT IN SEPARATE ACCOUNTS

The Company markets variable life insurance and variable annuity products through Separate Accounts which use Manulife Series Fund, Inc. as an investment vehicle.

Common stock in the amount of $19,658,787 represents the Company's seed money investment in Manulife Series Fund, Inc..

THE FOLLOWING FINANCIAL STATEMENTS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED DECEMBER 31, 1995 ARE AUDITED.

                         Report of Independent Auditors


The Board of Directors
The Manufacturers Life Insurance
    Company of America


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1995 and 1994, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Department of the State of Michigan.


Philadelphia, Pennsylvania                             ERNST & YOUNG LLP
February 2, 1996

              The Manufacturers Life Insurance Company of America

                                 Balance Sheets

                                                               DECEMBER 31
                                                           1995            1994
                                                      ------------     ------------
ASSETS
Bonds, at amortized cost (market $66,046,733--
  1995 and $51,082,395--1994)                         $ 62,757,202     $ 52,149,080
Stocks                                                  22,584,259       25,629,580
Short-term investments                                          --       10,914,561
Policy loans                                             6,955,292        4,494,390
                                                      ------------     ------------
Total investments                                       92,296,753       93,187,611

Cash                                                     9,674,362        5,069,197
Life insurance premiums deferred and uncollected           504,818           13,646
Accrued investment income                                1,059,536          796,333
Separate account assets                                480,404,450      302,736,198
Funds receivable on reinsurance assumed                         --          880,284
Receivable for undelivered securities                      146,328           69,003
Taxes recoverable                                        3,308,316               --
Investment in subsidiary                                 1,080,184               --
Other assets                                               267,015          333,651
                                                      ------------     ------------
Total assets                                          $588,741,762     $403,085,923
                                                      ============     ============

LIABILITIES, CAPITAL AND SURPLUS
Aggregate policy reserves                             $ 26,683,090     $ 29,761,174
Other contract deposits                                  1,238,943        3,938,425
Interest maintenance and asset valuation reserves        4,742,400          111,566
Policy and contract claims                                 582,853           94,346
Provision for policyholder dividends payable             2,346,258        1,385,409
Amounts due to affiliates                                9,049,217        7,377,108
Payable for undelivered securities                          80,821        3,512,459
Accrued liabilities                                      7,315,315        4,773,565
Separate account liabilities                           480,404,450      302,736,198
                                                      ------------     ------------
Total liabilities                                      532,443,347      353,690,250

Capital and surplus:
  Common shares, par value $1.00; authorized,
    5,000,000 shares; issued and outstanding
    4,501,857 shares (4,501,855 shares in 1994)          4,501,857        4,501,855
  Preferred shares, par value $100; authorized
    5,000,000 shares; issued and outstanding
    105,000 shares                                      10,500,000       10,500,000
  Surplus note                                           8,500,000               --
  Capital paid in excess of par value                   63,500,180       49,849,998
  Deficit                                              (30,703,622)     (15,456,180)
                                                      ------------     ------------
Total capital and surplus                               56,298,415       49,395,673
                                                      ------------     ------------
Total liabilities, capital and surplus                $588,741,762     $403,085,923
                                                      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Operations

                                                                    YEAR ENDED DECEMBER 31
                                                             1995             1994             1993
                                                        ------------      ------------     ------------
Revenues:
  Life and annuity premiums, principally
   reinsurance assumed                                  $  5,956,997      $ 25,385,628     $ 12,745,981
  Other life and annuity considerations                  153,859,957       168,075,003      113,332,974
  Investment income, net of investment
   expenses                                                5,840,560         3,588,629        3,323,962
  Amortization of interest maintenance reserve                23,975            19,527           32,866
  Commission and expense allowance
   on reinsurance ceded                                      147,109           187,694               --
  Foreign exchange (loss) gain                              (284,127)          114,728         (197,971)
  Other revenue                                              211,191            54,763           33,935
                                                        ------------      ------------     ------------
Total revenues                                           165,755,662       197,425,972      129,271,747

Benefits paid or provided:
  (Decrease) increase in aggregate policy reserves        (3,078,084)       16,741,569        5,168,484
  (Decrease) increase in liability for deposit funds      (2,699,482)          654,214        2,820,520
  Transfers to separate accounts, net                     99,807,392       136,896,150       98,601,141
  Death benefits                                           3,981,377           640,875          582,534
  Disability benefits                                        123,786                --               --
  Maturity benefits                                          207,719           580,615           79,253
  Surrender benefits                                      22,028,224         3,701,591        2,319,926
                                                        ------------      ------------     ------------
                                                         120,370,932       159,215,014      109,571,858
Insurance expenses:
  Management fee                                          22,864,000        21,222,310       12,378,288
  Commissions                                             21,411,198        23,416,110       14,742,130
  General expenses                                        15,475,621         8,260,467        5,108,104
  Commissions and expense allowances
   on reinsurance assumed                                  1,014,163           810,252          329,634
                                                        ------------      ------------     ------------
                                                          60,764,982        53,709,139       32,558,156
                                                        ------------      ------------     ------------
Loss before policyholders' dividends
  and federal income tax                                 (15,380,252)      (15,498,181)     (12,858,267)
Dividends to policyholders                                 2,367,002         1,149,719          837,454
                                                        ------------      ------------     ------------
Loss before federal income tax                           (17,747,254)      (16,647,900)     (13,695,721)
Federal income tax benefit                                (4,115,770)               --         (324,643)
                                                        ------------      ------------     ------------
Net loss from operations after policyholders'
  dividends and federal income tax                       (13,631,484)      (16,647,900)     (13,371,078)
Net realized capital gains (net of capital
  gains tax of $807,453 in 1995; $0 in 1994,
  and $236,415 in 1993, and $1,567,770 in
  1995, $(554,000) in 1994, and $347,292 in
  1993 transferred (from) to the interest
  maintenance reserve)                                       (73,343)       (3,012,485)          93,618
                                                        ------------      ------------     ------------
Net loss from operations                                $(13,704,827)     $(19,660,385)    $(13,277,460)
                                                        ============      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                  Statements of Changes in Capital and Surplus


                                                              CAPITAL
                                                              PAID IN
                                                             EXCESS OF           SURPLUS
                                            CAPITAL          PAR VALUE          (DEFICIT)             TOTAL
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1992                $35,001,853       $ 4,000,000        $ 16,542,195        $55,544,048

Net loss from operations                                                        (13,277,460)       (13,277,460)
Issuance of preferred shares                        1         5,849,999                              5,850,000
Increase in asset valuation reserve                                                 (13,076)           (13,076)
Increase in nonadmitted assets                                                     (133,575)          (133,575)
Change in net unrealized capital
  losses                                                                         (1,592,242)        (1,592,242)
Change in liability for reinsurance
  in unauthorized companies                                                         (29,905)           (29,905)
Company's share of increase in
  separate account assets, net                                                    4,308,148          4,308,148
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1993                 35,001,854         9,849,999           5,804,085         50,655,938


Net loss from operations                                                        (19,660,385)       (19,660,385)
Issuance of common stocks                           1        19,999,999                             20,000,000
Capital restructuring of preference
  shares                                  (20,000,000)       20,000,000                                     --
Increase in asset valuation reserve                                                 (55,286)           (55,286)
Increase in nonadmitted assets                                                   (1,021,357)        (1,021,357)
Change in net unrealized capital
  losses                                                                           (425,082)          (425,082)
Change in liability for reinsurance
  in unauthorized companies                                                         (98,155)           (98,155)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1994                 15,001,855        49,849,998         (15,456,180)        49,395,673


Net loss from operations                                                        (13,704,827)       (13,704,827)
Issuance of common shares                           2        12,569,998                             12,570,000
Issuance of surplus note                    8,500,000                                                8,500,000
Contribution of Manufacturers
  Adviser Corporation                                         1,080,184                              1,080,184
Increase in asset valuation reserve                                              (3,285,208)        (3,285,208)
Increase in nonadmitted assets                                                   (1,053,124)        (1,053,124)
Change in net unrealized capital
  losses                                                                          2,921,742          2,921,742
Change in liability for reinsurance
  in unauthorized companies                                                        (126,025)          (126,025)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1995                $23,501,857       $63,500,180        $(30,703,622)       $56,298,415
                                          ===========       ===========        ============        ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Cash Flows


                                                             YEAR ENDED DECEMBER 31
                                                    1995              1994              1993
                                               ------------       ------------      ------------
OPERATING ACTIVITIES
Premiums collected, net                        $159,337,079       $193,478,637      $126,075,035
Policy benefits paid, net                       (25,827,767)        (4,982,444)       (2,829,812)
Commissions and other expenses paid             (62,302,890)       (48,141,400)      (35,203,997)
Net investment income                             5,570,951          3,343,515         3,197,892
Other income and expenses                        (3,607,415)        (1,946,063)       (1,592,957)
Transfers to separate accounts, net             (98,031,353)      (136,950,482)      (98,220,292)
                                                ------------       ------------      ------------
Net cash (used in) provided by
  operating activities                          (24,861,395)         4,801,763        (8,574,131)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments      74,009,501         73,187,733        28,248,633
Purchase of investments                         (77,607,686)       (91,063,874)      (73,688,735)
                                               ------------       ------------      ------------
Net cash used in investing activities            (3,598,185)       (17,876,141)      (45,440,102)

FINANCING ACTIVITIES
Issuance of shares                               12,570,000         20,000,000         5,850,000
Contribution of Manufacturers Adviser
  Corporation                                     1,080,184                 --                --
Issuance of surplus notes                         8,500,000                 --                --
Surplus withdrawn from separate account                  --                 --        48,701,076
                                               ------------       ------------      ------------
Net cash provided by financing activities        22,150,184         20,000,000        54,551,076
                                               ------------       ------------      ------------

Net (decrease) increase in cash and
  short-term investments                         (6,309,396)         6,925,622           536,843
Cash and short-term investments
  at beginning of year                           15,983,758          9,058,136         8,521,293
                                               ------------        -----------      ------------
Cash and short-term investments
  at end of year                               $  9,674,362        $15,983,758      $  9,058,136
                                               ============        ===========      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION

ORGANIZATION

The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.) (the Parent), (formerly Manufacturers Life Insurance Company of Michigan), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).

The Company issues and sells variable universal life and variable annuity products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional insurance for the Taiwanese market. At December 31, 1995 the Company had assets of $11,234,000 and liabilities of $5,696,000 in the Taiwan branch.

During 1995, the Company's parent contributed $12,570,000 of capital in return for 2 shares of the Company's common stock par value $1 with the remaining $12,569,998 being recorded as contributed surplus. During 1995, the Company's parent transferred 100% of the outstanding stock of Manufacturers Adviser Corporation to the Company which was recorded at book values as contributed surplus. During 1995, the Company's parent also contributed $8,500,000 in return for a 10-year surplus note bearing interest at 6.625%.

Subsequent to the year end, the Parent contributed $15,000,000 capital in return for 1 share of the Company's common stock par value $1 with the remaining $14,999,999 being recorded as contributed surplus.

During 1994, the Company's parent contributed $20,000,000 of capital in return for 1 share of the Company's common stock par value $1 with the remaining $19,999,999 being recorded as contributed surplus. During 1994, the Company restructured its capital by exchanging 230,000 shares of preferred stock with a par value of $23,000,000 for 3,000,000 shares of common stock par value $3,000,000 with the remaining $20,000,000 being recorded as contributed surplus.

The Parent contributed $5,850,000 in capital in return for 1 share of common stock during 1993.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of Manufacturers Life of America have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of Michigan, which are considered generally accepted accounting principles for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Such practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations (for example, certain transactions related to the separate accounts); and (5) debt securities are carried at amortized cost.

In April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation as amended is effective for 1996 annual financial statements and thereafter, and will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). Upon the effective date of the Interpretation, in order for financial statements to be described as being prepared in accordance with GAAP, life insurance companies will be required to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

All amounts presented are expressed in U.S. Dollars. Certain amounts from prior periods have been reclassified to conform with current-period presentation.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

STOCKS

Stocks are carried at market value.

BONDS

Bonds not backed by other loans are carried at amortized cost as computed using the interest method. Loan backed bonds and other structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are updated periodically and are accounted for using the prospective method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

POLICY LOANS

Policy loans are reported at unpaid principal balances which approximate fair value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve and Interest Maintenance Reserve were determined by NAIC prescribed formulas and are reported as liabilities rather than as valuation allowances or appropriations of surplus.

POLICY AND CONTRACT CLAIMS

Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Both premium and investment income are recorded when due.

INVESTMENT IN SUBSIDIARIES

The investment in Manufacturers Adviser Corporation ("MAC") is carried at net equity of MAC as computed under generally accepted accounting principles. Undistributed income and loss is treated as a component of unrealized gains and losses and applies directly to capital and surplus.

REINSURANCE

Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

POLICY RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1995 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                AMORTIZED     UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                    COST          GAINS         LOSSES          VALUE
--------------                 -----------    ----------    ----------     -----------
United States Government       $15,145,033    $  681,032    $  (57,916)    $15,768,149
Foreign governments              6,071,376       157,635            --       6,229,011
Corporate                       31,046,219     2,508,780            --      33,554,999
Mortgage-backed securities:
  U.S. Government agencies       9,522,771            --            --       9,522,771
  Corporate                        971,803            --            --         971,803
                               -----------    ----------    ----------     -----------
                               $62,757,202    $3,347,447    $  (57,916)    $66,046,733
                               ===========    ==========    ==========     ===========

Proceeds from sales of investments in debt securities during 1995 were $67,506,660. Gross gains of $2,630,790 and gross losses of $218,778 were realized on those sales.

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                AMORTIZED     UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                    COST          GAINS         LOSSES          VALUE
--------------                 -----------    ----------    -----------    -----------
United States Government       $31,784,581    $ 243,971     $  (441,592)   $31,586,960
Foreign governments              7,388,458           --        (294,385)     7,094,073
Corporate                        9,986,244        2,457        (577,136)     9,411,565
Mortgage-backed securities:
  U.S. Government agencies       2,480,571           --              --      2,480,571
  Corporate                        509,226           --              --        509,226
                               -----------    ---------     -----------    -----------
                               $52,149,080    $ 246,428     $(1,313,113)   $51,082,395
                               ===========    =========     ===========    ===========


Proceeds from sales of investments in debt securities during 1994 were $43,175,845. Gross gains of $167,738 and gross losses of $1,006,702 were realized on those sales.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

The amortized cost and market value of fixed maturities at December 31, 1995 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.



      YEARS TO MATURITY           AMORTIZED COST      MARKET VALUE
      -----------------           --------------      ------------
One year or less                   $   564,857        $   564,857
Greater than 1; up to 5 years        4,079,679          4,181,361
Greater than 5; up to 10 years      14,786,283         15,858,075
Due after 10 years                  32,831,809         34,947,866
Mortgage-backed securities          10,494,574         10,494,574
                                   -----------        -----------
                                   $62,757,202        $66,046,733
                                   ===========        ===========

At December 31, 1995, $6,617,749 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

Major categories of net investment income for each year were as follows:


                                               NET INVESTMENT INCOME
                                        1995           1994           1993
                                     ----------     ----------     ----------
Gross investment income:
  Dividends; Manulife Series
    Fund, Inc. (Note 9)              $  645,908     $1,244,794     $1,440,392
  Bond income                         4,430,236      1,712,294      1,422,064
  Policy loans                          360,406        236,972        166,514
  Short-term investments                754,346        501,477        384,178
                                     ----------     ----------     ----------
                                      6,190,896      3,695,537      3,413,148

Investment expenses                    (350,336)      (106,908)       (89,186)
                                     ----------     ----------     ----------
Net investment income                $5,840,560     $3,588,629     $3,323,962
                                     ==========     ==========     ==========

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS

Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $23,211,484 in 1995, $21,326,446 in 1994, and $12,467,474 in 1993. In addition, there were $5,052,062 agents' bonuses in 1995, $7,795,184 in 1994, and $5,363,558 in 1993 which were allocated to the Company and are included in commissions.

In addition, the Company has several reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife Financial under the terms of a stop loss reinsurance agreement.

(d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS (CONTINUED)

Selected amounts relating to the above treaties reflected in the financial statements are as follows:


                                 1995          1994           1993
                                 ----          ----           ----
Life and annuity premiums
  assumed                     $5,956,997    $25,385,628    $12,745,981
Other life and annuity
  considerations ceded          (598,330)      (437,650)      (201,685)
Commissions and expense
  allowances
  on reinsurance assumed      (1,014,163)      (810,252)      (329,634)
Policy reserves assumed       48,714,791     47,672,591     23,070,952
Policy reserves ceded          3,833,247      3,786,647      3,782,156

During 1993, the Company assumed the first $50,000 of initial face amount on two blocks of business. This resulted in transfers of $10,837,000 to establish the initial reserves. In 1994 the treaties were amended to assume the first $100,000 of initial face amount for the same blocks of business. This resulted in a transfer of $21,477,000 to establish the additional reserve. Commissions equal to 17% are charged for all renewed premiums related to these contracts.

During 1994, the Company terminated another treaty resulting in a premium to Manulife Financial to transfer the reserve of $799,874.

Manulife Financial provides a claims paying guarantee to all U.S. policyholders.

5. FEDERAL INCOME TAX

The Company joins the Parent, The Manufacturers Life Insurance Co. (U.S.A.) and Manufacturers Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Taxes recoverable in the financial statements represent tax-related amounts receivable from affiliates.

              The Manufacturers Life Insurance Company of America

5. FEDERAL INCOME TAX

The Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) have available consolidated net operating losses of approximately $51,400,000 which will expire in the year 2009 and capital loss carryforwards of approximately $102,800,000 which will expire in 1999. The losses of the Company, Parent and the Manufacturers Life Insurance Co. (U.S.A.) may be used to offset the ordinary and capital gain income of Manufacturers Reinsurance Limited.

6. STATUTORY RESTRICTIONS ON DIVIDENDS

The Company is subject to statutory limitations on the payment of dividends to its Parent. The Company cannot pay dividends during 1995 without the prior approval of insurance regulatory authorities.

7. REINSURANCE

The Company cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains obligated for amounts ceded in the event reinsurers do not meet their obligations.

Summary financial information related to these reinsurance activities is as follows:


                                    1995        1994        1993
                                    ----        ----        ----
Life insurance premiums ceded     $275,145    $218,767    $130,913

              The Manufacturers Life Insurance Company of America

8. RESERVES

Aggregate policy reserves for life policies including variable life, are based on statutory mortality tables and interest assumptions using either the net level or commissioners' reserve valuation method. The composition of the aggregate policy reserves at December 31, 1995 and 1994 is as follows:


                                 MORTALITY                  INTEREST
     AGGREGATE RESERVES            TABLE                    RATES
     ------------------            -----                    --------
    1995            1994
    ----            ----
$25,561,456     $28,553,885      1980 CSO                   4%
   (173,768)       (189,080)     Reinsurance ceded
  1,295,402       1,396,369      Miscellaneous
-----------     -----------
$26,683,090     $29,761,174
===========     ===========

At December 31, 1995 the Company's annuity reserves and deposit fund liabilities are comprised as follows:


                                                 AMOUNT      PERCENT
                                                 ------      -------
                                               (in 000's)
Subject to discretionary withdrawal:
  With market value adjustment                  $222,994      97.8%
  At book value less current surrender charge      1,239        .5%
Not subject to discretionary withdrawal            3,863       1.7%
                                                --------      -----
Total gross annuity actuarial reserves and
  deposit fund liabilities                      $228,096       100%
                                                ========      =====

9. INVESTMENT IN SEPARATE ACCOUNTS

During 1984, the Company initiated plans to market variable life insurance products through Separate Account One of The Manufacturers Life Insurance Company of America ("Separate Account One") using Manulife Series Fund, Inc. as its investment vehicle. Initial capitalization was $15,000,000. Through 1988, the Company provided an additional capitalization of $6,000,000.

              The Manufacturers Life Insurance Company of America

9. INVESTMENT IN SEPARATE ACCOUNTS (CONTINUED)

In December 1993, the Company transferred all of its shares, related to seed money, in Manulife Series Fund, Inc. out of Separate Account One to the General Account. At December 31, 1995, the $22,584,259 common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

During 1995, 1994, and 1993, the following dividends were received from Manulife Series Fund, Inc.:


                               1995          1994          1993
                           -----------    ----------   -----------
Separate Account One       $   24,041     $   38,732    $1,610,693
Separate Account Two        3,520,461      4,574,620     7,377,861
Separate Account Three      1,693,796      1,490,374       666,141
Separate Account Four       2,445,127      3,072,376     4,966,559
General Account               645,908      1,244,794     1,440,392

Dividends have been reinvested by the Company in Manulife Series Fund, Inc.

During 1993, the Company withdrew $8,000,000 of its seed money and accumulated earnings from Separate Account One and the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1994, the Company withdrew $13,011,137 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1995, the Company withdrew $6,500,000 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

APPENDIX A

Sample Illustrations of Policy Values, Cash Surrender Values and Death Benefits

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Guaranteed Interest Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on lives insured of given ages would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.


The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses and fees borne by the Portfolios have been deducted from the gross return. For the purposes of illustration, this deduction has been set at 0.90% (for current charges) and 1.27% (for guaranteed charges) per annum, which represents an equal allocation of expenses among the Portfolios. In the tables, gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.89%, 5.05%, and 11.00% (with current charges) and -1.27%, 4.66% and 10.58% (with guaranteed charges).


The tables assume that no premiums have been allocated to the Guaranteed Interest Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker and female non-smoker, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed lives insured's issue ages, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Fund for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since September 1, 1994. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                   Female Non-Smoker Issue Age 50 (Standard)
                  $500,000 Face Amount Death Benefit Option 1
                         $7,500 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                      0% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                  Cash
Policy    Accumulated    Policy       Surrender        Death
 Year       Premium       Value         Value         Benefit
 (1)          (2)          (3)          (3,5)
-------   -----------   ---------     ---------       --------
 1        $  7,875      $   6,567(4)  $  2,410(4)     $500,000(4)
 2          16,144         12,986        8,088         500,000
 3          24,826         19,264       14,146         500,000
 4          33,942         25,397       20,279         500,000
 5          43,514         31,380       26,262         500,000
 6          53,565         37,210       32,092         500,000
 7          64,118         42,881       38,275         500,000
 8          75,199         48,388       44,294         500,000
 9          86,834         53,724       50,141         500,000
10          99,051         58,879       55,809         500,000
15         169,931         85,994       85,994         500,000
20         260,394        107,900      107,900         500,000
25         375,851        117,934      117,934         500,000
30         523,206        100,375      100,375         500,000

                      6% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                  Cash
Policy    Accumulated    Policy       Surrender        Death
 Year       Premium       Value         Value         Benefit
 (1)          (2)          (3)          (3,5)
-------   -----------   ---------     ---------       --------
 1        $  7,875      $  6,971(4)   $  2,814(4)     $500,000(4)
 2          16,144        14,198         9,301         500,000
 3          24,826        21,696        16,578         500,000
 4          33,942        29,469        24,351         500,000
 5          43,514        37,523        32,405         500,000
 6          53,565        45,865        40,747         500,000
 7          64,118        54,498        49,891         500,000
 8          75,199        63,427        59,333         500,000
 9          86,834        72,659        69,076         500,000
10          99,051        82,195        79,124         500,000
15         169,931       141,109       141,109         500,000
20         260,394       213,425       213,425         500,000
25         375,851       299,674       299,674         500,000
30         523,206       403,930       403,930         500,000

                      12% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                    Cash
Policy    Accumulated      Policy       Surrender        Death
 Year       Premium        Value          Value         Benefit
 (1)          (2)           (3)           (3,5)
-------   ------------   ----------     ----------     ----------
 1          $  7,875     $    7,376(4)  $    3,219(4)  $  500,000(4)
 2            16,144         15,459         10,561        500,000
 3            24,826         24,324         19,206        500,000
 4            33,942         34,045         28,927        500,000
 5            43,514         44,702         39,584        500,000
 6            53,565         56,385         51,267        500,000
 7            64,118         69,192         64,586        500,000
 8            75,199         83,231         79,137        500,000
 9            86,834         98,621         95,039        500,000
10            99,051        115,495        112,424        500,000
15           169,931        237,984        237,984        500,000
20           260,394        444,316        444,316        515,406
25           375,851        790,217        790,217        845,532
30           523,206      1,364,581      1,364,581      1,432,810

(1) All values shown are as of the end of the Policy Year indicated, have been rounded to the nearest dollar, and assume that
          (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made,
          (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)       Assumes net interest of 5% compounded annually.

(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from December 31, 1996 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.

(4) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Guaranteed Death Benefit will keep the Policy in force until the Policy Anniversary on which the lives insured are average Attained Age 100 years old.
(5) Cash Surrender Value for first two years reflects sales charge limitations imposed by the S.E.C.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,

INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                   Female Non-Smoker Issue Age 50 (Standard)
                  $500,000 Face Amount Death Benefit Option 1
                         $7,500 Annual Planned Premium
                          ASSUMING GUARANTEED CHARGES

                                0% Hypothetical
                            Gross Investment Return
                          ----------------------------

End of                                Cash
Policy    Accumulated    Policy     Surrender     Death
 Year        Premium     Value        Value      Benefit
 (1)          (2)                      (4)
-------   ------------   -------    ---------    --------
 1          $  7,875     $ 6,541(3)  $ 2,384(3)  $500,000(3)
 2            16,144      12,911       8,014      500,000
 3            24,826      19,106      13,988      500,000
 4            33,942      25,119      20,001      500,000
 5            43,514      30,943      25,825      500,000
 6            53,565      36,570      31,452      500,000
 7            64,118      41,988      37,382      500,000
 8            75,199      47,185      43,091      500,000
 9            86,834      52,149      48,566      500,000
10            99,051      56,861      53,790      500,000
15           169,931      76,477      76,477      500,000
20           260,394      85,125      85,125      500,000
25           375,851      69,096      69,096      500,000
30           523,206           0(5)        0(5)         0(5)

                      6% Hypothetical
                  Gross Investment Return
                ----------------------------


End of                                Cash
Policy    Accumulated    Policy     Surrender     Death
 Year        Premium     Value        Value      Benefit
 (1)          (2)                      (4)
-------   ------------   -------    ---------    --------
 1          $ 7,875      $ 6,944(3)  $ 2,787(3)  $500,000(3)
 2           16,144       14,116       9,218      500,000
 3           24,826       21,516      16,398      500,000
 4           33,942       29,144      24,025      500,000
 5           43,514       36,997      31,879      500,000
 6           53,565       45,071      39,953      500,000
 7           64,118       53,363      48,757      500,000
 8           75,199       61,865      57,770      500,000
 9           86,834       70,569      66,986      500,000
10           99,051       79,465      76,394      500,000
15          169,931      127,078     127,078      500,000
20          260,394      177,092     177,092      500,000
25          375,851      220,708     220,708      500,000
30          523,206      242,497     242,497      500,000

                      12% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                     Cash
Policy      Accumulated     Policy       Surrender        Death
 Year         Premium       Value          Value         Benefit
 (1)            (2)
-------     -----------   ----------     ----------     ----------
 1           $  7,875     $    7,347(3)  $    3,190(3)  $  500,000(3)
 2             16,144         15,368         10,470        500,000
 3             24,826         24,120         19,002        500,000
 4             33,942         33,665         28,547        500,000
 5             43,514         44,069         38,950        500,000
 6             53,565         55,403         50,285        500,000
 7             64,118         67,748         63,142        500,000
 8             75,199         81,189         77,094        500,000
 9             86,834         95,820         92,237        500,000
10             99,051        111,745        108,674        500,000
15            169,931        216,301        216,301        500,000
20            260,394        380,645        380,645        500,000
25            375,851        645,123        645,123        690,282
30            523,206      1,060,996      1,060,996      1,114,046

(1) All values shown are as of the end of the Policy Year indicated, have been rounded to the nearest dollar, and assume that
          (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made,
          (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)       Assumes net interest of 5% compounded annually.
(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Guaranteed Death Benefit will keep the Policy in force until the Policy Anniversary on which the lives insured are average Attained Age 100 years old.
(4) Cash Surrender Value for first two years reflects sales charge limitations imposed by the S.E.C.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                 Male  Non-Smoker  Issue Age 55 (Standard) and
                  Female  Non-Smoker  Issue Age 50 (Standard)
                  $500,000 Face Amount  Death Benefit Option 2
                         $8,200 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                      0% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                  Cash
Policy    Accumulated     Policy      Surrender       Death
 Year       Premium       Value         Value        Benefit
 (1)          (2)          (3)          (3,5)
-------   -----------    --------     ---------      --------
 1         $  8,610      $  7,230(4)   $  2,770(4)   $507,230(4)
 2           17,651        14,300         9,182       514,300
 3           27,143        21,216        16,098       521,216
 4           37,110        27,972        22,854       527,972
 5           47,576        34,564        29,446       534,564
 6           58,564        40,985        35,867       540,985
 7           70,103        47,229        42,623       547,229
 8           82,218        53,288        49,193       553,288
 9           94,939        59,151        55,568       559,151
10          108,296        64,807        61,736       564,807
15          185,791        94,174        94,174       594,174
20          284,698       116,445       116,445       616,445
25          410,930       122,939       122,939       622,939
30          572,038        94,213        94,213       594,213

                      6% Hypothetical
                  Gross Investment Return
                ----------------------------


End of                                  Cash
Policy    Accumulated     Policy      Surrender       Death
 Year       Premium       Value         Value        Benefit
 (1)          (2)          (3)          (3,5)
-------   -----------    --------     ---------      --------
 1         $  8,610      $ 7,674(4)   $  3,214(4)    $507,674(4)
 2           17,651       15,633        10,514        515,633
 3           27,143       23,890        18,772        523,890
 4           37,110       32,451        27,333        532,451
 5           47,576       41,320        36,202        541,320
 6           58,564       50,502        45,384        550,502
 7           70,103       59,999        55,393        559,999
 8           82,218       69,813        65,719        569,813
 9           94,939       79,945        76,363        579,945
10          108,296       90,393        87,322        590,393
15          185,791      154,145       154,145        654,145
20          284,698      228,735       228,735        728,735
25          410,930      306,775       306,775        806,775
30          572,038      366,121       366,121        866,121

                      12% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                    Cash
Policy    Accumulated     Policy        Surrender        Death
 Year       Premium       Value           Value          Benefit
 (1)          (2)          (3)            (3,5)
-------   -----------   ----------      ----------      ----------
 1          $  8,610    $    8,118(4)   $    3,658(4)   $  508,118(4)
 2            17,651        17,018          11,900         517 018
 3            27,143        26,779          21,661         526,779
 4            37,110        37,482          32,364         537,482
 5            47,576        49,214          44,096         549,214
 6            58,564        62,069          56,951         562,069
 7            70,103        76,149          71,543         576,149
 8            82,218        91,569          87,474         591,569
 9            94,939       108,448         104,866         608,448
10           108,296       126,920         123,849         626,920
15           185,791       259,448         259,448         759,448
20           284,698       473,845         473,845         973,845
25           410,930       813,416         813,416       1,313,416
30           572,038     1,336,062       1,336,062       1,836,062

(1) All values shown are as of the end of the Policy Year indicated, have been rounded to the nearest dollar, and assume that
          (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made,
          (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)       Assumes net interest of 5% compounded annually.

(3) NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year from December 31, 1996 to the extent necessary to prevent the total of advisory fees and expenses for the Quantitative Equity Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets. The investment management fees and expenses used to calculate the policy values do not reflect this waiver. If this waiver were reflected in the calculations, Policy Values and Cash Surrender Values would be slightly higher.

(4) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Guaranteed Death Benefit will keep the Policy in force until the Policy Anniversary on which the lives insured are average Attained Age 85 years old.
(5) Cash Surrender Value for first two years reflects sales charge limitations imposed by the S.E.C.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,

INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                   Female Non-Smoker Issue Age 50 (Standard)
                  $500,000 Face Amount Death Benefit Option 2
                         $8,200 Annual Planned Premium
                          ASSUMING GUARANTEED CHARGES

                      0% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                 Cash
Policy    Accumulated    Policy      Surrender      Death
 Year       Premium      Value         Value        Benefit
 (1)          (2)                       (4)
-------   ------------   -------     ---------      --------
 1          $  8,610     $ 7,202(3)   $ 2,742(3)    $507,202(3)
 2            17,651      14,218        9,100        514,218
 3            27,143      21,043       15,925        521,043
 4            37,110      27,669       22,551        527,669
 5            47,576      34,087       28,969        534,087
 6            58,564      40,286       35,167        540,286
 7            70,103      46,252       41,645        546,252
 8            82,218      51,969       47,875        551,969
 9            94,939      57,421       53,839        557,421
10           108,296      62,584       59,513        562,584
15           185,791      83,605       83,605        583,605
20           284,698      90,997       90,997        590,997
25           410,930      69,368       69,368        569,368
30           572,038           0(5)         0(5)           0(5)

                      6% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                 Cash
Policy    Accumulated    Policy      Surrender     Death
 Year       Premium      Value         Value       Benefit
 (1)          (2)                       (4)
-------   -----------   --------     ---------     --------
 1          $  8,610    $  7,644(3)  $  3,184(3)   $507,644(3)
 2            17,651      15,542       10,424       515,542
 3            27,143      23,693       18,575       523,693
 4            37,110      32,094       26,976       532,094
 5            47,576      40,743       35,625       540,743
 6            58,564      49,632       44,514       549,632
 7            70,103      58,753       54,146       558,753
 8            82,218      68,091       63,997       569,091
 9            94,939      77,634       74,051       577,634
10           108,296      87,358       84,288       587,358
15           185,791     138,326      138,326       638,326
20           284,698     186,679      186,679       686,679
25           410,930     212,723      212,723       712,723
30           572,038     178,027      178,027       678,027

                      12% Hypothetical
                  Gross Investment Return
                ----------------------------

End of                                  Cash
Policy    Accumulated    Policy       Surrender      Death
 Year       Premium      Value          Value        Benefit
 (1)          (2)
-------   -----------   --------      ---------     ----------
 1         $  8,610     $  8,087(3)   $  3,627(3)   $  508,087(3)
 2           17,651       16,918        11,800         516,918
 3           27,143       26,556        21,438         526,556
 4           37,110       37,066        31,948         537,066
 5           47,576       48,519        43,401         548,519
 6           58,564       60,990        55,872         560,990
 7           70,103       74,558        69,952         574,558
 8           82,218       89,308        85,214         589,308
 9           94,939      105,331       101,748         605,331
10          108,296      122,720       119,649         622,720
15          185,791      234,660       234,660         734,660
20          284,698      397,578       397,578         897,578
25          410,930      619,576       619,576       1,119,576
30          572,038      896,677       896,677       1,396,677

(1) All values shown are as of the end of the Policy Year indicated, have been rounded to the nearest dollar, and assume that
          (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made,
          (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.
(2)       Assumes net interest of 5% compounded annually.
(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Guaranteed Death Benefit will keep the Policy in force until the Policy Anniversary on which the lives insured are average Attained Age 85 years old.
(4) Cash Surrender Value for first two years reflects sales charge limitations imposed by the S.E.C.
(5) In the absence of additional premium payments, the policy will lapse.

THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B

Definitions

The following terms have the following meanings when used in this Prospectus:

Additional Rating - an addition to the cost of insurance rate for lives insured who do not meet at least the underwriting requirements of the standard risk class.

Age - at a specific date means, for each of the lives insured, the age on the nearest birthday. If no specific date is mentioned, age means the age on the birthday nearest to the Policy Anniversary.

Attained Age - Issue Age plus duration the policy has been in force since the Policy Date.

Business Day - any day that the New York Stock Exchange is open for trading and trading is not restricted. The net asset value of the underlying shares of a sub-account of the Separate Account will be determined as of the end of each Business Day. A Business Day is deemed to end at 4:00 p.m. Eastern Time.

Cash Surrender Value - the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

Death Benefit Guarantee - Manufacturers Life of America guarantees that the Policy will not go into default even if a combination of Policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a Policy Month.

Death Benefit Guarantee Cumulative Premium Test - a test that, if satisfied to youngest Attained Age 100 for death benefit Option 1 Policies, and youngest Attained Age 85 for death benefit Option 2 Policies, will maintain the Death Benefit Guarantee. To satisfy the Death Benefit Guarantee Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less Policy loans must equal or exceed the sum of Death Benefit Guarantee Premiums since issue as at the beginning of each Policy Month.

Death Benefit Guarantee Premium - a measure of premium used in determining compliance with the Death Benefit Guarantee Cumulative Premium Test. The Death Benefit Guarantee Premium as an annual amount is established by the Company based on the individual life insured's Issue Age, sex (unless unisex rates are required by law or are requested), risk class, death benefit option, supplementary benefits and additional ratings.

Effective Date - the date that Manufacturers Life of America becomes obligated under the Policy and when the first monthly deductions are taken. It is the later of the date the underwriters approve issuance of the Policy, or the date at least the Initial Premium is received at the Service Office.

Fund Value Test - a test which, if satisfied in applicable Policy Years, will maintain the Death Benefit Guarantee. To satisfy the Fund Value Test the Gross Single Premium at the beginning of any applicable Policy Month must not be greater than the Net Policy Value.

Gross Single Premium - the amount of premium, based on each life insured's Attained Age, the duration of the coverage, sex (unless unisex rates are required by law or are requested), and risk class, needed to endow the Policy at the age the Death Benefit Guarantee terminates, assuming 4% interest and current charges.

Guaranteed Interest Account - that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

Guideline Annual Premium (GAP) - an amount defined by S.E.C. regulation. It is used to determine maximum sales charges that may be deducted under the Policy.

Initial Premium - at least 1/12 of the Target Premium.

Investment Account - that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Age - the Age nearest birthday, at Policy Date, as shown in the Policy. If there is an Additional Rate based on age, the Issue Age will be adjusted to reflect the underwriting class.

Loan Account - that part of the Policy Value which reflects the value the policyowner has transferred from the Guaranteed Interest Account or the Investment Accounts as collateral for a Policy loan.

Modified Policy Debt - as of any date, the Policy Debt plus the amount of interest to be charged to the next Policy Anniversary, all discounted from the next Policy Anniversary to such date at an annual rate of 4%.

Monthly Death Benefit Guarantee Premium - 1/12 of the Death Benefit Guarantee Premium.

Monthly No Lapse Guarantee Premium - 1/12 of the No Lapse Guarantee Premium.

Net Cash Surrender Value - the Cash Surrender Value less the Policy Debt.

Net Policy Value - the Policy Value less the value in the Loan Account.

Net Premium - amount of premium allocated to the Investment Accounts and/or the Guaranteed Interest Account. It equals gross premiums less the deductions for premium charge and state, local and federal taxes.

No Lapse Guarantee - Manufacturers Life of America guarantees that the Policy will not go into default even if a combination of Policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a Policy Month.

The No Lapse Guarantee requires a lower cumulative premium than the Death Benefit Guarantee, and in return guarantees a shorter number of years that the Policy will stay in force if the No Lapse Guarantee Cumulative Premium Test is met.

No Lapse Guarantee Cumulative Premium Test - a test that, if satisfied in the No Lapse Guarantee Period, will maintain the No Lapse Guarantee. To satisfy the No Lapse Guarantee Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less Policy loans must equal or exceed the sum of No Lapse Guarantee Premiums since issue as at the beginning of each Policy Month.

No Lapse Guarantee Period - is the first 10 Policy Years for lives insured with an average Issue Age up to and including age 70. For lives insured with an average Issue Age of 71 and older, the No Lapse Guarantee Period decreases by one year for each year the average Issue Age exceeds 70, until age 77. After age 77 the No Lapse Guarantee Period is fixed at three years.

The No Lapse Guarantee is available only to lives insured whose average Issue Age is 85 or less.

No Lapse Guarantee Premium - is equal to Target Premium, and is a measure of premium used in determining compliance with the No Lapse Guarantee Premium Test.

Planned Premium - the premium the policyowner plans to pay periodically. Subject to certain requirements of law, the Planned Premium may be changed at any time.

Policy Date - the date from which Policy Years, Policy Months and Policy Anniversaries are determined. Monthly deductions are due on the Policy Date.

Policy Debt - as of any date, the aggregate amount of Policy loans, including borrowed interest, less any loan repayments.

Policy Value - the sum of the values in the Loan Account, the Guaranteed Interest Account and the Investment Accounts.

Service Office - the office designated to service the Policies, which is shown on the cover page of this prospectus.

Surrender Charge Period - the period (usually 15 years) following the Policy Date or any increase in face amount during which surrender charges may be assessed if the Policy is surrendered or lapsed, the face amount is decreased or a partial withdrawal takes place. There are two surrender charges under the
Policy: a Deferred Underwriting Charge and a Deferred Sales Charge.

Target Premium (TP) - a premium amount used to determine the maximum sales charge and deferred sales charge under a Policy and to determine the level of compensation the agent shall receive. The Target Premium for the initial face amount is set forth in the Policy.

This premium is based on each individual life insured's Issue Age, sex (unless unisex rates are required by law or are requested), risk class, death benefit option, supplementary benefits and additional ratings. The policyowner will be advised of the Target Premium for any increase in face amount.

Withdrawal Tier Amount - as of any date is the net Cash Surrender Value at the previous anniversary, multiplied by 10%.

PART II.  OTHER INFORMATION

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, as amended from time to time, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Indemnification of Directors and Officers


Article XV of the By-Laws of The Manufacturers Life Insurance Company of America provides for indemnification of directors and officers as follows:

     "Article XV."

1. The Company may indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Company), by reason of the fact that he;

     (a)  is or was a director, officer or employee of the Company, or

     (b) is or was serving at the request of the Company as a director, officer, employee, or trustee of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including solicitors' and attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted honestly and in good faith and with a view to the best interests of the Company, and, in the case of any criminal or administrative action or proceeding, he had reasonable grounds for believing that his conduct was lawful. The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interest of the Company and, with respect to any criminal action or proceeding, that he did not have reasonable grounds for believing that his conduct was lawful.

2. The Company shall in any event indemnify a person referred to in paragraph 1 hereof who has been substantially successful in the defence of any such action, suit or proceeding against all expenses (including solicitors' and attorneys' fees) reasonably incurred by him in connection with the action, suit or proceeding.

3. The indemnification provided by this By-Law shall be continuing and enure to the benefit of the heirs, executors, and administrators of any person referred to in paragraph 1 hereof.

4. Expenses (including solicitors' and attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of any person referred to in paragraph 1 hereof to repay the amount if it shall be ultimately determined that he is not entitled to indemnified by the Company as authorized by this By-Law.

5. The indemnification provided by this By-Law shall not be deemed exclusive of any other rights to which those entitled to be indemnified hereunder may be entitled as a matter of law or under any by-law, agreement, vote of members, or otherwise.

     Administrative Resolution Number 600.01 of The Manufacturers Life Insurance Company provides for indemnification of certain directors and officers of subsidiary companies as follows:

"Resolution 600.01"

1.1 [The Manufacturers Life Insurance Company (the "Company")] shall indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Company except as provided in 1.2 of this Article) by reason of the fact that the person

     (a)  is or was a Director, officer or employee of the Company, or

     (b) is or was serving at the specific request of the Company, as a Director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise, or

     (c) is or was engaged at the same time as an agent in the sale of the Company's products while at the same time employed by the Company in the United States in a branch management capacity, against all expenses (including but not limited to solicitors' and attorneys' fees) judgments, fines and amounts in settlement, actually and reasonably incurred by the person in connection with such action, suit or proceeding, (other than those specifically excluded below) if the person acted honestly, in good faith, with a view to the best interests of the Company or the enterprise the person is serving at the request of the Company, and within the scope of his or her authority and normal activities, and, in the case of any criminal or administrative action or proceeding, the person had reasonable grounds for believing that his or her conduct was lawful.

The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interests of the Company and, with respect to any criminal action or proceeding, that the person did not have reasonable grounds for believing that his or her conduct was lawful.

1.2 The Company shall also, with the approval of the Board, indemnify a person referred to in Section 1.1 of this Article in respect of any action by any person by or on behalf of the Company to procure a judgment in its favour to which the person is made a party by reason of being or having been a Director, officer or employee of the Company, against all costs, charges and expenses reasonably incurred by him or her in connection with such action if he or she fulfills the conditions set out in Section 1.1 of this Article.

1.3  The Company shall have no obligation to indemnify any person for:

     (a) any act, error, or omission committed with actual dishonest, fraudulent, criminal or malicious purpose or intent, or

     (b)  any act of gross negligence or willful neglect, or

     (c) any liability of others assumed by any person otherwise entitled to indemnification hereunder, or

     (d) any claims by or against any enterprise which is owned, operated, managed, or controlled by any person otherwise entitled to indemnification hereunder or any claims by such person against an enterprise, or

     (e) any claim arising out of, or based on, any pension plan sponsored by any person otherwise entitled to indemnification hereunder as employer, or

     (f) bodily injury, sickness, disease or death of any person, or injury to or destruction of any tangible property including loss of use thereof, or

     (g) any amount covered by any other indemnification provision or by any valid and collectible insurance which the person entitled to indemnity hereunder may have, or

     (h) any liability in respect of which the person would otherwise be entitled to indemnification if in the course of that person's actions, he or she is found by the Board of Directors to have been in breach of compliance with the Company's Code of Business Conduct or Conflict of Interest guidelines, or

     (i) any liability incurred by that person for any sales activities unless the person qualifies under Section 1.1(c) of this Article.

1.4 In the event of any indemnity payment by the Company and as a condition of it, the Company shall be subrogated to all the rights of recovery of the person indemnified, and such person shall execute and deliver instruments and papers and do whatever else is necessary to secure such rights.

1.5 As a condition of indemnification, the person to be indemnified shall not demand or agree to arbitration of any claim, make any payment, admit any liability, settle any claims, assume any obligation or incur any expense without the written consent of the Company.

1.6 Any claim to indemnification shall not be assignable. In the event of death or incompetency, the legal representative of a person eligible for indemnification shall be entitled to indemnification for those acts and omissions of the indemnified person incurred prior to his death or incompetency.

1.7 The Company shall have the right as a condition of pending indemnification to appoint counsel satisfactory to the person to be indemnified to defend the person for any claim against him or her which may be covered by this indemnity.

1.8 The indemnification shall be continuing and enure to the benefit of the heirs, executors and administrators of any person referred to in Section 1.1 of this Article.

1.9 Expenses (including but not limited to solicitors' and attorneys' fees), incurred in defending a civil, criminal, or administrative action, suit or proceeding shall be paid by the Company in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of any person referred to in Section 1.1 of this Article to repay the amount if it shall be ultimately determined that the person is not eligible to be indemnified by the Company.

1.10 The Indemnification provided hereunder shall not be deemed exclusive of any other rights to which those eligible to be indemnified hereunder may be entitled as a matter of law under any By-Law, Resolution, agreement, vote of members or otherwise.

Liability Insurance

At a meeting of the Executive Committee of the Board of Directors of The Manufacturers Life Insurance Company held October 21, 1993, the purchase of Directors and Officers (D&O) liability insurance was approved. It became effective December 1, 1993. It provides global coverage for all Directors and Officers of The Manufacturers Life Insurance Company and its subsidiaries.

The coverage provided is comprised of two key components:

1. Insures Directors and Officers against loss arising from claims against them for certain acts in cases where they are not indemnified by The Manufacturers Life Insurance Company or a subsidiary.

2. Insures The Manufacturers Life Insurance Company against loss arising from claims against Directors and Officers for certain wrongful acts, but only where the corporation indemnifies the Directors or Officers as required or permitted under applicable statutory or by-law provisions.

In general, the D&O coverage encompasses:

 .   past, present and future Directors and Officers of The Manufacturers Life
Insurance Company and subsidiaries

 .   defense costs and settlements (if legally obligated to be paid) resulting from third party claims in connection with 'wrongful acts' committed by a Director or Officer within the scope of their duties

 .   claims made basis (i.e. policy responds to claims filed/reported during the policy term, including claims arising from events transpiring before the policy was in force as long as no Director/Officer was aware of the events prior to coverage placement).

Representations Pursuant To Rule 6e-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the policies described in the prospectus.

Registrant makes the following representations:

(1)  Section 6e-3(T)(b)(13)(iii)(F) has been relied upon.

(2) The level of the mortality and expense risks charge is within the range of industry practice for comparable contracts.

(3) The Manufacturers Life Insurance Company of America ("Company") has concluded that there is a reasonable likelihood that the distribution financing arrangements for Separate Account Three will benefit the Account and policyowners, and it will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(4) Separate Account Three will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

The methodology used to support the representations made in paragraph (2)above is based upon an analysis of the mortality and expense risks charges contained in other variable life insurance policies, including flexible premium products. Registrant undertakes to keep and make available to the Commission on request the documents used to support the representation in paragraph (2) above.

                       CONTENTS OF REGISTRATION STATEMENT

     This registration statement comprises the following papers and documents:

     The facing sheet;

     Cross-Reference Sheet;

     The Prospectus, consisting of _____ pages;

     Undertaking required by Section 15(d) of the Securities Exchange
     Act of 1934;

     The Undertaking pursuant to Rule 484;

     Representations pursuant to Rule 6e-3(T);

     The signatures;

     Written consents of the following persons:

       Jones & Blouch L.L.P.

       Ernst & Young LLP

       James D. Gallagher (See Exhibit 3)

       John R. Ostler

The following exhibits are filed as part of this Registration Statement:


1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Three. Incorporated by reference to Exhibit A(1) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 4, 1994 (File No. 33-77256).


A(3)(a)(i)   Distribution Agreement between The Manufacturers Life Insurance
             Company of America and ManEquity, Inc. Incorporated by reference to Exhibit A(3)(a)(i) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on
             April 4, 1994 (File No. 33-77256).

A(3)(a)(ii)   Amendment to Distribution Agreement (re Variable Life).
              Incorporated by reference to Exhibit A(3)(a)(ii) to the Registration Statement on Form S-6 filed by The Manufacturers Life
              Insurance Company of America on April 4, 1994 (File No. 33-77256).

A(3)(a)(iii)  Amendment to Distribution Agreement (re redomestication).
              Incorporated by reference to Exhibit A(3)(a)(iii) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 4, 1994 (File No. 33-77256).

A(3)(b)(i)    Specimen Agreement between ManEquity, Inc. and registered
              representatives. Incorporated by reference to Exhibit A(3)(b)(i) to the Registration Statement on Form S-6 filed by The
              Manufacturers Life Insurance Company of America on April 4, 1994
              (File No. 33-77256).

A(3)(b)(ii)   Specimen Agreement between ManEquity, Inc. and dealers.
              Incorporated by reference to Exhibit A(3)(b)(ii) to the Registration Statement on Form S-6 filed by The Manufacturers Life
              Insurance Company of America on April 4, 1994 (File No. 33-77256).

A(3)(c) Schedule of Sales Commissions. Incorporated by reference to Exhibit A(3)(c) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 4, 1994 (File No. 33-77256).

A(5)(a) Specimen Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(5)(a) to the Pre- Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on August 12, 1994 (File No. 33-77256).

A(6)(a) Articles of Incorporation of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit
              (A)(6)(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1996 (file No. 33-77256)**.

A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit (A)(6)(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1996 (file No. 33-77256)**.


** filed electronically

A(8)(a) Service Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. (Amended and Restated as of July 1, 1993). Incorporated by reference to Exhibit A(8)(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 4, 1994 (File No. 33-77256).


A(8)(b) Specimen Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Incorporated by reference to Exhibit A(8)(b) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 4, 1994 (File No. 33-77256).


A(8)(c) Service Agreement between The Manufacturers Life Insurance Company and ManEquity. Incorporated by reference to Exhibit A(8)(c) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 4, 1994 (File No. 33-77256).


A(10) Specimen Application for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to Post Effective Amendment No. 3 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1996 (File No. 33-77256).**

A(10)(a) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy.**


2.   See Exhibit 1.A(5)(a).


3. Opinion and consent of James D. Gallagher, Esq., General Counsel of The Manufacturers Life Insurance Company of America.


4. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.


5.   Not applicable.




** filed electronically

6. Opinion and consent of John R. Ostler, Vice-President, Treasurer and Chief Actuary of The Manufacturers Life Insurance Company of America.


7. Specimen notice of withdrawal right ("free look" notice). Incorporated by reference to Exhibit 7 to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on August 12, 1994 (File No. 33-77256).

8(a). Specimen notice of right of surrender while sales charge limitation applies (initial purchase). Incorporated by reference to Exhibit 8(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on August 12, 1994 (File No. 33-77256).


8(b). Specimen notice of cancellation right (face amount increase). Incorporated by reference to Exhibit 8(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on August 12, 1994 (File No. 33-77256).


8(c). Specimen notice of right of surrender while sales charge limitation applies (default). Incorporated by reference to Exhibit 8(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on August 12, 1994 (File No. 33-77256).



9. Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on November 1, 1996 (File no. 33-77256)**


10.  Consent of Ernst & Young LLP.

11.  Consent of Jones & Blouch L.L.P.

27.  Financial Data Schedules.






** Filed electronically

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and the depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the registration statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of the depositor to be hereunto affixed and attested, all in the City of Toronto, Province of Ontario, Canada, on the 9th day of December, 1996.


[SEAL]                             SEPARATE ACCOUNT THREE OF THE
                                   MANUFACTURERS LIFE INSURANCE
                                   COMPANY OF AMERICA
                                   ----------------------------------
                                                (Registrant)

                                   By:  THE MANUFACTURERS LIFE
                                        INSURANCE COMPANY OF AMERICA
                                        -----------------------------
                                                (Depositor)


                                   By:   /s/ Donald A. Guloien
                                        -----------------------------
                                              DONALD A. GULOIEN
                                              President

                                   THE MANUFACTURERS LIFE INSURANCE
                                   COMPANY OF AMERICA


                                   By:    /s/ Donald A. Guloien
                                         ----------------------------
                                              DONALD A. GULOIEN
                                              President


Attest


  /s/ Sheri L. Kocen
---------------------






(0)SA3-486(b)(GENERATION)

SIGNATURES

     Pursuant to the requirements of the Securities Act of l933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                   Title                            Date
---------                   -----                            ----

/s/ Donald A. Guloien       President and Director           December 9, 1996
-----------------------                                      -------------------
DONALD A. GULOIEN           (Principal Executive Officer)


                            Director
-----------------------                                      -------------------
SANDRA M. COTTER


/s/ James D. Gallagher      Director, Secretary              December 9, 1996
-----------------------                                      -------------------
JAMES D. GALLAGHER


/s/ Bruce Gordon            Director                         December 9, 1996
-----------------------                                      -------------------
BRUCE GORDON


                            Director
-----------------------                                       -------------------
THEODORE KILKUSKIE, JR.


/s/ Joseph J. Pietroski     Director                          December 9, 1996
-----------------------                                       -------------------
JOSEPH J. PIETROSKI


/s/ John D. Richardson      Director and Chairman             December 9, 1996
-----------------------                                       -------------------
JOHN D. RICHARDSON


/s/ Douglas H. Myers        Vice President, Finance           December 9, 1996
-----------------------                                       -------------------
DOUGLAS H. MYERS            (Principal Financial Officer)


                                 EXHIBITS INDEX

                                                       Sequentially
                                                         Numbered
Exhibit No.             Description                        Page
-----------             ------------                  -------------


27.                Financial Data Schedules.

99.A(1)            Resolutions of Board of         Incorporated by reference
                   Directors of The Manu-          to Exhibit A(1) to the
                   facturers Life Insurance        Registration State-
                   Company of America              ment on Form S-6 filed by
                   establishing Separate           The Manufacturers Life
                   Account Three.                  Insurance Company of
                                                   America on April 4, 1994
                                                   (File No. 33-77256).

99.A(3)(a)(i)      Distribution Agreement          Incorporated by reference
                   between The Manufacturers       to Exhibit A(3)(a)(i) to
                   Life Insurance Company of       the Registration State-
                   America and ManEquity, Inc.     ment on Form S-6 filed by
                                                   The Manufacturers Life
                                                   Insurance Company of
                                                   America on April 4, 1994
                                                   (File No. 33-77256).

99.A(3)(a)(ii)     Amendment to Distribution       Incorporated by reference
                   Agreement (re Variable Life).   to Exhibit A(3)(a)(ii) to
                                                   the Registration State-
                                                   ment on Form S-6 filed by
                                                   The Manufacturers Life
                                                   Insurance Company of
                                                   America on April 4, 1994
                                                   (File No. 33-77256).

99.A(3)(a)(iii)    Amendment to Distribution       Incorporated by reference
                   Agreement (re redomesti-        to Exhibit A(3)(a)(iii) to
                   cation).                        the Registration State-
                                                   ment on Form S-6 filed by
                                                   The Manufacturers Life
                                                   Insurance Company of
                                                   America on April 4, 1994
                                                   (File No. 33-77256).

99.A(3)(b)(i)      Specimen agreement between      Incorporated by reference
                   ManEquity, Inc. and             to Exhibit A(3)(b)(i) to
                   registered representatives.     the Registration State-
                                                   ment on Form S-6 filed by
                                                   The Manufacturers Life
                                                   Insurance Company of
                                                   America on April 4, 1994
                                                   (File No. 33-77256).




99.A(3)(b)(ii)      Specimen agreement between      Incorporated by reference
                    ManEquity, Inc. and dealers.    to Exhibit A(3)(b)(ii) to
                                                    the Registration State-
                                                    ment on Form S-6 filed by
                                                    The Manufacturers Life
                                                    Insurance Company of
                                                    America on April 4, 1994
                                                    (File No. 33-77256).


99.A(3)(c)          Schedule of Sales               Incorporated by reference
                    Commissions.                    to Exhibit A(3)(c) to the
                                                    Registration Statement
                                                    on Form S-6 filed by
                                                    The Manufacturers Life
                                                    Insurance Company of
                                                    America on April 4, 1994
                                                    (File No. 33-77256).


99.A(5)(a)         Specimen Flexible Premium        Incorporated by reference
                   Variable Life Insurance          to Exhibit A(5)(a) to Pre-
                   Policy.                          Effective Amendment No.1
                                                    to the Registration
                                                    Statement on Form S-6
                                                    filed by The Manufacturers
                                                    Life Insurance Company of
                                                    America on August 12, 1994
                                                    (File No. 33-77256).


99.A(6)(a)         Articles of Incorporation of     Incorporated by reference
                   The Manufacturers Life           to Exhibit A(6)(a) to the
                   Insurance Company of America.    Post Effective Amendment
                                                    No. 3 to the Registration
                                                    Statement on Form S-6 filed
                                                    by The Manufacturers Life
                                                    Insurance Company of
                                                    America on April 26, 1996
                                                    (File No. 33-77256)**.


99.A(6)(b)         By-Laws of The Manufacturers     Incorporated by reference
                   Life Insurance Company of        to Exhibit A(6)(b) to the
                   America.                         Post Effective Amendment
                                                    No. 3 to the Registration
                                                    Statement on Form S-6 filed
                                                    by The Manufacturers Life
                                                    Insurance Company of
                                                    America on April 26, 1996
                                                    (File No. 33-77256)**.


99.A(8)(a)         Service Agreement between The    Incorporated by reference
                   Manufacturers Life Insurance     to Exhibit A(8)(a) to the
                   Company of America and The       Registration Statement
                   Manufacturers Life Insurance     on Form S-6 filed by
                   Company (Amended and Restated    The Manufacturers Life
                   as of July 1, 1993).             Insurance Company of
                                                    America on April 4, 1994
                                                    (File No. 33-77256).


99.A(8)(b)         Specimen Stoploss Reinsurance    Incorporated by reference
                   Agreement between The Manu-      to Exhibit A(8)(b) to the
                   facturers Life Insurance         Registration Statement
                   Company of America and The       on Form S-6 filed by
                   Manufacturers Life Insurance     The Manufacturers Life
                   Company.                         Insurance Company of
                                                    America on April 4, 1994
                                                    (File No. 33-77256).


99.A(8)(c)         Service Agreement between        Incorporated by reference
                   The Manufacturers Life           to Exhibit A(8)(c) to the
                   Insurance Company and            Registration Statement
                   ManEquity.                       on Form S-6 filed by
                                                    The Manufacturers Life
                                                    Insurance Company of
                                                    America on April 4, 1994
                                                    (File No. 33-77256).


99.A(10)           Specimen Application for         Incorporated by reference
                   Flexible Premium Variable        to Exhibit A(10) to the
                   Life Insurance Policy.**         Post-Effective Amendment
                                                    No. 3 to the Registration
                                                    Statement on Form S-6 filed
                                                    By The Manufacturers Life
                                                    Insurance Company of
                                                    America on April 26, 1996
                                                    (File No. 33-77256).

99.A(10)(a)        Specimen Application
                   Supplement for Flexible
                   Premium Variable Life
                   Insurance Policy.**



99.2.              See Exhibit 1A(5)(a).



** Filed Electronically.



99.3.              Opinion and consent of
                   James D. Gallagher, Esq.,
                   General Counsel of
                   The Manufacturers Life
                   Insurance Company of
                   America.


99.4.              No financial statements
                   are omitted from the
                   prospectus pursuant to
                   instruction 1(b) or (c)
                   of Part I.

99.5.              Not applicable.

99.6.              Opinion and consent of
                   John R. Ostler, Vice-
                   President, Treasurer and
                   Chief Actuary of The
                   Manufacturers Life
                   Insurance Company of
                   America.

99.7.              Specimen notice of with-        Incorporated by reference
                   drawal right ("free look"       to Exhibit 7 to Pre-
                   notice).                        Effective Amendment No.1
                                                   to the Registration
                                                   Statement on Form S-6
                                                   filed by The Manufacturers
                                                   Life Insurance Company of
                                                   America on August 12, 1994
                                                   (File No. 33-77256).

99.8(a).           Specimen notice of right         Incorporated by reference
                   of surrender while sales         to Exhibit 8(a) to Pre-
                   charge limitation applies        Effective Amendment No.1
                   (initial purchase).              to the Registration
                                                    Statement on Form S-6
                                                    filed by The Manufacturers
                                                    Life Insurance Company of
                                                    America on August 12, 1994
                                                    (File No. 33-77256).



99.8(b).           Specimen notice of               Incorporated by reference
                   cancellation right               to Exhibit 8(b) to Pre-
                   (face amount increase).          Effective Amendment No.1
                                                    to the Registration
                                                    Statement on Form S-6
                                                    filed by The Manufacturers
                                                    Life Insurance Company of
                                                    America on August 12, 1994
                                                    (File No. 33-77256).

99.8(c).           Specimen notice of right         Incorporated by reference
                   of surrender while sales         Exhibit 8(c) to Pre-
                   charge limitation applies        Effective Amendment No.1
                   (default).                       to the Registration
                                                    Statement on Form S-6
                                                    filed by The Manufacturers
                                                    Life Insurance Company of
                                                    America on August 12, 1994
                                                    (File No. 33-77256).

99.9.              Memorandum Regarding             Incorporated by reference
                   Issuance, Face Amount            to Exhibit 9 to Post-
                   Increase, Redemption             Effective Amendment No. 4
                   and Transfer Procedures          to the Registration
                   for the Policies.**              Statement on Form S-6 filed
                                                    by The Manufacturers Life
                                                    Insurance Company of America
                                                    on November 1, 1996
                                                    (File No. 33-77256)

99.C1              Consent of Ernst & Young LLP.

99.C6              Consent of Jones & Blouch L.L.P.






** Filed electronically